UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02857
Name of Fund:
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc.,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2025
Date of reporting period:
09/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Total Return Fund
Institutional Shares | MAHQX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.44%
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 3.48%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.48%	0.02%	2.25%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84
Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Institutional Shares | MAHQX
Annual Shareholder Report — September 30, 2025
MAHQX-09/25-AR

BlackRock Total Return Fund
Service Shares | MSHQX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$76	0.75%
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Service Shares returned 3.16%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	3.16%	(0.31)%	1.94%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84
Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Service Shares | MSHQX
Annual Shareholder Report — September 30, 2025
MSHQX-09/25-AR

BlackRock Total Return Fund
Investor A Shares | MDHQX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$75	0.74%
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 3.07%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.07%	(0.29)%	1.93%
Investor A Shares (with sales charge)	(1.06)	(1.11)	1.51
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84
Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor A Shares | MDHQX
Annual Shareholder Report — September 30, 2025
MDHQX-09/25-AR

BlackRock Total Return Fund
Investor A1 Shares | MEHQX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$60	0.59%
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A1 Shares returned 3.23%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	3.23%	(0.15)%	2.10%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84
Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor A1 Shares | MEHQX
Annual Shareholder Report — September 30, 2025
MEHQX-09/25-AR

BlackRock Total Return Fund
Investor C Shares | MFHQX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$146	1.44%
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 2.36%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.36%	(0.99)%	1.38%
Investor C Shares (with sales charge)	1.37	(0.99)	1.38
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84
Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor C Shares | MFHQX
Annual Shareholder Report — September 30, 2025
MFHQX-09/25-AR

BlackRock Total Return Fund
Class K Shares | MPHQX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.36%
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 3.57%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.57%	0.09%	2.32%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84
Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Class K Shares | MPHQX
Annual Shareholder Report — September 30, 2025
MPHQX-09/25-AR

BlackRock Total Return Fund
Class R Shares | MRCBX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104	1.03%
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 2.78%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
What contributed to absolute performance?
The Fund’s allocations to structured products, agency mortgage-backed securities and U.S. investment grade corporate bonds contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	2.78%	(0.58)%	1.65%
Bloomberg U.S. Aggregate Bond Index	2.88	(0.45)	1.84
Key Fund statistics
Net Assets	$17,873,183,739
Number of Portfolio Holdings	5,231
Net Investment Advisory Fees	$65,354,148
Portfolio Turnover Rate	595%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	41.4%
Corporate Bonds	22.9%
U.S. Treasury Obligations	11.2%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	8.5%
Foreign Government Obligations	2.3%
Floating Rate Loan Interests	1.1%
Preferred Securities	0.7%
Municipal Bonds	0.5%
Common Stocks	0.4%
Fixed Rate Loan Interests	0.1%
Investment Companies	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	58.7%
AA/Aa	1.4%
A	5.7%
BBB/Baa	12.4%
BB/Ba	2.4%
B	0.8%
CCC/Caa	0.7%
CC/Ca	0.1%
N/R	17.8%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Class R Shares | MRCBX
Annual Shareholder Report — September 30, 2025
MRCBX-09/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Total Return Fund	$87,125	$86,700	$0	$7,000	$31,700	$62,856	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End

(b) Audit-Related Fees[1]	$0	$0

(c) Tax Fees[2]	$0	$0

(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Total Return Fund	$31,700	$69,856

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End

$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

SEPTEMBER 30, 2025

2025 Annual Financial Statements and Additional Information

BlackRock Bond Fund, Inc.

•	BlackRock Total Return Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Consolidated Schedule of Investments September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
1988 CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.86%, 07/15/37(a)(b)	USD 3,675	$3,695,088
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.65%, 04/15/35(a)(b)	510	510,470
720 East CLO VII Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.34%, 04/20/37(a)(b)	7,410	7,421,496
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.58%, 04/20/38(a)(b)	1,190	1,192,268
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 4.99%, 12/25/33(b)	476	459,345
Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 4.96%, 08/25/35(b)	495	433,407
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 4.55%, 07/25/36(b)	213	175,884
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 4.53%, 05/25/37(b)	2,318	362,469
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 4.87%, 05/25/37(b)	205	32,343
Affirm Asset Securitization Trust
Series 2024-A, Class A, 5.61%, 02/15/29(a)	3,805	3,822,358
Series 2025-X1, Class C, 5.34%, 04/15/30(a)	1,280	1,282,605
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)	10,743	10,828,987
Series 2025-1A, Class B, 5.13%, 02/15/33(a)	1,155	1,163,336
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.75%, 07/20/34(a)(b)	7,640	7,652,993
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/21/37(a)(b)	1,900	1,904,408
AGL CLO 37 Ltd., Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.57%, 04/22/38(a)(b)	290	290,638
AGL CLO 42 Ltd., Series 2025-42A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.57%, 07/22/38(a)(b)	900	901,595
AGL CLO 7 Ltd., Series 2020-7A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 5.39%, 10/15/38(a)(b)	1,490	1,490,000
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/20/35(a)(b)	1,344	1,346,477
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/37(a)(b)	14,335	14,391,361
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.57%, 01/22/38(a)(b)	3,370	3,377,690
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.71%, 10/20/37(a)(b)	3,620	3,632,308
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.97%, 07/17/37(a)(b)	3,490	3,503,401
AIMCO CLO 21 Ltd., Series 2024-21A, Class B, (3-mo. CME Term SOFR + 1.92%), 6.25%, 04/18/37(a)(b)	750	753,045

Security	Par (000)		Value

Asset-Backed Securities (continued)
AIMCO CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)		USD 439	$439,482
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 4.88%, 06/25/61(a)(b)		27,803	27,782,421
Series 2021-G, Class B, 6.75%, 06/25/61(a)(b)		8,204	9,287,517
Series 2021-G, Class C, 0.00%, 06/25/61(a)		14,303	14,409,743
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		11,901	11,766,186
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		1,749	1,707,041
Series 2023-B, Class C, 0.00%, 10/25/62(a)		3,917	2,498,448
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		248	233,447
Anchorage Capital CLO 17 Ltd., Series 2021- 17A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.55%, 02/15/38(a)(b)		11,115	11,131,209
Anchorage Capital CLO 29 Ltd., Series 2024- 29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.93%, 07/20/37(a)(b)		3,020	3,035,293
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR4, (3-mo. CME Term SOFR + 1.37%), 5.64%, 07/22/38(a)(b)		4,570	4,585,995
Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 6.07%, 07/22/38(a)(b)		5,490	5,518,712
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.87%, 04/28/37(a)(b)		5,686	5,708,265
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 6.36%, 04/28/37(a)(b)		7,620	7,660,689
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 6.76%, 04/28/37(a)(b)		4,250	4,279,894
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.11%, 04/28/37(a)(b)		1,140	1,147,607
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 5.78%, 10/27/34(a)(b)		2,395	2,398,279
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 6.38%, 10/27/34(a)(b)		2,800	2,802,687
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 5.14%, 04/25/34(a)(b)	EUR	542	642,564
Apidos CLO LII, Series 2025-52A, Class A1, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)	USD	2,680	2,682,921
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/22/38(a)(b)		880	883,636
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 5.94%, 10/20/30(a)(b)		660	660,297
Apidos CLO XXV, Series 2016-25A, Class BR3, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/37(a)(b)		6,850	6,869,114

4	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.13%, 04/15/31(a)(b)	USD	500	$501,255
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 5.43%, 01/20/33(a)(b)		818	818,877
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/20/35(a)(b)		6,244	6,255,759
Apidos CLO XXXVI
Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/20/34(a)(b)		625	626,638
Series 2021-36A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.49%, 07/20/34(a)(b)		250	250,582
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/22/34(a)(b)		450	450,622
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.64%, 10/22/34(a)(b)		250	250,622
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 10.89%, 10/22/34(a)(b)		455	455,884
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		195	180,406
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 6.39%, 06/17/39(a)(b)		1,922	1,921,729
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 6.26%, 08/17/41(a)(b)		2,620	2,619,899
AREIT Ltd.
Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 05/17/41(a)(b)		8,310	8,311,240
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.53%, 12/17/29(a)(b)		1,830	1,831,131
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 3.72%, 04/20/32(a)(b)	EUR	889	1,048,826
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.61%, 04/25/34(a)(b)	USD	500	500,203
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3-mo. CME Term SOFR + 1.75%), 6.07%, 10/15/36(a)(b)		1,270	1,271,434
Ares LVI CLO Ltd., Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.57%, 01/25/38(a)(b)		2,110	2,115,292
Ares LVII CLO Ltd., Series 2020-57A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.73%, 01/25/35(a)(b)		510	510,953
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.75%, 05/25/35(b)		2,241	1,856,134
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.57%, 07/25/36(b)		3,602	971,694
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 4.85%, 03/25/36(b)		666	371,059

Security	Par (000)		Value

Asset-Backed Securities (continued)
Asimi Funding PLC
Series 2024-1, Class B, (1-day SONIA + 1.35%), 5.32%, 09/16/31(b)(e)	GBP	600	$808,054
Series 2024-1, Class C, (1-day SONIA + 1.95%), 5.92%, 09/16/31(b)(e)		556	751,679
Series 2025-1, Class C, (1-day SONIA + 1.75%), 5.72%, 05/16/32(b)(e)		669	903,915
Series 2025-1, Class D, (1-day SONIA + 2.40%), 6.37%, 05/16/32(b)(e)		263	356,149
Asset-Backed European Securitisation Transaction Twenty-Five Srl
Series 25, Class D, (1-mo. EURIBOR + 2.50%), 4.38%, 11/15/39(b)(e)	EUR	298	352,880
Series 25, Class E, (1-mo. EURIBOR + 4.00%), 5.88%, 11/15/39(b)(e)		768	908,760
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
Series 23, Class C, (1-mo. EURIBOR + 1.60%), 3.53%, 03/21/34(b)(e)		471	557,785
Series 23, Class D, (1-mo. EURIBOR + 1.90%), 3.83%, 03/21/34(b)(e)		283	335,228
Series 23, Class E, (1-mo. EURIBOR + 2.40%), 4.33%, 03/21/34(b)(e)		283	335,490
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.63%, 04/20/31(a)(b)	USD	65	64,649
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, (1-mo. EURIBOR + 1.70%), 3.60%, 12/29/36(b)(e)	EUR	372	440,570
Series 2024-1, Class D, (1-mo. EURIBOR + 2.30%), 4.20%, 12/29/36(b)(e)		355	422,058
Series 2025-1, Class C, (1-mo. EURIBOR + 1.25%), 3.15%, 12/28/40(b)(e)		692	814,379
Series 2025-1, Class D, (1-mo. EURIBOR + 1.90%), 3.80%, 12/28/40(b)(e)		229	271,509
Auto1 Car Funding S.a.r.l
Series 2024-1, Class C, (1-mo. EURIBOR + 1.50%), 3.38%, 12/15/33(b)(e)		300	354,562
Series 2024-1, Class D, (1-mo. EURIBOR + 3.50%), 5.38%, 12/15/33(b)(e)		300	363,165
AutoNoria Spain 2025 FT
Series 2025-SP, Class D, (1-mo. EURIBOR + 1.50%), 3.37%, 04/30/43(b)(e)		400	470,255
Series 2025-SP, Class E, (1-mo. EURIBOR + 3.00%), 4.87%, 04/30/43(b)(e)		500	590,093
Avoca CLO XVIII DAC, Series 18A, Class CR, (3-mo. EURIBOR + 2.25%), 4.28%, 01/15/38(a)(b)		400	472,498
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 4.93%, 04/15/35(a)(b)		500	590,986
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.33%, 04/15/35(b)(e)		850	992,919
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 5.08%, 04/15/34(a)(b)		500	591,692
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.88%, 07/19/31(a)(b)	USD	500	500,000
Series 2020-2A, Class ARR, (3-mo. CME Term SOFR + 1.24%), 5.57%, 07/19/34(a)(b)		550	550,550

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.68%, 07/24/34(a)(b)	USD	250	$249,062
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.53%, 10/20/34(a)(b)		560	561,018
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.84%, 07/15/37(a)(b)		7,880	7,930,452
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/20/37(a)(b)		2,948	2,955,674
Series 2020-14A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.03%, 07/20/37(a)(b)		2,500	2,508,749
Series 2020-14A, Class DR, (3-mo. CME Term SOFR + 5.85%), 10.18%, 07/20/37(a)(b)		250	250,852
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 5.63%, 07/25/38(a)(b)		250	250,435
Ballyrock CLO Ltd.
Series 2019-2A, Class A2R3, (3-mo. CME Term SOFR + 1.65%), 5.39%, 10/25/38(a)(b)		460	460,000
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 6.41%), 10.74%, 10/20/31(a)(b)		250	250,044
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/15/38(a)(b)		6,935	6,955,772
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(b)		1,680	143,654
Series 1998-2, Class B1, 7.18%, 12/10/25(b)		2,790	235,746
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	409,595
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3-mo. CME Term SOFR + 0.98%), 5.31%, 10/22/32(a)(b)		1,363	1,363,904
Barings CLO Ltd., Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.99%, 01/20/31(a)(b)		980	980,715
Battalion CLO 18 Ltd., Series 2020-18A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 6.08%, 10/15/36(a)(b)		1,827	1,830,581
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R3, (3-mo. CME Term SOFR + 0.90%), 5.23%, 07/18/30(a)(b)		6,500	6,500,414
Series 2015-8A, Class A2R3, (3-mo. CME Term SOFR + 1.00%), 5.33%, 07/18/30(a)(b)		3,250	3,237,386
Series 2015-8A, Class BR3, (3-mo. CME Term SOFR + 1.25%), 5.58%, 07/18/30(a)(b)		2,901	2,898,018
Bayswater Park CLO Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.73%), 6.06%, 01/20/37(a)(b)		970	973,040
Bayview Financial Revolving Asset Trust Series 2004-B, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.28%, 05/28/39(a)(b)		5,099	4,205,997

Security	Par (000)		Value

Asset-Backed Securities (continued)
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 5.58%, 05/28/39(a)(b)	USD	132	$61,447
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.28%, 02/28/40(a)(b)		1,069	964,691
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.28%, 12/28/40(a)(b)		97	98,657
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.52%, 03/30/38(a)(b)		2,024	2,026,012
Bbam U.S. CLO V Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.60%, 07/25/38(a)(b)		250	250,886
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(b)		1,674	107,841
Series 2000-A, Class A3, 7.83%, 06/15/30(b)		1,554	103,349
Series 2000-A, Class A4, 8.29%, 06/15/30(b)		1,121	78,932
BDS Ltd.
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 5.93%, 03/19/39(a)(b)		1,262	1,262,028
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.71%, 09/19/39(a)(b)		2,735	2,749,061
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 6.00%, 08/25/34(b)		5	4,647
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 5.06%, 12/25/35(b)		2,217	2,172,312
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.61%, 09/25/36(b)		626	613,911
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.59%, 03/25/37(b)		922	880,963
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.39%), 4.55%, 03/25/37(b)		333	313,637
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.55%, 03/25/37(b)		408	388,799
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 4.97%, 04/25/37(b)		7,135	6,863,661
Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, (3-mo. CME Term SOFR + 1.27%), 10/20/38(a)(b)(f)		500	500,000
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 5.86%, 07/20/37(a)(b)		6,170	6,209,975
Benefit Street Partners CLO X Ltd., Series 2016- 10A, Class A1R3, (3-mo. CME Term SOFR + 1.30%), 5.63%, 07/20/38(a)(b)		4,609	4,624,786
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/15/37(a)(b)		2,000	2,004,579
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.70%, 10/20/37(a)(b)		750	752,246
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/17/38(a)(b)		920	923,403
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ARR, (3-mo. CME Term SOFR + 1.29%), 5.58%, 07/15/37(a)(b)		4,685	4,699,311

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO XXIII Ltd.
Series 2021-23A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 5.42%, 04/25/34(a)(b)	USD	550	$550,505
Series 2021-23A, Class ER, (3-mo. CME Term SOFR + 5.25%), 9.57%, 04/25/34(a)(b)		750	756,192
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.50%, 01/25/38(a)(b)		2,150	2,151,153
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/20/37(a)(b)		1,310	1,314,585
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.70%, 10/20/37(a)(b)		10,520	10,550,107
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.67%, 01/25/38(a)(b)		4,500	4,513,860
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/25/38(a)(b)		3,920	3,934,783
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	986,456
Series 2022-C, Class B, 5.93%, 10/17/35(a)		745	747,166
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.72%, 01/22/38(a)(b)		2,550	2,560,570
Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.47%, 10/23/38(a)(b)		900	902,349
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/19/37(a)(b)		870	873,111
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.59%, 01/19/38(a)(b)		250	250,562
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/19/38(a)(b)		520	520,848
Birch Grove CLO Ltd., Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 5.91%, 07/17/37(a)(b)		250	250,976
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.19%, 10/22/30(a)(b)		454	453,907
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.59%, 04/20/31(a)(b)		1,032	1,033,174
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.41%, 11/15/30(a)(b)		553	553,495
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.17%, 08/15/31(a)(b)		1,095	1,096,763
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.51%, 10/25/30(a)(b)		1,420	1,420,797
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.17%, 10/25/30(a)(b)		10,020	10,055,171
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.08%, 07/15/31(a)(b)		3,970	3,972,183

Security	Par (000)		Value

Asset-Backed Securities (continued)
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.33%, 07/25/34(a)(b)	USD	1,080	$1,082,246
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 3.78%, 10/15/35(a)(b)	EUR	3,280	3,851,003
BlueMountain Fuji U.S. CLO II Ltd., Series 2017- 2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.59%, 10/20/30(a)(b)	USD	1,483	1,484,151
BRAVO Residential Funding Trust, Series 2024- CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,446	1,454,724
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		3,325	3,345,670
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 5.82%, 07/20/34(a)(b)		500	500,813
Brignole Co.
Series 2024, Class C, (1-mo. EURIBOR + 2.00%), 3.89%, 02/24/42(b)(e)	EUR	198	234,432
Series 2024, Class D, (1-mo. EURIBOR + 4.00%), 5.89%, 02/24/42(b)(e)		285	339,883
Bryant Park CLO Ltd., Series 2025-27A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.53%, 07/20/38(a)(b)	USD	1,780	1,786,903
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.52%, 04/15/38(a)(b)		710	710,500
Series 2024-24A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.72%, 10/15/37(a)(b)		1,500	1,505,334
Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.67%, 01/18/38(a)(b)		2,250	2,256,357
Series 2024-25A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/18/38(a)(b)		4,000	4,012,000
Series 2024-25A, Class D1, (3-mo. CME Term SOFR + 2.95%), 7.28%, 01/18/38(a)(b)		500	505,626
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.40%, 07/18/34(a)(b)		2,400	2,401,201
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.78%, 10/18/42(a)(b)		7,587	7,553,002
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.65%, 07/15/31(a)(b)		236	236,191
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.65%, 07/15/31(a)(b)		582	582,831
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 10/15/37(a)(b)		2,945	2,955,500
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.27%, 10/15/37(a)(b)		1,610	1,617,293
Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.37%, 05/15/37(a)(b)		6,800	6,840,663
Cardiff Auto Receivables Securitisation PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 5.87%, 08/20/31(b)(e)	GBP	1,743	2,365,816
Series 2024-1, Class D, (1-day SONIA + 2.60%), 6.57%, 08/20/31(b)(e)		1,320	1,799,263

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.52%, 05/15/31(a)(b)	USD	262	$261,993
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/21/37(a)(b)		4,158	4,175,879
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.11%, 10/21/37(a)(b)		5,170	5,187,112
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/25/37(a)(b)		510	513,147
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 4.90%, 01/25/36(b)		610	541,815
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 4.43%, 10/25/36(b)		170	165,761
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.83%, 10/15/34(a)(b)		250	250,765
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.33%, 10/15/34(a)(b)		250	250,565
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.75%, 10/22/37(a)(b)		730	732,777
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		6,158	5,912,946
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.70%, 07/17/34(a)(b)		3,270	3,274,726
CBAM Ltd.
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.69%, 07/20/31(a)(b)		106	105,722
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/20/31(a)(b)		250	250,212
Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.44%), 5.77%, 07/20/34(a)(b)		436	436,726
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 4.59%, 10/25/36(b)		341	236,002
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.73%, 11/25/36(b)		324	146,591
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.84%, 07/22/38(a)(b)		3,110	3,123,559
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.68%, 07/17/31(a)(b)		1,060	1,061,779
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.41%, 01/20/31(a)(b)		103	102,688
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 5.50%, 05/29/32(a)(b)		1,220	1,219,479
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/15/37(a)(b)		770	772,164
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 3.63%, 04/15/33(b)(e)	EUR	900	1,056,699

Security	Par (000)		Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 5.59%, 10/18/30(a)(b)	USD	99	$99,429
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 6.09%, 10/18/30(a)(b)		250	250,353
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.99%, 01/18/31(a)(b)		3,320	3,324,748
Series 2014-3A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.50%, 03/31/38(a)(b)		1,000	1,001,001
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 04/20/34(a)(b)		510	510,530
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 5.88%, 04/21/37(a)(b)		6,190	6,213,761
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 6.38%, 04/21/37(a)(b)		3,710	3,723,096
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.78%, 04/21/37(a)(b)		250	251,767
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.73%, 07/17/37(a)(b)		1,770	1,776,351
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/18/38(a)(b)		3,140	3,149,420
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/18/38(a)(b)		1,510	1,516,252
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.70%, 10/20/37(a)(b)		250	250,690
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.08%, 10/20/37(a)(b)		1,000	1,005,340
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.35%, 10/18/38(a)(b)		682	684,476
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.69%, 10/20/37(a)(b)		6,729	6,749,299
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.77%, 07/16/37(a)(b)		6,170	6,199,485
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.73%, 07/15/36(a)(b)		1,200	1,201,861
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.23%, 07/15/36(a)(b)		3,260	3,266,227
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/20/34(a)(b)		12,140	12,156,873
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.24%, 10/20/34(a)(b)		780	781,646
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.62%, 01/15/40(a)(b)		9,120	9,154,211
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.07%, 07/25/37(a)(b)		5,280	5,297,582

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.28%, 07/15/36(a)(b)	USD	490	$490,490
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 07/23/37(a)(b)		4,132	4,145,715
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.97%, 07/23/37(a)(b)		500	501,625
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.22%, 07/23/37(a)(b)		250	250,691
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.72%, 10/15/34(a)(b)		840	841,304
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.23%, 10/15/34(a)(b)		700	701,407
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/37(a)(b)		2,410	2,417,883
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.81%, 07/21/37(a)(b)		690	693,273
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/23/38(a)(b)		250	250,343
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.81%, 10/24/38(a)(b)		890	894,530
Series 2025-4A, Class C, (3-mo. CME Term SOFR + 1.85%), 5.96%, 10/24/38(a)(b)		890	892,411
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 6.90%, 10/25/37(a)(b)		1,821	1,806,254
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 1.86%), 6.90%, 10/25/37(a)(b)		397	387,181
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 4.47%, 05/25/37(b)		4,167	2,814,890
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.54%, 05/25/37(b)		1,893	1,279,537
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 4.44%, 07/25/45(b)		3,001	2,099,928
Clover CLO LLC
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 5.86%, 04/20/37(a)(b)		4,120	4,136,567
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 5.39%, 01/25/35(a)(b)		270	270,433
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/47(a)		596	551,647
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		650	595,682
Series 2021-B, Class C, 2.72%, 06/25/52(a)		293	272,957
Series 2021-B, Class D, 3.78%, 06/25/52(a)		72	67,480
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 6.11%, 06/25/54(a)(b)		7,749	7,861,571
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(a) .		9,702	9,810,645
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,794	2,815,039
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(b)		302	306,861
Series 1997-6, Class M1, 7.21%, 01/15/29(b)		50	51,057
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		121	123,006
Series 1999-5, Class A5, 7.86%, 03/01/30(b)		767	210,863
Series 1999-5, Class A6, 7.50%, 03/01/30(b)		822	216,313
Conseco Finance Securitizations Corp. Series 2000-1, Class A5, 8.06%, 09/01/29(b)		1,445	185,626

Security	Par (000)		Value

Asset-Backed Securities (continued)
Conseco Finance Securitizations Corp.
Series 2000-4, Class A6, 8.31%, 05/01/32(b)	USD	1,224	$162,288
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	397,290
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	746,611
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 5.98%, 04/17/30(a)(b)		250	250,212
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 5.17%, 10/25/34(b)		280	275,597
Series 2005-16, Class 1AF, 4.47%, 04/25/36(b)		1,790	1,608,332
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.71%, 02/25/37(b)		1,122	1,161,625
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.72%, 03/25/37(b)		6,600	6,752,251
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.62%, 05/25/47(b)		831	817,806
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 4.49%, 12/25/25(b)		4	24,320
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 5.11%, 08/25/47(b)		2,447	2,399,334
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.77%, 06/25/47(a)(b)		1,308	1,077,966
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.54%, 03/15/34(b)		138	137,914
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-MH29, Class B1, 8.10%, 09/25/31(b)		434	440,154
Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		304	254,064
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.00%, 12/25/36(c)		302	246,899
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		253	251,859
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		2,962	2,473,118
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(c)		2,706	83,695
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 4.61%, 07/25/37(a)(b)		378	250,826
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.73%, 01/15/38(a)(b)		250	251,086
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 6.07%, 01/15/38(a)(b)		1,040	1,043,505
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 5.76%, 07/20/34(a)(b)		250	250,363
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.29%, 07/20/34(a)(b)		490	491,166
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.33%, 02/22/34(b)(e)	EUR	990	1,156,434

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.30%, 01/25/29(c)	USD	30	$74,450
Series 2006-S5, Class A5, 6.16%, 06/25/35		38	58,615
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.45%, 05/15/35(b)		25	24,465
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.45%, 05/15/36(b)		285	282,616
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 4.42%, 11/15/36(b)		169	166,113
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 4.41%, 01/15/37(b)		182	174,944
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.60%, 04/20/38(a)(b)		6,307	6,327,802
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/37(a)(b)		250	251,030
Diameter Capital CLO 3 Ltd.
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/15/38(a)(b)		372	373,497
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.02%, 01/15/38(a)(b)		1,500	1,506,255
Diameter Capital CLO 8 Ltd., Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/20/37(a)(b)		22,190	22,269,971
Dowson PLC
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.32%, 08/20/31(b)(e)	GBP	344	466,087
Series 2024-1, Class E, (1-day SONIA + 3.95%), 7.92%, 08/20/31(b)(e)		408	551,602
Series 2024-1, Class F, (1-day SONIA + 6.95%), 10.92%, 08/20/31(b)(e)		496	676,968
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.49%, 08/20/34(a)(b)	USD	3,180	3,184,982
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.55%, 04/15/31(a)(b)		981	981,208
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.54%, 07/18/30(a)(b)		294	294,526
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/18/30(a)(b)		500	500,750
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.48%, 10/19/29(a)(b)		1,121	1,121,013
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.60%, 04/15/31(a)(b)		1,115	1,116,761
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.56%, 04/18/31(a)(b)		244	244,713
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/18/30(a)(b)		300	300,648

Security	Par (000)		Value

Asset-Backed Securities (continued)
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.69%, 10/15/37(a)(b)	USD	1,000	$1,002,731
Eaton Vance CLO Ltd., Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 6.07%, 07/15/30(a)(b)		250	250,297
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.95%), 5.94%, 03/22/57(b)(e)	GBP	1,611	2,200,416
Series 2024-1, Class D, (1-day SONIA + 2.55%), 6.54%, 03/22/57(b)(e)		931	1,279,926
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)	USD	2,104	2,107,843
Elmwood CLO 24 Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/17/38(a)(b)		3,680	3,694,737
Elmwood CLO 27 Ltd., Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.28%, 04/18/37(a)(b)		1,040	1,044,774
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.85%, 04/20/37(a)(b)		4,760	4,783,967
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.75%, 07/17/37(a)(b)		2,410	2,421,180
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.67%, 10/20/37(a)(b)		1,517	1,522,659
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/22/38(a)(b)		4,490	4,496,057
Elmwood CLO 39 Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.42%, 04/17/38(a)(b)		1,250	1,250,375
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 5.85%, 04/20/37(a)(b)		250	251,259
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/20/37(a)(b)		6,690	6,715,670
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/20/37(a)(b)		1,600	1,607,024
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 7.38%, 10/20/37(a)(b)		250	252,437
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 07/18/37(a)(b)		670	672,506
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.68%, 04/18/37(a)(b)		1,000	1,003,888
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/18/37(a)(b)		3,381	3,390,283
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/17/37(a)(b)		790	792,709

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/15/37(a)(b)	USD	1,310	$1,314,451
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 4.29%, 04/24/34(a)(b)	EUR	700	825,716
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 5.19%, 04/24/34(a)(b)		1,585	1,868,628
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 4.98%, 11/25/35(b)	USD	3,280	3,265,124
FCT Noria 2025, Series 2025-1, Class E, (1-mo. EURIBOR + 2.75%), 4.62%, 07/25/43(b)(e)	EUR	600	710,416
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)	USD	3,995	4,054,389
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 5.32%, 10/25/34(b)		1,000	911,746
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.51%, 10/25/36(b)		1,789	1,152,369
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.59%, 10/25/36(b)		1,049	689,416
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.55%, 12/25/36(b)		8,853	3,569,278
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 4.42%, 12/25/36(b)		7,836	6,789,707
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.87%, 01/25/36(b)		2,866	2,604,323
First NLC Trust, Series 2007-1, Class A3, (1-mo. CME Term SOFR + 0.29%), 4.45%, 08/25/37(a)(b)		689	344,997
FirstKey Homes Trust, Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		5,641	5,521,023
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 6.12%, 05/20/36(a)(b)		1,160	1,162,854
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.69%, 10/19/37(a)(b)		13,960	14,000,763
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.91%, 10/19/37(a)(b)		1,980	1,981,597
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/19/37(a)(b)		1,200	1,203,636
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.67%, 10/17/37(a)(b)		1,140	1,144,362
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.92%, 10/17/37(a)(b)		600	602,124
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		7,635	7,689,585
Fortuna Consumer Loan Abs DAC
Series 2024-2, Class C, (1-mo. EURIBOR + 1.65%), 3.56%, 10/18/34(b)	EUR	800	944,998
Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.01%, 10/18/34(b)		2,300	2,746,007
Fortuna Consumer Loan ABS DAC
Series 2025-2, Class D, (1-mo. EURIBOR + 1.40%), 10/18/35(b)(e)(f)		700	822,210
Series 2025-2, Class E, (1-mo. EURIBOR + 2.75%), 10/18/35(b)(e)(f)		600	704,740

Security	Par (000)		Value

Asset-Backed Securities (continued)
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)	USD	1,987	$1,895,443
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		807	828,699
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		1,422	1,425,184
Series 2025-2A, Class D, 5.68%, 04/15/52(a)		1,004	1,009,405
Series 2025-2A, Class E, 8.35%, 04/15/52(a)		1,082	1,095,070
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.55%, 02/25/37(b)		1,687	1,250,344
FS Rialto Issuer Ltd.
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.29%, 01/19/39(a)(b)		5,269	5,256,157
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.76%, 10/19/39(a)(b)		4,627	4,651,538
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.52%, 08/19/42(a)(b)		1,610	1,611,217
FTA Consumo Santander
Series 7, Class B, (3-mo. EURIBOR + 1.30%), 3.32%, 07/20/38(b)(e)	EUR	1,021	1,205,796
Series 7, Class C, (3-mo. EURIBOR + 1.65%), 3.67%, 07/20/38(b)(e)		864	1,020,391
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.37%, 11/22/31(a)(b)	USD	189	188,765
Generate CLO 13 Ltd., Series 2023-13A, Class A1, (3-mo. CME Term SOFR + 1.80%), 6.13%, 01/20/37(a)(b)		2,600	2,605,950
Generate CLO 19 Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.57%, 04/22/36(a)(b)		2,000	2,007,092
Generate CLO 2 Ltd., Series 2A, Class AR2, (3-mo. CME Term SOFR + 1.41%), 5.73%, 10/22/37(a)(b)		3,015	3,026,143
Generate CLO 20 Ltd., Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.02%, 01/25/38(a)(b)		260	261,196
Generate CLO 4 Ltd.
Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 5.76%, 07/20/37(a)(b)		8,250	8,286,348
Series 4A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 6.08%, 07/20/37(a)(b)		3,000	3,011,611
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.95%, 04/22/37(a)(b)		5,673	5,692,099
Generate CLO 9 Ltd., Series 9A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 01/20/38(a)(b)		1,658	1,662,483
Golden Bar Securitisation Srl
Series 2024-1, Class B, (3-mo. EURIBOR + 1.50%), 3.53%, 09/22/43(b)(e)	EUR	1,342	1,590,711
Series 2025-1, Class D, (3-mo. EURIBOR + 1.90%), 3.93%, 12/20/44(b)(e)		509	604,311
Golden Ray SA - Compartment 1, Series 1, Class C, (1-mo. EURIBOR + 2.00%), 3.90%, 12/27/57(b)(e)		300	352,315
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.41%, 10/20/34(a)(b)	USD	18,440	18,454,793
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 9.23%, 10/20/34(a)(b)		250	250,377

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
GoldenTree Loan Management U.S. CLO 23 Ltd.
Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.60%, 01/20/39(a)(b)	USD	1,890	$1,894,764
Series 2024-23A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/39(a)(b)		3,020	3,030,721
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.43%, 04/20/34(a)(b)		270	270,310
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		1,046	1,073,341
Golub Capital Partners CLO Ltd.
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 6.33%, 04/20/37(a)(b)		940	944,737
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.69%, 10/25/37(a)(b)		860	862,594
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.99%, 10/25/37(a)(b)		390	391,287
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 7.22%, 10/25/37(a)(b)		260	261,300
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.57%, 01/25/38(a)(b)		2,252	2,256,957
Series 2025-81A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.64%, 07/20/38(a)(b)		1,080	1,081,676
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)		13,098	13,268,732
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		11,682	11,852,049
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		449	459,545
Gracie Point International Funding LLC, Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 6.06%, 03/01/28(a)(b)		7,816	7,831,193
Green Lakes Park CLO LLC, Series 2025-1A, Class ARR, (3-mo. CME Term SOFR + 1.18%), 5.50%, 01/25/38(a)(b)		4,060	4,063,808
GreenPoint Manufactured Housing, Series 1999-5, Class M2, 9.23%, 12/15/29(b)		514	513,553
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		6,191	6,331,012
Series 2024-1, Class B, 5.87%, 06/25/59(a)		993	1,012,807
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		1,357	1,372,953
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,474	1,488,469
Series 2025-2A, Class C, 5.26%, 06/25/60(a)		1,699	1,714,290
Series 2025-2A, Class D, 5.56%, 06/25/60(a)		1,356	1,369,753
Series 2025-2A, Class E, 7.79%, 06/25/60(a)		575	583,672
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 4.97%, 12/25/35(b)		836	372,582
Series 2006-18, Class AF2A, 5.63%, 11/25/36(b)		110	29,742
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,081	293,030
Series 2006-4, Class 1A1, 4.18%, 03/25/36(b)		1,445	1,001,519
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 4.41%, 03/25/36(b)		10	3,299
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		440	78,580
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.67%, 01/25/47(b)		640	313,457
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 7.65%, 02/25/47(b)		1,300	1,283,380

Security	Par (000)		Value

Asset-Backed Securities (continued)
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.36%), 6.68%, 07/28/31(a)(b)	USD	250	$250,536
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.81%, 04/20/34(a)(b)		1,330	1,331,955
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.78%, 07/20/38(a)(b)		1,080	1,086,973
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.67%, 10/20/37(a)(b)		1,460	1,465,455
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 4.94%, 04/25/34(a)(b)	EUR	750	888,151
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 3.29%, 04/25/34(b)(e)		540	633,888
Hermitage 2025 PLC
Series 2025-1, Class D, (1-day SONIA + 1.70%), 5.67%, 04/21/33(b)(e)	GBP	648	873,215
Series 2025-1, Class E, (1-day SONIA + 3.20%), 7.17%, 04/21/33(b)(e)		468	633,157
Hermitage PLC
Series 2024-1, Class C, (1-day SONIA + 1.60%), 5.57%, 04/21/33(b)(e)		464	626,987
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.32%, 04/21/33(b)(e)		289	391,178
Series 2024-1, Class E, (1-day SONIA + 3.90%), 7.87%, 04/21/33(b)(e)		469	637,504
Hill FL BV, Series 2024-2FL, Class D, (1-mo. EURIBOR + 1.95%), 3.86%, 10/18/32(b)(e)	EUR	500	579,352
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(g)	USD	27,891	28,463,064
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.87%, 07/25/36(b)		2,440	2,316,639
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.57%, 05/25/37(b)		1,643	1,374,182
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.52%, 07/25/34(b)		217	209,313
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		1,619	145,941
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,716	8,492,098
Household Capital RMBS, Series 2025-1, Class A, (3-mo. BBSW + 1.90%), 5.74%, 07/21/87(b)(e)	AUD	3,530	2,328,770
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.79%, 05/20/32(a)(b)	USD	3,742	3,750,067
Series 2024-2, Class B2, (SOFR (30-day) + 1.35%), 5.74%, 10/20/32(a)(b)		6,396	6,405,240
Series 2025-2, Class B2, (SOFR (30-day) + 1.20%), 5.59%, 09/20/33(a)(b)		3,329	3,330,429
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.13%, 04/20/35(a)(b)		1,857	1,857,705
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 5.83%, 01/15/34(b)(e)	EUR	350	411,281

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Italian Stella Loans Srl, Series 2024-2, Class D, (1-mo. EURIBOR + 2.15%), 4.05%, 05/27/39(b)(e)	EUR	230	$273,286
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 4.68%, 05/25/36(b)	USD	468	467,874
Series 2007-CH1, Class MF1, 4.44%, 11/25/36(c)		120	123,801
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.88%, 07/20/36(a)(b)		2,680	2,683,644
Kings Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.72%, 01/21/35(a)(b)		810	811,215
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.00%, 09/15/29(a)(b)		40	39,682
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.76%, 07/20/34(a)(b)		250	250,410
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/20/31(a)(b)		39	39,007
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.65%, 04/15/31(a)(b)		536	536,389
LCM XIV LP, Series 14A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.63%, 07/20/31(a)(b)		5	5,025
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/31(a)(b)		72	72,235
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		2,158	2,086,018
Series 2019-SL2, Class B, 0.00%, 02/25/59(a).		2,072	409,156
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		2,390	2,167,903
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(b) .		585	590,176
Series 2002-A, Class C, 0.00%, 06/15/33		142	141,549
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 4.36%, 06/25/37(a)(b)		284	188,460
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(a)		10,127	10,180,022
Series 2025-P1, Class B, 5.92%, 06/16/31(a)		871	878,171
Series 2025-P1, Class C, 6.56%, 06/16/31(a)		1,740	1,756,485
Series 2025-P1, Class D, 6.79%, 06/16/31(a)		707	714,298
Series 2025-P1, Class E, 9.28%, 06/16/31(a)		1,378	1,392,332
Series 2025-P1, Class F, 13.31%, 06/16/38(a)		458	463,320
Series 2025-P1, Class R, 0.00%, 07/16/40(a)		182	470,271
Series 2025-P2, Class A, 5.20%, 02/15/35(a)		8,206	8,267,752
Series 2025-P2, Class B, 5.59%, 04/15/35(a)		407	409,775
Series 2025-P2, Class C, 6.25%, 09/15/35(a)		820	825,570
Series 2025-P2, Class D, 6.47%, 12/15/35(a)		328	330,202
Series 2025-P2, Class E, 8.99%, 07/15/36(a)		526	529,427
Series 2025-P2, Class F, 13.02%, 01/15/37(a)		262	264,042
Series 2025-P2, Class R, 0.00%, 03/15/45(a)		114	270,258
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	678,826
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		2,136	2,170,373
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		818	834,792
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		953	973,966

Security	Par (000)		Value

Asset-Backed Securities (continued)
Lendmark Funding Trust
Series 2024-2A, Class B, 4.86%, 02/21/34(a)	USD	1,304	$1,307,527
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		399	400,101
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		1,277	1,278,085
Series 2025-1A, Class A, 4.94%, 09/20/34(a)		6,997	7,076,732
Series 2025-1A, Class C, 5.68%, 09/20/34(a)		454	462,565
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.93%, 01/17/37(a)(b)		500	500,552
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.53%, 08/17/42(a)(b)		1,750	1,753,246
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		4,121	3,496,344
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		3,967	3,322,223
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.57%, 06/25/36(b)		2,879	1,350,474
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.59%, 08/25/36(b)		7,639	3,028,460
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64(a) .		8,360	8,479,203
Series 2025-1A, Class A2, 5.60%, 09/20/65(a) .		2,464	2,491,759
Madison Park Funding LI Ltd., Series 2021-51A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.29%, 07/19/34(a)(b)		2,740	2,745,123
Madison Park Funding LVII Ltd., Series 2022- 57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.59%, 07/27/34(a)(b)		250	250,250
Madison Park Funding LXVII Ltd., Series 2024- 67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.37%, 04/25/37(a)(b)		6,610	6,632,211
Madison Park Funding LXXI Ltd.
Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.41%, 04/23/38(a)(b)		1,900	1,901,488
Series 2025-71A, Class B, (3-mo. CME Term SOFR + 1.50%), 5.77%, 04/23/38(a)(b)		250	249,625
Madison Park Funding LXXIII Ltd., Series 2025- 73A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.66%, 10/17/38(a)(b)		730	733,300
Madison Park Funding XIX Ltd.
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/22/37(a)(b)		7,000	7,023,100
Series 2015-19A, Class BR3, (3-mo. CME Term SOFR + 2.25%), 6.58%, 01/22/37(a)(b)		1,000	1,004,640
Madison Park Funding XLII Ltd.
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.47%, 11/21/30(a)(b)		259	259,175
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.08%, 11/21/30(a)(b)		1,500	1,502,070
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.38%, 11/21/30(a)(b)		390	390,740
Madison Park Funding XXII Ltd., Series 2016- 22A, Class AR2, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/15/38(a)(b)		3,000	3,011,141
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.13%, 07/27/31(a)(b)		500	501,005

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.58%, 07/27/31(a)(b)	USD	900	$901,708
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.88%, 10/20/29(a)(b)		760	759,878
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.53%, 04/20/38(a)(b)		500	500,625
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.68%, 07/16/37(a)(b)		1,780	1,785,874
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.12%, 07/23/37(a)(b)		4,110	4,114,192
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.61%, 10/15/32(a)(b)		2,951	2,954,232
Madison Park Funding XXXV Ltd., Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.99%, 04/20/32(a)(b)		1,030	1,030,515
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.85%, 04/15/37(a)(b)		670	673,367
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.24%, 01/22/35(a)(b)		250	250,531
Mariner Finance Issuance Trust
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,177,246
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		5,718	5,797,381
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		304	311,987
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		1,277	1,325,613
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,400	1,437,983
Series 2025-AA, Class A, 4.98%, 05/20/38(a)		10,592	10,708,331
Series 2025-AA, Class B, 5.33%, 05/20/38(a)		1,425	1,445,301
Series 2025-AA, Class C, 5.69%, 05/20/38(a)		1,462	1,489,940
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.79%, 06/25/36(a)(b)		879	822,924
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.83%, 05/25/37(b)		1,318	1,124,620
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.79%, 06/25/46(a)(b)		166	163,307
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.75%, 05/25/37(b)		743	541,211
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.66%, 08/25/37(b)		395	379,035
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 4.45%, 06/25/37(b)		817	171,895
Metro Finance Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.90%), 5.44%, 10/15/31(b)	AUD	500	333,977
Series 2025-1, Class D, (1-mo. BBSW + 2.20%), 5.74%, 10/15/31(b)		650	434,974
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 6.77%, 09/17/37(a)(b)	USD	956	956,549

Security	Par (000)		Value

Asset-Backed Securities (continued)
MF1 LLC
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 6.28%, 06/19/37(a)(b)	USD	3,993	$3,993,139
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		4,685	4,690,625
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.67%, 07/18/38(a)(b)		3,170	3,182,353
Mila BV
Series 2024-1, Class C, (1-mo. EURIBOR + 1.45%), 3.37%, 09/16/41(b)(e)	EUR	216	255,268
Series 2024-1, Class D, (1-mo. EURIBOR + 2.00%), 3.92%, 09/16/41(b)(e)		171	202,585
Milford Park CLO Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.49%, 01/20/38(a)(b)	USD	2,370	2,370,168
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		3,438	3,096,185
Milos CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.66%, 10/20/30(a)(b)		1,516	1,516,699
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 4.87%, 12/25/34(b)		820	780,076
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 5.14%, 09/25/35(b)		2,861	2,382,406
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 4.34%, 10/25/36(b)		1,648	719,210
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 8.07%, 02/25/47(a)(b)		317	301,283
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 4.59%, 04/25/36(b)		1,274	888,223
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		1,865	397,911
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		715	188,583
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 4.61%, 11/25/36(b)		3,471	540,752
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.77%, 11/25/36(b)		1,008	276,723
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(c)		1,377	481,496
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(c)		5,993	2,058,145
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,166	1,090,756
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		422	373,472
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		567	498,714
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		370	352,759
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 6.19%, 10/18/28(a)(b)		311	311,043
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 4.89%, 04/25/37(b)		3,320	3,200,698
Navient Education Loan Trust, Series 2025-A, Class D, 6.03%, 07/15/55(a)		404	407,502

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)	USD	5,598	$5,547,806
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.17%, 11/15/68(a)(b)		858	856,024
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		61	60,428
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,228,129
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		828	745,002
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,230	2,088,948
Series 2024-A, Class A, 5.66%, 10/15/72(a)		12,343	12,675,314
Navient Refinance Loan Trust, Series 2025-B, Class A, 4.72%, 09/15/55(a)		7,360	7,343,603
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		3,470	3,133,396
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	20,339,882
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,521,385
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	2,113,026
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	11,675,429
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	739,555
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,342,794
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	10,903,199
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	560,768
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	852,622
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		7,353	6,603,512
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	288,159
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 6.61%, 11/25/53(a)(b)		2,562	2,597,777
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 5.69%, 05/17/55(a)(b)		16,636	16,735,294
Series 2025-BA, Class B, 4.98%, 05/17/55(a)		7,795	7,793,853
Series 2025-BA, Class C, 5.38%, 05/17/55(a)		4,319	4,338,244
Series 2025-BA, Class D, 6.04%, 05/17/55(a)		3,153	3,175,052
Series 2025-CA, Class A1B, (SOFR (30-day) + 1.35%), 5.71%, 06/22/65(a)(b)		8,092	8,091,948
Series 2025-CA, Class D, 5.82%, 06/22/65(a)		4,599	4,582,609
Neuberger Berman CLO XX Ltd., Series 2015- 20A, Class BR3, (3-mo. CME Term SOFR + 1.50%), 5.82%, 04/15/39(a)(b)		750	751,223
Neuberger Berman CLO XXI Ltd., Series 2016- 21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/39(a)(b)		6,960	6,987,864
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.98%, 07/20/39(a)(b)		1,000	1,000,700
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.83%, 01/20/37(a)(b)		780	778,861
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 4.95%, 12/25/35(b)		2,183	1,912,333
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/38(a)(b)		1,990	1,996,776
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		699	684,244
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, (1-day SONIA + 1.40%), 5.37%, 07/15/32(b)(e)	GBP	655	887,571
Series 2024-2X, Class C, (1-day SONIA + 1.90%), 5.87%, 07/15/32(b)(e)		780	1,059,769

Security	Par (000)		Value

Asset-Backed Securities (continued)
Newday Funding Master Issuer PLC
Series 2024-2X, Class D, (1-day SONIA + 2.65%), 6.62%, 07/15/32(b)(e)	GBP	1,645	$2,250,639
Series 2025-2X, Class C, (1-day SONIA + 1.50%), 5.47%, 07/15/33(b)(e)		981	1,324,056
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.67%, 10/25/36(a)(b)	USD	42	83,600
Noria
Series 2024-DE1, Class D, (1-mo. EURIBOR + 1.65%), 3.52%, 02/25/43(b)(e)	EUR	446	526,689
Series 2024-DE1, Class E, (1-mo. EURIBOR + 3.55%), 5.42%, 02/25/43(b)(e)		446	531,148
Series 2024-DE1, Class F, (1-mo. EURIBOR + 4.50%), 6.37%, 02/25/43(b)(e)		268	317,325
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.46%, 04/20/38(a)(b)	USD	2,680	2,680,260
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 01/15/38(a)(b)		930	932,399
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 5.29%, 01/15/35(a)(b)		2,100	2,100,223
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.90%, 10/22/37(a)(b)		790	793,091
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.33%, 10/22/37(a)(b)		250	252,329
Series 2025-31A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.60%, 07/15/38(a)(b)		1,200	1,202,022
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		427	143,008
Series 2001-D, Class A4, 6.93%, 09/15/31(b)		271	110,595
Series 2002-B, Class M1, 7.62%, 06/15/32(b)		3,108	3,147,465
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.54%, 01/16/37(a)(b)		310	310,974
OCP CLO Ltd.
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.66%, 04/26/31(a)(b)		16	16,449
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 5.98%, 04/26/31(a)(b)		1,070	1,069,925
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 6.01%, 10/18/37(a)(b)		1,960	1,966,096
Series 2016-12A, Class XR3, (3-mo. CME Term SOFR + 1.20%), 5.53%, 10/18/37(a)(b)		1,785	1,785,011
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.67%, 11/26/37(a)(b)		6,765	6,785,288
Series 2018-15A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.58%, 01/20/38(a)(b)		535	536,062
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.59%, 04/10/33(a)(b)		3,675	3,681,788

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.73%, 07/20/37(a)(b)	USD	1,570	$1,574,872
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.70%, 07/20/37(a)(b)		2,080	2,086,619
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 7.43%, 07/20/37(a)(b)		390	393,542
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 6.28%, 04/18/37(a)(b)		360	361,562
Series 2020-8RA, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.57%, 10/17/36(a)(b)		750	751,004
Series 2020-8RA, Class AR2, (3-mo. CME Term SOFR + 1.22%), 10/17/38(a)(b)(f)		750	750,000
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/20/37(a)(b)		660	662,224
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/16/37(a)(b)		289	290,439
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/15/37(a)(b)		1,390	1,394,726
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 6.00%, 10/15/37(a)(b)		1,390	1,396,422
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/21/38(a)(b)		4,400	4,413,280
Series 2025-40A, Class A, (3-mo. CME Term SOFR + 1.14%), 5.46%, 04/16/38(a)(b)		6,620	6,625,076
OCP Euro CLO DAC
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 4.32%, 04/20/33(a)(b)	EUR	250	294,982
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 5.32%, 04/20/33(a)(b)		250	295,848
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.23%, 10/15/34(a)(b)	USD	250	250,130
Octagon 57 Ltd.
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.73%, 10/15/34(a)(b)		500	500,883
Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.23%, 10/15/34(a)(b)		1,280	1,282,611
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 5.94%, 11/16/36(a)(b)		4,970	4,977,282
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 5.54%, 04/16/31(a)(b)		1,469	1,469,137
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.48%, 10/20/30(a)(b)		797	797,406
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.13%, 10/20/30(a)(b)		8,890	8,895,690
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.23%, 07/15/36(a)(b)		3,290	3,292,994
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.60%, 07/17/30(a)(b)		1,080	1,080,748

Security	Par (000)		Value

Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.58%, 01/25/31(a)(b)	USD	79	$79,478
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.81%, 04/20/37(a)(b)		3,170	3,180,619
OHA Credit Funding 19 Ltd., Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.03%, 07/20/37(a)(b)		250	251,340
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.57%, 01/21/38(a)(b)		15,470	15,505,304
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.62%, 01/22/38(a)(b)		3,170	3,180,514
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/18/37(a)(b)		8,960	8,994,295
Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/18/37(a)(b)		420	421,978
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 10/20/37(a)(b)		850	853,090
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.54%, 07/19/38(a)(b)		1,006	1,008,132
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/19/37(a)(b)		2,780	2,790,645
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/19/37(a)(b)		3,510	3,524,567
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.79%, 04/20/37(a)(b)		3,530	3,543,898
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/18/37(a)(b)		5,388	5,408,392
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.50%, 05/23/31(a)(b)		1,544	1,545,067
Series 2015-1A, Class A1R4, (3-mo. CME Term SOFR + 1.25%), 5.42%, 10/19/38(a)(b)		1,830	1,835,460
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/37(a)(b)		3,750	3,764,770
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 07/20/37(a)(b)		250	250,983
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.10%, 07/14/37(a)		1,484	1,511,640
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,519,205
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		17,503	18,518,244
Series 2025-1A, Class D, 5.79%, 07/14/38(a)		2,126	2,150,829
Option One Mortgage Loan Trust Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 5.01%, 11/25/35(b)		4,030	3,498,785

16	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 4.48%, 03/25/37(b)	USD	2,360	$2,069,829
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		1,646	1,415,166
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		3,959	3,434,299
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		272	266,556
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.69%, 10/20/37(a)(b)		15,180	15,232,174
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.03%, 10/20/37(a)(b)		1,380	1,387,976
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(b)		630	632,708
Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.31%), 5.47%, 10/15/37(a)(b)		114	113,863
Owl Rock CLO V LLC, Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 6.11%, 04/20/34(a)(b)		900	904,534
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.73%, 04/20/38(a)(b)		290	288,550
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 6.02%, 07/24/36(a)(b)		3,925	3,940,085
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.50%, 01/25/37(c)		1,499	1,377,467
OZLM XVIII Ltd.
Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.60%, 04/15/31(a)(b)		1,439	1,440,673
Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 6.13%, 04/15/31(a)(b)		700	700,336
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/17/31(a)(b)		83	83,240
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 6.29%, 07/20/32(a)(b)		750	750,630
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,876,266
Palmer Square CLO Ltd.
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.86%, 11/15/36(a)(b)		1,270	1,272,264
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 07/15/38(a)(b)		610	612,861
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.68%, 07/20/37(a)(b)		1,530	1,535,345
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 7.28%, 07/20/37(a)(b)		550	555,993
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 07/20/37(a)(b)		3,270	3,284,191
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.22%, 10/15/30(a)(b)		1,810	1,811,665
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 6.52%, 10/15/30(a)(b)		390	390,745

Security	Par (000)		Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 7.42%, 10/15/30(a)(b)	USD	250	$251,163
Series 2022-3A, Class A1BR, (3-mo. CME Term SOFR + 1.40%), 5.72%, 04/15/31(a)(b)		250	250,374
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.92%, 04/15/31(a)(b)		16,630	16,644,106
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 5.77%, 10/15/32(a)(b)		1,680	1,679,261
Panorama Auto Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.55%), 5.09%, 03/15/33(b)(e)	AUD	732	485,401
Series 2025-1, Class E, (1-mo. BBSW + 3.40%), 6.94%, 03/15/33(b)(e)		540	362,274
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.75%, 07/20/37(a)(b)	USD	1,460	1,464,634
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.47%, 04/25/38(a)(b)		2,000	2,002,468
PCL Funding IX PLC
Series 2024-1, Class B, (1-day SONIA + 1.30%), 5.27%, 07/16/29(b)(e)	GBP	684	922,702
Series 2024-1, Class C, (1-day SONIA + 2.15%), 6.12%, 07/16/29(b)(e)		151	204,470
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(g)	USD	12,000	12,057,600
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.67%, 07/20/34(a)(b)		370	370,370
Point Broadband & Funding LLC, Series 2025-1A, Class C, 8.16%, 07/20/55(a)		3,261	3,333,964
Pony SA
Series 2024-1, Class C, (1-mo. EURIBOR + 1.20%), 3.08%, 01/14/33(b)(e)	EUR	389	457,973
Series 2024-1, Class D, (1-mo. EURIBOR + 1.65%), 3.53%, 01/14/33(b)(e)		292	345,041
Post CLO Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.28%, 04/20/36(a)(b)	USD	500	500,996
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.75%, 01/20/38(a)(b)		950	954,402
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/51(a)(b)		4,010	4,009,960
Series 2024-NPL5, Class A1, 5.96%, 09/25/54(a)(c)		4,741	4,744,306
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.52%, 07/25/51(a)(b)		1,093	1,091,613
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.77%, 07/25/51(a)(b)		214	216,626
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.02%, 07/25/51(a)(b)		124	127,197
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 10.17%, 07/25/51(a)(b)		85	87,562
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		1,788	1,710,390

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)	USD	7,221	$7,064,370
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,580,196
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,274,932
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,550,533
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,562,328
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,025	1,876,736
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		1,012	937,080
QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.04%, 10/05/55(a)		7,979	7,945,339
Quarzo Srl
Series 2024-1, Class C, (3-mo. EURIBOR + 2.30%), 4.31%, 06/15/41(b)(e)	EUR	311	370,129
Series 2024-1, Class D, (3-mo. EURIBOR + 3.70%), 5.71%, 06/15/41(b)(e)		254	301,100
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.68%, 07/25/31(a)(b)	USD	652	652,115
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.70%, 07/20/40(a)(b)		2,430	2,441,409
Rad CLO 16 Ltd., Series 2022-16A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.87%, 07/15/37(a)(b)		325	326,575
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/37(a)(b)		250	250,789
Rad CLO 21 Ltd.
Series 2023-21A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.39%, 01/25/37(a)(b)		1,270	1,272,061
Series 2023-21A, Class CR, (3-mo. CME Term SOFR + 1.80%), 6.12%, 01/25/37(a)(b)		1,500	1,502,918
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 6.38%, 04/20/37(a)(b)		1,400	1,403,444
Rad CLO 25 Ltd., Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/37(a)(b)		490	492,246
Rad CLO 27 Ltd., Series 2024-27A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/15/38(a)(b)		930	933,559
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.67%, 04/17/36(a)(b)		1,050	1,051,883
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.22%, 04/17/36(a)(b)		4,540	4,551,078
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 6.92%, 04/17/36(a)(b)		2,410	2,413,801
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 8.47%, 04/17/36(a)(b)		770	771,727

Security	Par (000)		Value

Asset-Backed Securities (continued)
RAF ABS, Series 2025-1, Class C, (1-mo. BBSW + 1.45%), 5.01%, 12/09/31(b)(e)	AUD	500	$330,986
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. CME Term SOFR + 0.62%), 4.79%, 07/25/34(b)	USD	951	755,067
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.69%, 04/25/44(a)(b)		848	872,207
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 5.99%, 04/20/34(a)(b)		500	500,280
Red & Black Auto Italy Srl, Series 3, Class C, (1-mo. EURIBOR + 1.50%), 3.40%, 07/28/36(b)(e)	EUR	298	351,875
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(c)	USD	374	373,868
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/25/38(a)(b)		1,710	1,716,905
Regatta 31 Funding Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.17%), 5.40%, 03/25/38(a)(b)		1,380	1,380,516
Series 2025-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 5.83%, 03/25/38(a)(b)		1,920	1,926,893
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.63%, 07/25/38(a)(b)		2,550	2,560,463
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.00%), 6.32%, 04/17/37(a)(b)		2,438	2,447,947
Regatta VI Funding Ltd., Series 2016-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/20/38(a)(b)		4,700	4,694,125
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.42%, 06/20/34(a)(b)		1,600	1,602,481
Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 5.87%, 06/20/34(a)(b)		500	501,185
Regatta XI Funding Ltd., Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.07%, 07/17/37(a)(b)		3,270	3,279,319
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/37(a)(b)		3,340	3,350,524
Regatta XIX Funding Ltd.
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.65%, 04/20/35(a)(b)		1,020	1,020,917
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.18%, 04/20/35(a)(b)		1,390	1,394,184
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.48%, 04/15/38(a)(b)		4,646	4,648,661
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		750	751,613
Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/20/35(a)(b)		1,300	1,302,447
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/38(a)(b)		1,190	1,194,764

18	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.84%, 04/26/37(a)(b)	USD	2,990	$3,004,110
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	1,013,905
Series 2021-3, Class A, 3.88%, 10/17/33(a)(g) .		21,460	20,790,448
Series 2022-1, Class A, 3.07%, 03/15/32(a)		129	128,599
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	804,220
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	530,240
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,699,517
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,047	1,082,024
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,860	1,876,018
Series 2024-2, Class D, 6.33%, 12/15/33(a)		271	274,069
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(a)		695	705,467
Series 2024-A, Class C, 7.28%, 08/20/32(a)		340	348,795
Series 2024-A, Class D, 9.49%, 08/20/32(a)		1,401	1,433,916
Series 2024-B, Class A, 5.42%, 11/20/37(a)		10,434	10,624,601
Series 2024-B, Class B, 5.86%, 11/20/37(a)		3,690	3,765,725
Series 2025-A, Class A, 4.59%, 11/20/34(a)		9,326	9,323,923
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(a)		6,786	6,805,827
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/18/34(a)(b)		5,690	5,694,652
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.69%, 04/20/34(a)(b)		4,827	4,833,653
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.08%, 10/15/29(a)(b)		8,271	8,270,173
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.48%, 10/15/29(a)(b)		2,750	2,755,015
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.43%, 10/15/29(a)(b)		4,766	4,766,115
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.78%, 10/20/30(a)(b)		3,162	3,165,414
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.57%, 05/20/31(a)(b)		2,987	2,992,070
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 6.19%, 05/20/31(a)(b)		1,500	1,500,990
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.75%, 10/20/31(a)(b)		406	406,719
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 6.39%, 10/20/31(a)(b)		600	600,732
Romark CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.61%, 10/23/30(a)(b)		652	652,672
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 6.73%, 10/23/30(a)(b)		750	751,617
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.62%, 04/20/31(a)(b)		2,455	2,458,610
RR 12 Ltd., Series 2020-12A, Class A2R3, (3-mo. CME Term SOFR + 1.60%), 5.92%, 01/15/36(a)(b)		1,040	1,041,383
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/15/37(a)(b)		500	501,936

Security	Par (000)		Value

Asset-Backed Securities (continued)
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/37(a)(b)	USD	6,320	$6,343,847
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.71%, 07/15/39(a)(b)		300	300,926
RR 32 Ltd., Series 2024-32RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/15/39(a)(b)		2,310	2,322,843
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo. CME Term SOFR + 1.15%), 5.47%, 04/15/40(a)(b)		9,490	9,504,747
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo. CME Term SOFR + 1.95%), 6.27%, 07/15/39(a)(b)		1,000	1,003,570
RR 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.67%, 07/15/37(a)(b)		500	500,684
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 3.78%, 01/15/37(a)(b)	EUR	1,160	1,367,795
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.70%, 01/30/38(a)(b)	USD	2,920	2,932,289
Sandstone Peak II Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.74%, 07/20/38(a)(b)		1,840	1,848,282
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.08%, 07/20/38(a)(b)		570	571,995
Sandstone Peak Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.60%, 10/15/34(a)(b)		250	250,271
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 6.00%, 10/15/34(a)(b)		2,410	2,417,388
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 6.15%, 10/15/34(a)(b)		710	711,278
Santander Consumo 8 Fondo de Titulizacion
Series 8, Class C, (3-mo. EURIBOR + 1.50%), 3.59%, 01/21/40(b)(e)	EUR	900	1,061,727
Series 8, Class D, (3-mo. EURIBOR + 2.75%), 4.84%, 01/21/40(b)(e)		300	353,875
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 3.03%, 08/25/35(c)	USD	587	452,054
SC Germany SA Compartment Consumer
Series 2024-2, Class C, (1-mo. EURIBOR + 1.40%), 3.28%, 05/14/38(b)(e)	EUR	800	947,315
Series 2024-2, Class D, (1-mo. EURIBOR + 1.70%), 3.58%, 05/14/38(b)(e)		500	592,151
Series 2025-1, Class D, (1-mo. EURIBOR + 1.75%), 3.63%, 12/14/38(b)(e)		500	592,757
SCF Rahoituspalvelut XIII DAC, Series 13, Class C, (1-mo. EURIBOR + 1.40%), 3.27%, 06/25/34(b)(e)		400	472,747
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 5.28%, 10/25/35(b)	USD	340	272,559

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.49%, 02/25/37(b)	USD	330	$138,952
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.81%, 02/25/37(b)		3,515	1,480,061
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.71%, 01/25/37(b)		575	431,474
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		1,961	1,925,350
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		3,273	3,347,493
SESAC Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		1,280	1,302,617
Series 2025-1, Class A2, 5.50%, 07/25/55(a)		7,131	7,102,724
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.59%, 07/25/36(b)		856	175,832
Signal Peak CLO 14 Ltd., Series 2024-14A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.63%, 01/22/38(a)(b)		470	471,686
Signal Peak CLO 3 Ltd., Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 5.91%, 01/23/37(a)(b)		1,350	1,353,511
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/25/37(a)(b)		2,620	2,629,825
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.52%, 04/25/37(a)(b)		610	612,416
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.75%, 10/20/37(a)(b)		400	401,517
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.13%, 10/20/37(a)(b)		270	271,196
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/20/37(a)(b)		1,430	1,435,913
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/38(a)(b)		1,250	1,254,817
Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.29%, 10/15/38(a)(b)		3,270	3,278,175
Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.95%, 04/15/37(a)(b)		690	692,378
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/20/37(a)(b)		860	863,099
Silver Point CLO 7 Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/38(a)(b)		1,900	1,906,455
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.43%, 04/15/38(a)(b)		850	850,850
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.71%, 07/21/37(a)(b)		1,690	1,694,416
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 5.48%, 01/20/38(a)(b)		1,570	1,571,549

Security	Par (000)		Value

Asset-Backed Securities (continued)
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.46%, 10/17/38(a)(b)	USD	1,020	$1,022,490
Sixth Street CLO XX Ltd.
Series 2021-20A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.58%, 07/17/38(a)(b)		250	250,760
Series 2021-20A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.91%, 07/17/38(a)(b)		2,530	2,536,326
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 4.70%, 06/15/33(b)		213	211,825
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 9.02%, 10/15/41(a)(b)		9,519	9,981,674
Small Business Origination Loan Trust DAC, Series 2025-1, Class B, (1-day SONIA + 2.60%), 6.57%, 12/15/36(b)(e)	GBP	177	237,413
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)	USD	406	404,293
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		6,518	6,150,820
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	6,022,610
Series 2021-A, Class C, 2.99%, 01/15/53(a)		6,022	5,304,377
Series 2021-C, Class B, 2.30%, 01/15/53(a)		541	528,571
Series 2021-C, Class C, 3.00%, 01/15/53(a)		416	363,109
SoFi Personal Loan Trust
Series 2023-1, Class R1, 0.00%, 11/12/30(a)		178	6,123,807
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		3,276	3,319,891
Series 2024-1, Class R1, 0.00%, 02/12/31(a)		162	2,569,008
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		4,038	4,063,503
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/26/31(a)(b)		165	165,524
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 5.07%, 01/25/35(b)		31	26,240
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 5.29%, 11/25/35(b)		547	452,401
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.80%, 01/25/37(b)		782	773,319
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 3.63%, 04/15/33(b)(e)	EUR	1,420	1,663,663
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 6.67%, 04/17/38(a)(b)	USD	1,030	1,028,678
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 5.83%, 10/15/30(a)(b)		373	372,817
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(g)		1,000	—
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(a)		3,830	3,865,241
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		38	36,316

20	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 5.32%, 05/25/37(a)(b)	USD	2,108	$1,736,651
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		5,733	5,880,138
Sunrise SPV 97 S.r.l., Series 2025-2, Class D, (1-mo. EURIBOR + 1.55%), 3.48%, 10/27/50(b)(e)	EUR	420	493,540
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.72%, 01/20/38(a)(b)	USD	960	963,799
Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.58%, 04/20/36(a)(b)		3,280	3,289,118
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/05/38(a)(b)		2,140	2,148,259
Symphony CLO 46 Ltd., Series 2024-46A, Class A2, (3-mo. CME Term SOFR + 1.59%), 5.92%, 01/20/38(a)(b)		250	250,488
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.54%, 04/16/31(a)(b)		134	134,556
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.52%, 10/15/31(a)(b)		1,457	1,457,878
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.87%, 01/16/32(a)(b)		1,110	1,114,151
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 5.22%, 07/15/32(a)(b)		1,498	1,497,771
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.67%, 04/20/33(a)(b)		1,794	1,797,177
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.72%, 10/23/34(a)(b)		2,230	2,233,440
Symphony CLO XXXIII Ltd., Series 2022-33A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.58%, 01/24/38(a)(b)		2,000	2,005,153
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(a)		8,563	8,580,888
TAGUS-Sociedade de Titularizacao de Creditos SA/Silk Finance No. 6, Series 6, Class C, (3-mo. EURIBOR + 1.70%), 3.75%, 12/25/39(b)(e)	EUR	500	590,983
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class B, (1-mo. EURIBOR + 1.80%), 3.69%, 10/27/42(b)(e)		300	355,408
Series 2, Class C, (1-mo. EURIBOR + 2.60%), 4.49%, 10/27/42(b)(e)		200	237,847
Series 2, Class D, (1-mo. EURIBOR + 4.00%), 5.89%, 10/27/42(b)(e)		400	476,483
TCW CLO Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 5.60%, 01/20/38(a)(b)	USD	1,270	1,273,203
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 5.29%, 06/25/36(b)		358	329,239

Security	Par (000)		Value

Asset-Backed Securities (continued)
Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.63%, 04/20/34(a)(b)	USD	550	$550,308
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.73%, 01/16/31(a)(b)		212	212,396
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.70%, 01/15/34(a)(b)		5,120	5,128,473
TICP CLO VII Ltd.
Series 2017-7A, Class ASR2, (3-mo. CME Term SOFR + 1.30%), 5.62%, 04/15/33(a)(b)		1,531	1,533,463
Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 6.22%, 04/15/33(a)(b)		4,165	4,170,956
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.85%, 04/25/37(a)(b)		750	753,158
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.37%, 04/25/37(a)(b)		2,680	2,690,666
Series 2018-11A, Class DR, (3-mo. CME Term SOFR + 3.70%), 8.02%, 04/25/37(a)(b)		250	251,242
Tower Bridge Funding PLC
Series 2024-3X, Class C, (1-day SONIA + 1.40%), 5.39%, 12/20/66(b)(e)	GBP	272	366,915
Series 2024-3X, Class D, (1-day SONIA + 1.90%), 5.89%, 12/20/66(b)(e)		334	451,263
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/20/37(a)(b)	USD	3,670	3,685,193
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.76%, 07/21/34(a)(b)		9,420	9,435,694
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.78%, 07/25/37(a)(b)		7,060	7,092,807
Tricon Residential Trust, Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,275,705
Trimaran CAVU Ltd.
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.83%, 10/25/34(a)(b)		250	251,151
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.70%, 01/25/38(a)(b)		4,940	4,955,350
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 5.99%, 10/18/31(a)(b)		970	970,786
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 5.38%, 01/25/35(a)(b)		2,674	2,675,008
Trinitas CLO XIV Ltd.
Series 2020-14A, Class A1R2, (3-mo. CME Term SOFR + 1.10%), 5.33%, 01/25/34(a)(b)		1,250	1,251,031
Series 2020-14A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.93%, 01/25/34(a)(b)		3,460	3,466,436
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 5.55%, 01/20/35(a)(b)		250	250,512

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/25/37(a)(b)	USD	810	$813,037
Trinitas CLO XXX Ltd., Series 2024-30A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.69%, 10/23/37(a)(b)		2,140	2,146,195
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32(a)		3,466	3,480,395
Series 2025-ST5, Class B, 5.25%, 09/15/32(a)		900	902,642
Series 2025-ST6, Class A, 4.61%, 10/15/32(a)		2,773	2,775,480
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		9,330	9,369,646
Vantage Data Centers Germany Borrower Lux Sarl, Series 2025-1X, Class A2, 4.29%, 06/28/50(e)	EUR	4,157	4,968,898
Vantage Data Centers Jersey Borrower Spv Ltd., Series 2024-1X, Class A2, 6.17%, 05/28/39(e)	GBP	2,561	3,524,586
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 5.66%, 07/18/31(a)(b)	USD	501	501,293
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.46%, 07/20/32(a)(b)		1,909	1,911,136
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 07/20/32(a)(b)		210	210,168
VOLT CVI LLC, Series 2021-NP12, Class A1, 5.73%, 12/26/51(a)(c)		2,923	2,922,847
Voya CLO Ltd.
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 5.68%, 07/14/31(a)(b)		64	64,508
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/20/31(a)(b)		450	449,995
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 5.53%, 04/17/30(a)(b)		62	61,945
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.54%, 04/19/31(a)(b)		377	377,253
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 5.89%, 04/19/31(a)(b)		250	250,202
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.37%), 5.69%, 10/15/37(a)(b)		3,620	3,629,910
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.53%, 07/20/32(a)(b)		824	824,548
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.88%, 04/20/38(a)(b)		1,440	1,442,261
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 4.18%, 07/15/35(a)(b)	EUR	750	885,233
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 3.78%, 04/15/35(a)(b)		1,970	2,318,464
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.25%, 10/21/38(a)(b)	USD	790	790,000
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.63%, 09/25/36(b)		3,813	953,758

Security	Par (000)		Value

Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.13%, 10/25/36(b)	USD	1,132	$863,993
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 4.39%, 11/25/36(b)		226	69,959
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 4.61%, 11/25/36(b)		2,002	623,548
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.51%, 05/25/37(b)		814	723,660
Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.13%, 10/20/36(a)(b)		250	250,322
Wellington Management CLO 4 Ltd., Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/18/38(a)(b)		1,840	1,840,944
Wellington Management CLO 5 Ltd., Series 2025-5A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.25%, 10/18/38(a)(b)		890	892,438
Whitebox CLO I Ltd.
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.64%, 07/24/36(a)(b)		4,525	4,529,031
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 7.42%, 07/24/36(a)(b)		4,120	4,130,832
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.07%, 07/24/36(a)(b)		3,300	3,300,849
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.70%, 10/24/37(a)(b)		10,522	10,549,620
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.07%, 10/24/37(a)(b)		1,850	1,856,401
Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.22%, 10/24/37(a)(b)		671	676,094
Whitebox CLO III Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.59%, 10/15/35(a)(b)		1,991	1,993,686
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.17%, 10/15/35(a)(b)		1,250	1,260,018
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.97%, 10/15/35(a)(b)		1,000	999,542
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.69%, 10/20/37(a)(b)		3,170	3,181,555
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 10.08%, 10/20/37(a)(b)		900	915,630
Wireless PropCo Funding LLC, Series 2025-1A, Class C, 8.51%, 06/25/55(a)		5,688	5,812,000
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.67%, 06/25/37(a)(b)		1,969	611,726

Total Asset-Backed Securities — 11.4% (Cost: $2,082,818,419)			2,045,448,198

22	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks

Aerospace & Defense — 0.1%
Space Exploration Technologies Corp., Class A (Acquired 08/21/23, cost $2,075,706)(g)(h)(i)	25,626		$5,244,105
Space Exploration Technologies Corp., Class C (Acquired 08/21/23, cost $2,227,824)(g)(h)(i)	27,504		5,628,418

			10,872,523

Banks — 0.1%
Citigroup, Inc.	17,033		1,728,849
Comerica, Inc.	6,086		417,013
First Citizens BancShares, Inc., Class A	1,170		2,093,317
First Horizon Corp.	35,657		806,205
Flagstar Financial, Inc.	392,949		4,538,561

			9,583,945

Broadline Retail — 0.0%
Rakuten Group, Inc.(h)	293,212		1,901,381

Capital Markets — 0.0%
Crown PropTech Acquisitions(g)(h)	147,660		200,817
Crown PropTech Acquisitions, Class A(h)	85,597		974,094
Crown PropTech Founders Unvested(g)(h)	96,296		1

			1,174,912

Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(h)	613,880		3,756,946

Electrical Equipment — 0.0%
FreeWire Technologies, Inc.(g)(h)	153		—

Energy Equipment & Services — 0.1%
Flowco Holdings, Inc., Class A	145,106		2,154,824
Solaris Energy Infrastructure, Inc., Class A	172,125		6,879,836

			9,034,660

Entertainment — 0.0%
Lionsgate Studios Corp.(h)	120,471		831,250
Playstudios, Inc., Class A(h)	457,322		440,218
Starz Entertainment Corp.(h)	8,031		118,297
Warner Bros Discovery, Inc., Class A(h)	156,766		3,061,640

			4,451,405

Financial Services — 0.1%
HNG Hospitality Offshore LP (Acquired 02/16/24,cost $13,871,000)(g)(h)(i)	13,871,000		9,987,120
Melange Secondaries Partners, LP(g)(j)	—	(k)	4,256,088
New Holdco (Cayman)(g)	9,330		214,590

			14,457,798

Health Care Providers & Services — 0.0%
Centene Corp.(h)	59,131		2,109,794

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(h)	72,600		1,962,015
Genius Sports Ltd.(h)	519,448		6,430,767
Six Flags Entertainment Corp.(h)	81,546		1,852,725
Sonder Holdings, Inc., Class A(h)	45,465		57,740

			10,303,247

Household Durables — 0.0%
Century Communities, Inc.	29,770		1,886,525
M/I Homes, Inc.(h)	7,532		1,087,922
Meritage Homes Corp.	23,675		1,714,780
Tri Pointe Homes, Inc.(h)	51,773		1,758,729

			6,447,956

Security	Shares			Value

Machinery — 0.0%
Palladyne AI Corp.(h)		11,463		$98,464
Sarcos Technology & Robotics Corp.(h)		464,024		3,985,965

				4,084,429

Media — 0.0%
AMC Networks, Inc., Class A(h)		51,468		424,096
EchoStar Corp., Class A(h)(l)		106,507		8,132,875

				8,556,971

Metals & Mining — 0.0%
Algoma Steel Group, Inc.		307,130		1,091,847

Oil, Gas & Consumable Fuels — 0.1%
Ascent Resources Fund LP(j)		—	(k)	1,637,571
Crescent Midstream Fund LP(g)(j)		—	(k)	2,954,000
Formentera Partners Fund II LP(g)(j)		—	(k)	4,969,508

				9,561,079

Professional Services — 0.0%
Amentum Holdings, Inc.(h)		61,340		1,469,093

Real Estate Management & Development — 0.0%
DF Residential III LP(g)(h)		5,690,612		5,975,143

Software — 0.0%
Avaya Holdings Corp.(h)		333		3,469
Core Scientific, Inc.(h)(l)		194,733		3,493,510
Latch, Inc.(h)		411,849		40,773

				3,537,752

Total Common Stocks — 0.6% (Cost: $129,332,421)				108,370,881

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.3%
Axon Enterprise, Inc., 6.13%, 03/15/30(a)	USD	155		159,189
Boeing Co. (The), 7.01%, 05/01/64		10,443		12,089,374
Bombardier, Inc., 8.75%, 11/15/30(a)		327		352,634
Embraer Netherlands Finance BV, 5.98%, 02/11/35		7,730		8,152,290
Figeac Aero SA, 7.79%, 07/23/30 (Acquired 07/16/25, cost $8,424,102)(g)(i)	EUR	7,240		8,478,872
L3Harris Technologies, Inc.
5.35%, 06/01/34	USD	767		794,827
4.85%, 04/27/35		1,266		1,261,962
Northrop Grumman Corp.
4.03%, 10/15/47		8,014		6,529,715
4.95%, 03/15/53		3,130		2,872,975
5.20%, 06/01/54		3,673		3,497,161
Sabena Technics SAS, (3-mo. EURIBOR + 5.00%), 6.48%, 09/30/29 (Acquired 10/28/22, cost $6,468,185)(b)(g)(i)	EUR	6,552		7,692,011
TransDigm, Inc.
6.75%, 08/15/28(a)	USD	100		101,906
6.88%, 12/15/30(a)		155		160,601
7.13%, 12/01/31(a)		400		417,236
6.63%, 03/01/32(a)		1,028		1,058,372
6.00%, 01/15/33(a)		347		350,846
6.38%, 05/31/33(a)		1,303		1,317,650

				55,287,621

Automobile Components — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(a)		300		310,639

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Automobile Components (continued)
American Axle & Manufacturing, Inc., 5.00%, 10/01/29	USD	724	$688,002
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)		260	265,743
6.75%, 02/15/30(a)		217	224,163
4.75%, 06/15/31(e)	EUR	1,078	1,289,473
6.75%, 09/15/32(a)	USD	109	111,415
Dana, Inc., 5.38%, 11/15/27		131	130,822
Dometic Group AB, 5.00%, 09/11/30(e)	EUR	808	952,122
Forvia SE, 5.63%, 06/15/30(e)		1,078	1,309,970
Gestamp Automocion SA, 10/15/30(e)(f)		385	453,795
Goodyear Tire & Rubber Co. (The)
6.63%, 07/15/30	USD	100	101,466
5.25%, 07/15/31		100	93,936
5.63%, 04/30/33		392	364,724
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(e)(m)	EUR	1,186	1,507,230
Mahle GmbH, 6.50%, 05/02/31(e)		1,078	1,310,118
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	USD	19	19,145
6.25%, 08/15/33(a)		100	102,119
Schaeffler AG, 5.38%, 04/01/31(e)	EUR	1,100	1,352,292
Tenneco, Inc., 8.00%, 11/17/28(a)	USD	3,413	3,419,231
ZF Europe Finance BV
6.13%, 03/13/29(e)	EUR	1,700	2,040,174
7.00%, 06/12/30(e)		500	609,348
ZF North America Capital, Inc.
7.13%, 04/14/30(a)	USD	763	755,517
6.88%, 04/23/32(a)		236	225,948

			17,637,392

Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)		1,973	1,931,677
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28(a)		360	359,394
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/28(a)		308	320,686
5.63%, 09/29/28(a)		733	733,472
Nissan Motor Co. Ltd.
4.81%, 09/17/30(a)		704	663,228
7.75%, 07/17/32(a)		596	630,725
6.38%, 07/17/33(e)	EUR	2,186	2,642,321
8.13%, 07/17/35(a)	USD	270	289,844
Renault SA, 3.88%, 09/30/30(e)	EUR	600	703,360

			8,274,707

Banks — 3.5%
AIB Group PLC, 6.00%, (e)(n)		808	968,867
Akbank TAS, 9.37%, (e)(n)	USD	6,884	7,210,990
Banco Bilbao Vizcaya Argentaria SA, 6.88%, (e)(n)	EUR	1,000	1,267,476
Banco Espirito Santo SA
2.63%, 05/08/17(e)(h)(o)		400	103,316
4.75%, 01/15/18(e)(h)(o)		2,200	568,240
4.00%, 01/21/19(e)(h)(o)		6,300	1,627,233
Bank of America Corp.
1.73%, 07/22/27	USD	2,487	2,437,331
3.42%, 12/20/28		8,172	8,047,321
5.20%, 04/25/29		5,811	5,956,642
4.62%, 05/09/29		22,660	22,940,737
5.82%, 09/15/29		8,645	9,040,036
5.16%, 01/24/31		10,624	10,964,874
2.30%, 07/21/32		2,140	1,898,186
2.97%, 02/04/33		16,911	15,399,776

Security	Par (000)		Value

Banks (continued)
Bank of America Corp.
4.57%, 04/27/33	USD	11,665	$11,662,589
5.29%, 04/25/34		6,931	7,170,949
5.51%, 01/24/36		6,391	6,680,594
5.46%, 05/09/36		17,252	17,985,973
4.88%, 04/01/44		3,276	3,141,740
4.33%, 03/15/50		2,296	1,958,901
Bank of Ireland Group PLC, 6.38%, (e)(n)	EUR	647	792,030
CaixaBank SA, 6.25%, (e)(n)		1,000	1,228,181
Citigroup, Inc.
4.64%, 05/07/28	USD	12,756	12,844,220
4.79%, 03/04/29		8,699	8,811,045
4.54%, 09/19/30		5,744	5,770,729
2.98%, 11/05/30		2,305	2,182,009
2.67%, 01/29/31		6,049	5,623,009
4.95%, 05/07/31		13,625	13,883,894
4.50%, 09/11/31		9,125	9,129,933
3.06%, 01/25/33		16,913	15,397,266
3.79%, 03/17/33		16,755	15,916,965
6.27%, 11/17/33		2,878	3,140,951
4.11%, 04/29/36	EUR	12,000	14,522,694
5.17%, 09/11/36	USD	1,149	1,160,660
First Citizens BancShares, Inc., 6.25%, 03/12/40		7,895	7,998,203
JPMorgan Chase & Co.
6.07%, 10/22/27		14,235	14,518,055
2.95%, 02/24/28		7,053	6,942,307
5.57%, 04/22/28		30,329	30,991,422
2.18%, 06/01/28		5,021	4,866,880
4.51%, 10/22/28		2,448	2,468,916
4.92%, 01/24/29		3,348	3,408,361
5.01%, 01/23/30		43,558	44,623,022
5.58%, 04/22/30		46,499	48,567,583
5.00%, 07/22/30		15,668	16,071,347
4.60%, 10/22/30		930	940,873
4.49%, 03/24/31		9,912	10,005,050
5.10%, 04/22/31		27,174	28,074,001
1.76%, 11/19/31		10,740	9,482,138
5.35%, 06/01/34		7,639	7,959,512
5.50%, 01/24/36		17,691	18,508,490
5.57%, 04/22/36		43,672	46,031,369
5.58%, 07/23/36		5,192	5,382,453
3.11%, 04/22/51		3,344	2,312,086
KeyBank N.A., 5.00%, 01/26/33		12,449	12,529,210
Lehman Brothers Holdings Capital Trust VII, 5.86%, (g)(h)(n)(o)		1,888	—
Texas Capital Bancshares, Inc., 4.00%, 05/06/31		4,001	3,943,105
Washington Mutual Escrow Bonds
0.00%(g)(h)(n)(o)		13,308	1
0.00%(g)(h)(n)(o)		11,911	1
0.00%(g)(h)(n)(o)		2,570	—
0.00%(g)(h)(n)(o)		3,115	—
Wells Fargo & Co.
3.00%, 10/23/26		946	936,385
5.71%, 04/22/28		921	942,399
5.20%, 01/23/30		3,096	3,188,565
5.24%, 01/24/31		1,722	1,781,595
2.57%, 02/11/31		1,518	1,410,723
3.90%, 07/22/32(e)	EUR	4,200	5,078,649
3.35%, 03/02/33	USD	8,678	8,078,132
4.90%, 07/25/33		12,448	12,646,278
5.39%, 04/24/34		5,475	5,688,857
5.50%, 01/23/35		7,192	7,501,909

24	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Wells Fargo & Co.
3.90%, 05/01/45	USD	1,232	$1,009,579
4.61%, 04/25/53		4,642	4,078,112
Series W, 4.90%, 01/24/28		1,537	1,551,133

			626,952,058

Beverages — 0.1%
Heineken NV, 05/03/34(e)(f)	EUR	8,380	9,881,337
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	USD	164	159,064

			10,040,401

Biotechnology — 0.0%
Amgen, Inc.
2.77%, 09/01/53		2,354	1,428,161
4.40%, 02/22/62		2,430	1,945,187
Grifols SA, 7.50%, 05/01/30(e)	EUR	1,617	2,000,362

			5,373,710

Broadline Retail — 0.1%
Kohl’s Corp., 5.13%, 05/01/31	USD	839	662,348
Nordstrom, Inc., 4.25%, 08/01/31		155	140,793
Prosus NV, 4.19%, 01/19/32(e)		9,025	8,667,249
Rakuten Group, Inc.
9.75%, 04/15/29(a)		482	541,992
9.75%, 04/15/29(e)		14,000	15,742,507

			25,754,889

Building Products — 0.0%
Builders FirstSource, Inc.
5.00%, 03/01/30(a)		110	108,882
6.38%, 03/01/34(a)		517	532,565
6.75%, 05/15/35(a)		111	115,899
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)		600	580,503
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(a)		681	661,687
CP Atlas Buyer, Inc., 9.75%, 07/15/30(a)		440	460,812
LBM Acquisition LLC, 6.25%, 01/15/29(a)		277	256,398
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)		272	279,413
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)		706	745,495
Standard Industries, Inc.
4.75%, 01/15/28(a)		103	102,114
4.38%, 07/15/30(a)		1,088	1,043,152
3.38%, 01/15/31(a)		100	90,557
STL Holding Co. LLC, 8.75%, 02/15/29(a)		1,232	1,291,032

			6,268,509

Capital Markets — 2.4%
Aretec Group, Inc.
7.50%, 04/01/29(a)		100	100,479
10.00%, 08/15/30(a)		971	1,057,907
Deutsche Bank AG, 4.63%, (e)(n)	EUR	1,600	1,850,679
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(a)	USD	1,200	1,171,295
Freedom Mortgage Corp., 12.25%, 10/01/30(a)		605	674,903
Goldman Sachs Group, Inc. (The)
1.54%, 09/10/27		16,102	15,704,600
4.94%, 04/23/28		35,726	36,144,233
4.22%, 05/01/29		18,303	18,324,355
6.48%, 10/24/29		1,450	1,543,060
2.60%, 02/07/30		2,053	1,923,001

Security	Par (000)		Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
3.80%, 03/15/30	USD	1,107	$1,089,492
5.73%, 04/25/30		898	939,526
5.05%, 07/23/30		22,579	23,144,906
4.69%, 10/23/30		12,001	12,153,949
5.22%, 04/23/31		11,216	11,598,529
2.62%, 04/22/32		4,735	4,295,683
2.65%, 10/21/32		27,129	24,397,921
3.10%, 02/24/33		3,745	3,435,585
5.33%, 07/23/35		4,677	4,814,710
5.54%, 01/28/36		8,157	8,514,637
5.56%, 11/19/45		4,081	4,143,965
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/31(a)		781	819,185
6.13%, 11/01/32(a)		367	371,976
6.75%, 05/01/33(a)		337	350,020
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28(a)		299	288,889
Jefferson Capital Holdings LLC, 8.25%,
05/15/30(a)		264	276,098
Lehman Brothers Holdings, Inc., 6.75%,
12/28/17(g)(h)(o)		7,360	1
Morgan Stanley
1.59%, 05/04/27		7,829	7,705,416
2.48%, 01/21/28		948	927,874
5.65%, 04/13/28		893	912,997
3.77%, 01/24/29		12,751	12,640,475
4.99%, 04/12/29		31,007	31,626,323
5.16%, 04/20/29		19,626	20,089,793
6.41%, 11/01/29		4,678	4,972,087
5.66%, 04/18/30		15,450	16,133,115
5.04%, 07/19/30		28,523	29,232,119
4.65%, 10/18/30		3,143	3,177,355
5.23%, 01/15/31		20,873	21,544,062
2.70%, 01/22/31		2,086	1,949,230
1.79%, 02/13/32		2,381	2,076,656
1.93%, 04/28/32		1,287	1,123,201
2.24%, 07/21/32		19,645	17,350,349
2.94%, 01/21/33		7,726	7,024,121
4.89%, 07/20/33		17,688	17,960,289
5.25%, 04/21/34		6,987	7,205,160
5.32%, 07/19/35		1,663	1,715,964
5.59%, 01/18/36		3,110	3,256,190
5.66%, 04/17/36		411	433,630
4.10%, 05/22/36	EUR	12,300	14,897,804
MSCI, Inc., 5.25%, 09/01/35	USD	18,531	18,684,417
StoneX Escrow Issuer LLC, 6.88%, 07/15/32(a)		85	87,492

			421,855,703

Chemicals — 0.3%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)		150	142,111
Brenntag Finance BV, 10/02/31(e)(f)	EUR	4,800	5,614,325
Celanese U.S. Holdings LLC
6.50%, 04/15/30	USD	575	578,760
7.05%, 11/15/30		27	27,870
6.88%, 07/15/32		281	287,129
6.75%, 04/15/33		282	280,810
7.20%, 11/15/33		212	220,396
Chemours Co. (The)
4.63%, 11/15/29(a)		416	375,838
8.00%, 01/15/33(a)		235	233,746
Huntsman International LLC
4.50%, 05/01/29		115	110,058

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Huntsman International LLC
2.95%, 06/15/31	USD	100	$84,373
INEOS Finance PLC
7.50%, 04/15/29(a)		658	640,166
7.25%, 03/31/31(e)	EUR	194	227,443
Itelyum Regeneration SpA, 5.75%, 04/15/30(e)		1,078	1,287,639
Methanex Corp., 5.13%, 10/15/27	USD	157	157,183
NOVA Chemicals Corp.
4.25%, 05/15/29(a)		95	91,939
9.00%, 02/15/30(a)		595	637,926
OCP SA, 6.75%, 05/02/34(e)		6,785	7,387,169
Olin Corp., 6.63%, 04/01/33(a)		336	337,733
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27(a)		359	365,371
9.75%, 11/15/28(a)		2,149	2,255,376
6.25%, 10/01/29(a)		481	467,049
7.25%, 06/15/31(a)		492	498,777
02/15/33(e)(f)	EUR	481	566,063
02/15/33(a)(f)	USD	1,130	1,131,177
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(a)		8,531	8,870,150
Pioneer Midco, (10.50% PIK), 10.50%, 11/18/30(a)(c)(g)(m)		8,610	8,631,487
Sasol Financing U.S.A. LLC, 8.75%, 05/03/29(e)		6,738	6,990,675
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(a)		240	234,530
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32		100	92,331
Tronox, Inc., 4.63%, 03/15/29(a)		1,739	1,134,257
WR Grace Holdings LLC, 4.88%, 06/15/27(a)		200	198,760

			50,158,617

Commercial Services & Supplies — 0.1%
ADT Security Corp. (The), 4.13%, 08/01/29(a)		195	188,568
Aethon III BR LLC, 10.17%, 01/10/27(b)		3,155	3,131,479
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)		403	422,544
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(a)		1,233	1,212,105
Amber Finco PLC, 6.63%, 07/15/29(e)	EUR	1,617	1,995,364
APCOA Group GmbH, 6.00%, 04/15/31(e)		1,617	1,922,305
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)	USD	275	264,647
Covanta Holding Corp., 4.88%, 12/01/29(a)		908	853,945
Garda World Security Corp.
6.00%, 06/01/29(a)		350	346,998
8.25%, 08/01/32(a)		544	563,907
GEO Group, Inc. (The), 8.63%, 04/15/29		385	407,611
GFL Environmental, Inc.
4.00%, 08/01/28(a)		120	117,154
4.75%, 06/15/29(a)		113	111,454
Loxam SAS, 4.25%, 02/15/31(e)	EUR	1,778	2,088,293
Luna 2 5SARL, 5.50%, 07/01/32(e)		539	643,807
Pachelbel Bidco SpA, 7.13%, 05/17/31(e)		1,617	2,045,416
Pitney Bowes, Inc., 6.88%, 03/15/27(a)	USD	6,435	6,429,903
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)		514	499,645
RR Donnelley & Sons Co., 10.88%, 08/01/29(a)		1,184	1,180,824
Williams Scotsman, Inc., 4.63%, 08/15/28(a)		728	715,762

			25,141,731

Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.60%, 06/01/32		3,009	3,167,528
5.55%, 08/15/35		8,112	8,450,834

Security	Par (000)		Value

Communications Equipment (continued)
Motorola Solutions, Inc. 5.50%, 09/01/44	USD	947	$945,329
Viasat, Inc., 5.63%, 04/15/27(a)		658	655,349

			13,219,040

Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33(a)		36	36,806
Arcosa, Inc., 6.88%, 08/15/32(a)		111	115,939
China City Construction International Co. Ltd., 5.35%, 07/03/17(e)(g)(h)(o)	CNH	340	—
IHS Holding Ltd., 8.25%, 11/29/31(e)	USD	6,943	7,316,186
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(e)		14,000	14,507,500

			21,976,431

Construction Materials — 0.1%
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)		601	622,542
6.75%, 03/01/33(a)		485	504,252
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(g)(m)		10,986	8,239,623

			9,366,417

Consumer Finance — 0.8%
Ally Financial, Inc., 6.65%, 01/17/40		95	94,967
American Express Co., 4.92%, 07/20/33		4,660	4,741,123
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(e)	EUR	1,000	1,123,936
6.50%, 07/10/31(e)		1,078	1,183,231
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	USD	220	220,391
9.25%, 07/01/31(a)		568	603,538
Credit Acceptance Corp., 6.63%, 03/15/30(a)		566	566,940
Encore Capital Group, Inc., 9.25%, 04/01/29(a)		600	633,096
FirstCash, Inc.
5.63%, 01/01/30(a)		173	172,749
6.88%, 03/01/32(a)		203	209,822
Ford Motor Credit Co. LLC
6.95%, 03/06/26		789	795,282
6.95%, 06/10/26		1,941	1,966,232
4.54%, 08/01/26		773	772,340
5.13%, 11/05/26		1,562	1,567,176
4.27%, 01/09/27		1,566	1,553,191
General Motors Financial Co., Inc.
5.95%, 04/04/34		6,140	6,376,699
5.90%, 01/07/35		1,270	1,310,313
GGAM Finance Ltd.
8.00%, 02/15/27(a)		129	132,027
8.00%, 06/15/28(a)		287	303,776
6.88%, 04/15/29(a)		214	221,920
Kaspi.KZ JSC, 6.25%, 03/26/30(e)		8,415	8,629,162
RCI Banque SA
4.75%, 03/24/37(e)	EUR	1,100	1,313,994
6.13%, (e)(n)		1,000	1,173,463
SLM Corp., 3.13%, 11/02/26	USD	473	463,372
Synchrony Financial
3.95%, 12/01/27		6,324	6,251,541
5.15%, 03/19/29		8,746	8,856,207
5.94%, 08/02/30		22,532	23,355,144
5.45%, 03/06/31		34,083	34,729,412
2.88%, 10/28/31		21,705	19,222,267

26	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
Synchrony Financial 7.25%, 02/02/33	USD	13,369	$14,265,985
Volkswagen International Finance NV, 4.38%, (e)(n)	EUR	1,600	1,823,749

			144,633,045

Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27(a)	USD	152	151,045
6.50%, 02/15/28(a)		130	132,049
4.88%, 02/15/30(a)		373	366,381
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(e)	EUR	1,886	2,247,196
Boots Group Finco LP, 7.38%, 08/31/32(e)	GBP	1,078	1,476,947
Bubbles Bidco SpA, 6.50%, 09/30/31(e)	EUR	1,078	1,296,297
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(e)	USD	640	648,179
CVS Health Corp.
6.13%, 09/15/39		1,843	1,918,458
6.00%, 06/01/44		2,670	2,708,749
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)		692	728,090
Market Bidco Finco PLC, 6.75%, 01/31/31(e)	EUR	1,078	1,249,778
Performance Food Group, Inc., 4.25%, 08/01/29(a)	USD	100	97,139
Picard Groupe SAS, 6.38%, 07/01/29(e)	EUR	1,078	1,324,089

			14,344,397

Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	USD	530	490,524
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.
2.13%, 08/15/26(e)	EUR	394	453,225
4.13%, 08/15/26(a)	USD	10,163	9,756,480
Ball Corp.
6.00%, 06/15/29		200	204,729
2.88%, 08/15/30		45	40,880
5.50%, 09/15/33(a)		171	172,838
Crown Americas LLC, 5.88%, 06/01/33(a)		205	207,073
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/27(a)		2,648	2,654,058
Series A, 7.88%, 04/15/27(a)		1,248	1,260,234
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)		246	250,422
Sealed Air Corp., 5.00%, 04/15/29(a)		375	372,908
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)		3,818	3,740,094
Trivium Packaging Finance BV, 12.25%, 01/15/31(a)		1,200	1,298,809

			20,902,274

Diversified Consumer Services — 0.0%
Match Group Holdings II LLC
4.63%, 06/01/28(a)		280	275,052
4.13%, 08/01/30(a)		238	224,789
3.63%, 10/01/31(a)		113	102,415
Service Corp. International
3.38%, 08/15/30		314	290,942
4.00%, 05/15/31		298	280,968

Security	Par (000)		Value

Diversified Consumer Services (continued)
United Rentals North America, Inc.
4.00%, 07/15/30	USD	461	$440,946
3.75%, 01/15/32		431	399,270
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)		194	204,402

			2,218,784

Diversified REITs — 1.4%
American Tower Corp.
3.95%, 03/15/29		1,687	1,669,194
1.88%, 10/15/30		1,041	920,651
2.70%, 04/15/31		2,086	1,903,142
4.63%, 05/16/31	EUR	6,200	7,779,211
5.45%, 02/15/34	USD	22,430	23,303,292
Crown Castle, Inc.
4.90%, 09/01/29		834	845,980
2.50%, 07/15/31		4,857	4,323,996
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34		9,440	9,799,106
Equinix, Inc.
2.50%, 05/15/31		18,700	16,854,497
3.90%, 04/15/32		18,260	17,514,902
3.40%, 02/15/52		5,153	3,606,702
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		3,702	3,769,702
4.00%, 01/15/30		6,677	6,466,204
4.00%, 01/15/31		4,559	4,363,501
3.25%, 01/15/32		12,470	11,218,909
5.25%, 02/15/33		5,560	5,569,063
6.25%, 09/15/54		12,957	13,053,659
Trust Fibra Uno, 7.70%, 01/23/32(e)		8,011	8,683,924
VICI Properties LP
4.75%, 02/15/28		10,716	10,806,096
4.75%, 04/01/28		2,384	2,408,856
4.95%, 02/15/30		15,918	16,102,629
5.13%, 11/15/31		10,539	10,693,084
5.13%, 05/15/32		12,283	12,403,896
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/27(a)		2,363	2,336,949
3.88%, 02/15/29(a)		13,926	13,596,493
4.63%, 12/01/29(a)		23,204	22,975,456
4.13%, 08/15/30(a)		17,747	17,151,322

			250,120,416

Diversified Telecommunication Services — 0.7%
AT&T Inc.
5.45%, 03/01/47		1,917	1,853,448
4.50%, 03/09/48		4,526	3,836,374
4.55%, 03/09/49		1,749	1,482,583
5.15%, 02/15/50		1,181	1,094,907
3.50%, 09/15/53		2,132	1,474,711
3.55%, 09/15/55		1,390	957,874
6.05%, 08/15/56		1,839	1,906,168
3.80%, 12/01/57		14,339	10,224,389
3.65%, 09/15/59		33,328	22,786,512
3.85%, 06/01/60		11,080	7,878,168
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
9.00%, 09/15/29(a)		2,070	2,176,408
Frontier Communications Holdings LLC
5.88%, 10/15/27(a)		100	99,940
5.00%, 05/01/28(a)		12,915	12,885,953
6.75%, 05/01/29(a)		73	73,728
5.88%, 11/01/29		8,767	8,859,375
8.63%, 03/15/31(a)		5,668	5,975,551
Frontier Florida LLC, Series E, 6.86%, 02/01/28		4,835	5,044,355

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Frontier North, Inc., Series G, 6.73%, 02/15/28	USD	1,500	$1,539,375
Level 3 Financing, Inc., 6.88%, 06/30/33(a)		696	709,349
Maya SAS, 7.00%, 04/15/32(a)		200	203,961
Maya SAS/Paris France
7.00%, 10/15/28(a)		900	914,427
6.88%, 04/15/31(e)	EUR	1,886	2,352,039
8.50%, 04/15/31(a)	USD	258	276,703
Telecom Argentina SA, 9.25%, 05/28/33(a)		3,723	3,664,982
Telecom Italia Capital SA, 7.72%, 06/04/38		1,078	1,194,200
Telefonica Europe BV, 6.75%, (e)(n)	EUR	1,100	1,442,071
Turk Telekomunikasyon AS, 7.38%, 05/20/29(e)	USD	6,840	7,063,121
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(a)		1,308	1,280,872
Verizon Communications, Inc.
1.50%, 09/18/30		2,414	2,110,307
4.40%, 11/01/34		4,530	4,369,865
5.40%, 07/02/37(a)		2,202	2,237,145
Windstream Services LLC, 10/15/33(a)(f)		107	106,971
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(a)(m)(p)		4,938	4,419,423
WOM Mobile SA, (11.00% Cash or 12.50% PIK), 11.00%, 04/01/31(a)(m)		197	188,885
Zayo Group Holdings, Inc., (9.25% Cash or 0.50% PIK), 9.25%, 03/09/30(a)(m)		372	356,380

			123,040,520

Electric Utilities — 3.5%
AEP Texas, Inc.
5.40%, 06/01/33		1,154	1,186,750
5.70%, 05/15/34		3,606	3,752,647
3.80%, 10/01/47		2,473	1,853,350
3.45%, 05/15/51		2,546	1,751,008
Series G, 4.15%, 05/01/49		1,090	851,322
AEP Transmission Co. LLC
3.75%, 12/01/47		4,846	3,761,490
3.80%, 06/15/49		1,262	972,841
3.15%, 09/15/49		1,476	1,012,149
Series N, 2.75%, 08/15/51		2,495	1,583,439
AES Andes SA, 6.30%, 03/15/29(e)		5,742	5,965,938
Alabama Power Co., 4.30%, 01/02/46		1,946	1,667,438
Baltimore Gas & Electric Co., 3.75%, 08/15/47		1,396	1,079,832
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(e)	EUR	1,401	1,711,790
6.38%, 02/15/32(a)	USD	256	262,382
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(e)		8,000	8,247,520
Continuum Green Energy India Pvt/Co-Issuers, 7.50%, 06/26/33(e)		9,645	10,214,537
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(e)	EUR	1,078	1,295,540
Diamond II Ltd., 7.95%, 07/28/26(e)	USD	14,000	14,105,000
Duke Energy Carolinas LLC
3.75%, 06/01/45		2,487	1,973,992
3.70%, 12/01/47		5,364	4,126,150
3.95%, 03/15/48		2,643	2,118,813
3.20%, 08/15/49		4,688	3,275,290
5.35%, 01/15/53		2,440	2,393,152
Duke Energy Corp.
3.95%, 08/15/47		3,057	2,376,212
4.20%, 06/15/49		1,211	970,866
5.00%, 08/15/52		6,115	5,505,065
5.80%, 06/15/54		17,451	17,630,333

Security	Par (000)		Value

Electric Utilities (continued)
Duke Energy Florida LLC, 4.20%, 07/15/48	USD	1,916	$1,575,230
Duke Energy Kentucky, Inc., 5.90%, 09/15/35 (Acquired 08/11/25, cost $9,639,000)(g)(i)		9,639	9,807,683
Duke Energy Ohio, Inc.
2.13%, 06/01/30		1,427	1,303,098
5.25%, 04/01/33		1,527	1,581,467
5.55%, 03/15/54		5,416	5,410,243
Duke Energy Progress LLC
3.70%, 10/15/46		3,457	2,674,446
2.50%, 08/15/50		5,236	3,138,463
4.00%, 04/01/52		4,209	3,316,728
5.35%, 03/15/53		7,886	7,683,081
5.55%, 03/15/55		975	978,901
E.ON International Finance BV, 3.50%, 09/03/35(e)	EUR	4,200	4,898,707
Emera, Inc., Series 16-A, 6.75%, 06/15/76	USD	600	603,075
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)		1,109	1,178,371
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		7,174	7,130,003
Series C, 4.85%, 07/15/47		13,994	12,386,898
Series C, 3.40%, 03/01/50		31,118	21,724,903
FirstEnergy Transmission LLC
4.75%, 01/15/33(a)		9,675	9,656,085
5.00%, 01/15/35		16,781	16,790,986
4.55%, 04/01/49(a)		9,752	8,324,604
Florida Power & Light Co., 3.15%, 10/01/49		5,738	4,005,707
Georgia Power Co.
4.85%, 03/15/31		4,674	4,799,194
4.70%, 05/15/32		5,017	5,077,578
5.20%, 03/15/35		7,488	7,673,222
India Green Power Holdings, 4.00%, 02/22/27(e)		7,299	7,135,136
JSW Hydro Energy Ltd., 4.13%, 05/18/31(e)		11,360	10,763,600
MidAmerican Energy Co., 3.15%, 04/15/50		2,889	1,986,401
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		8,842	8,742,530
MVM Energetika Zrt, 6.50%, 03/13/31(e)		8,160	8,649,600
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/27		6,215	6,282,585
NRG Energy, Inc.
3.38%, 02/15/29(a)		325	307,228
4.45%, 06/15/29(a)		948	940,027
5.25%, 06/15/29(a)		294	293,048
5.75%, 07/15/29(a)		188	188,225
3.63%, 02/15/31(a)		294	271,810
7.00%, 03/15/33(a)		30,969	34,242,361
6.25%, 11/01/34(a)		72	73,807
01/15/36(a)(f)		100	100,014
Ohio Power Co.
4.00%, 06/01/49		2,212	1,707,719
Series P, 2.60%, 04/01/30		2,332	2,168,768
Series R, 2.90%, 10/01/51		5,350	3,328,947
Pacific Gas & Electric Co.
6.15%, 01/15/33		907	959,963
6.40%, 06/15/33		3,466	3,725,756
4.50%, 07/01/40		10,245	8,910,493
3.30%, 08/01/40		7,852	5,949,094
3.75%, 08/15/42		1,297	986,890
4.75%, 02/15/44		4,059	3,472,564
4.95%, 07/01/50		38,798	33,299,809
3.50%, 08/01/50		7,742	5,281,638

28	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Pacific Gas & Electric Co.
5.25%, 03/01/52	USD	4,819	$4,284,604
6.75%, 01/15/53		17,712	19,083,754
6.70%, 04/01/53		11,091	11,859,869
5.90%, 10/01/54		5,906	5,753,053
6.15%, 03/01/55		8,533	8,581,545
6.10%, 10/15/55		6,729	6,719,579
PECO Energy Co.
3.90%, 03/01/48		1,211	972,838
2.85%, 09/15/51		7,003	4,500,618
5.25%, 09/15/54		1,500	1,452,345
PG&E Corp., 5.25%, 07/01/30		60,914	60,070,043
Pinnacle West Capital Corp., 5.15%, 05/15/30		16,456	16,923,157
Southern Co. (The)
5.20%, 06/15/33		2,145	2,205,178
4.85%, 03/15/35		12,203	12,077,830
Talen Energy Supply LLC, 8.63%, 06/01/30(a)		292	309,969
Vistra Operations Co. LLC
5.50%, 09/01/26(a)		425	424,666
5.05%, 12/30/26(a)		4,530	4,556,034
4.38%, 05/01/29(a)		235	230,079
7.75%, 10/15/31(a)		688	728,036
6.95%, 10/15/33(a)		29,724	33,152,366
6.00%, 04/15/34(a)		14,213	14,984,865
5.70%, 12/30/34(a)		18,960	19,620,225
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)		235	230,552
7.25%, 01/15/29(a)		187	191,997
8.38%, 01/15/31(a)		800	838,400

			622,883,134

Electrical Equipment — 0.0%
Imola Merger Corp., 4.75%, 05/15/29(a)		35	34,042
Sensata Technologies, Inc.
4.38%, 02/15/30(a)		155	149,599
3.75%, 02/15/31(a)		100	92,288
6.63%, 07/15/32(a)		200	206,956
WESCO Distribution, Inc.
7.25%, 06/15/28(a)		149	150,937
6.38%, 03/15/29(a)		260	267,691

			901,513

Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies BV, 4.00%, 04/15/29(a)		200	191,934

Energy Equipment & Services — 0.1%
Deepocean Ltd., 04/08/31(e)(f)	EUR	502	597,335
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.34%, 09/30/29(a)(b)(g)	USD	9,844	9,843,514
Noble Finance II LLC, 8.00%, 04/15/30(a)		728	753,523
Solaris Energy Infrastructure, Inc., 4.75%, 05/01/30(a)(p)		4,635	8,296,212
Transocean International Ltd., 8.25%, 05/15/29(a)		1,674	1,650,340
Valaris Ltd., 8.38%, 04/30/30(a)		384	398,532
Venture Global LNG, Inc.
8.13%, 06/01/28(a)		231	239,101
9.50%, 02/01/29(a)		107	117,917
7.00%, 01/15/30(a)		15	15,522
8.38%, 06/01/31(a)		1,037	1,088,819
9.88%, 02/01/32(a)		819	891,664

Security	Par (000)		Value

Energy Equipment & Services (continued)
Weatherford International Ltd.
8.63%, 04/30/30(a)	USD	593	$606,195
10/15/33(a)(f)		325	325,226

			24,823,900

Entertainment — 0.0%
Cinemark U.S.A., Inc., 7.00%, 08/01/32(a)		200	207,871
Live Nation Entertainment, Inc., 4.75%, 10/15/27(a)		331	328,810
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(a)		700	711,550
ROBLOX Corp., 3.88%, 05/01/30(a)		100	95,385

			1,343,616

Financial Services — 1.0%
Acropolis Trade & Investments Ltd., (11.04%
PIK), 11.04%, 04/02/28(a)(g)(m)		18,402	19,230,500
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.31%, 01/21/30(b)(g)		880	880,000
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(a)		21,025	21,237,893
Azorra Finance Ltd., 7.75%, 04/15/30(a)		172	180,385
Block, Inc.
2.75%, 06/01/26		547	539,814
5.63%, 08/15/30(a)		217	219,860
3.50%, 06/01/31		3,297	3,068,263
6.00%, 08/15/33(a)		118	120,837
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)		100	101,139
8.75%, 04/15/30(a)		1,095	1,124,831
6.75%, 04/15/32(a)		160	164,138
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(e)	EUR	1,078	1,322,243
6.63%, 12/15/30(a)	USD	680	699,005
6.75%, 07/15/31(a)		100	103,865
Envalior Deutschland Gmbh, (6-mo. EURIBOR at 0.00% Floor + 9.50%) (12.37% Cash or 12.37% PIK), 12.37%, 04/01/31(b)(g)(m)	EUR	11,594	12,438,533
Focus Financial Partners LLC, 6.75%, 09/15/31(a).	USD	186	190,486
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)		215	228,664
8.38%, 04/01/32(a)		181	189,715
7.88%, 04/01/33(a)		120	123,621
Glencore Capital Finance DAC, 10/06/32(e)(f)	EUR	3,062	3,587,859
Glencore Funding LLC
5.19%, 04/01/30(a)	USD	2,359	2,430,450
2.50%, 09/01/30(a)		4,591	4,188,126
2.85%, 04/27/31(a)		6,464	5,929,017
2.63%, 09/23/31(a)		2,563	2,301,755
Homes By West Bay LLC, 11.00%, 02/06/30(g)		21,604	21,902,135
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(a)(b)(g)		11,434	10,633,238
Minejesa Capital BV, 5.63%, 08/10/37(e)		24,806	24,657,164
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(a)		1,000	1,025,888
Oceana Australian Fixed Income Trust
12.50%, 08/31/26(g)	AUD	3,013	2,036,168
12.50%, 08/31/27(g)		5,022	3,472,595
10.50%, 07/31/28(g)		4,228	2,843,270
PennyMac Financial Services, Inc.
7.88%, 12/15/29(a)	USD	665	705,763
7.13%, 11/15/30(a)		100	104,126
5.75%, 09/15/31(a)		65	64,436
6.88%, 05/15/32(a)		332	344,017

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services (continued)
PennyMac Financial Services, Inc. 6.75%, 02/15/34(a)	USD	107	$109,149
Rocket Cos., Inc., 6.13%, 08/01/30(a)		100	102,632
Rocket Mortgage LLC/Rocket Mortgage Co- Issuer, Inc.
2.88%, 10/15/26(a)		600	587,717
3.88%, 03/01/31(a)		391	365,133
4.00%, 10/15/33(a)		13	11,873
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(g)		568	565,513
Series 2022-1A, 4.84%, 03/15/31(g)		3,054	3,007,923
SURAAsset Management SA
6.35%, 05/13/32(a)		3,824	4,082,120
6.35%, 05/13/32(e)		3,909	4,172,857
United Wholesale Mortgage LLC
5.75%, 06/15/27(a)		416	415,768
5.50%, 04/15/29(a)		213	210,072
UWM Holdings LLC
6.63%, 02/01/30(a)		1,497	1,522,873
6.25%, 03/15/31(a)		259	257,766
Worldline SA
0.88%, 06/30/27(e)	EUR	1,600	1,582,190
4.13%, 09/12/28(e)		3,500	3,348,525
5.25%, 11/27/29(e)		1,000	908,788
5.50%, 06/10/30(e)		600	545,966

			170,186,664

Food Products — 0.0%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(a)	USD	590	615,221
Darling Ingredients, Inc., 6.00%, 06/15/30(a)		246	248,352
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)		212	203,567
4.38%, 01/31/32(a)		384	362,927
Post Holdings, Inc.
5.50%, 12/15/29(a)		260	258,962
6.38%, 03/01/33(a)		526	530,896
6.25%, 10/15/34(a)		100	100,832
U.S. Foods, Inc.
6.88%, 09/15/28(a)		395	407,108
4.75%, 02/15/29(a)		85	83,729
4.63%, 06/01/30(a)		321	313,709

			3,125,303

Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%, 06/01/28(a)		498	511,620
9.50%, 06/01/30(a)		358	374,783

			886,403

Ground Transportation — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/31(a)		700	724,164
8.38%, 06/15/32(a)		100	104,595
DP World Ltd., 6.85%, 07/02/37(e)		7,640	8,775,075
Edge Finco PLC, 8.13%, 08/15/31(e)	GBP	1,078	1,545,853
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(e)	CHF	1,080	1,342,073
La Poste SA, 5.00%, (e)(n)	EUR	1,100	1,341,220
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26	USD	2,023	2,011,612
XPO, Inc., 7.13%, 02/01/32(a)		155	162,786

			16,007,378

Security	Par (000)		Value

Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 8.38%, 10/01/28(a)	USD	700	$729,531
Becton Dickinson & Co., 4.67%, 06/06/47		1,125	994,036
Hologic, Inc.
4.63%, 02/01/28(a)		100	99,255
3.25%, 02/15/29(a)		122	117,802
Medline Borrower LP
3.88%, 04/01/29(a)		578	557,449
5.25%, 10/01/29(a)		524	519,469
Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 04/01/29(a)		738	756,749
Solventum Corp.
5.45%, 02/25/27		640	650,385
5.40%, 03/01/29		533	550,051
5.60%, 03/23/34		10,780	11,223,375
Teleflex, Inc.
4.63%, 11/15/27		129	127,815
4.25%, 06/01/28(a)		206	201,094

			16,527,011

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(a)		313	324,953
Centene Corp., 4.25%, 12/15/27		3,900	3,829,868
CHS/Community Health Systems, Inc.
5.25%, 05/15/30(a)		100	90,464
4.75%, 02/15/31(a)		820	709,094
10.88%, 01/15/32(a)		819	867,400
9.75%, 01/15/34(a)		422	432,339
Elevance Health, Inc.
4.38%, 12/01/47		3,403	2,838,022
3.60%, 03/15/51		2,621	1,876,270
6.10%, 10/15/52		1,971	2,049,973
5.70%, 02/15/55		1,374	1,359,917
Encompass Health Corp.
4.75%, 02/01/30		131	129,465
4.63%, 04/01/31		275	267,571
HCA, Inc.
5.63%, 09/01/28		1,144	1,180,416
5.88%, 02/01/29		2,089	2,174,978
3.50%, 09/01/30		3,806	3,635,347
5.45%, 04/01/31		6,537	6,795,077
5.50%, 03/01/32		7,671	7,991,888
5.45%, 09/15/34		10,597	10,870,301
5.75%, 03/01/35		16,107	16,839,454
3.50%, 07/15/51		6,432	4,400,234
5.90%, 06/01/53		935	923,170
6.20%, 03/01/55		10,665	11,009,292
6.10%, 04/01/64		4,207	4,223,955
LifePoint Health, Inc.
9.88%, 08/15/30(a)		126	136,450
11.00%, 10/15/30(a)		488	537,853
8.38%, 02/15/32(a)		100	106,571
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(e)	EUR	1,078	1,292,470
Molina Healthcare, Inc.
4.38%, 06/15/28(a)	USD	168	163,841
3.88%, 11/15/30(a)		65	60,150
3.88%, 05/15/32(a)		210	190,560
6.25%, 01/15/33(a)		113	114,255
Select Medical Corp., 6.25%, 12/01/32(a)		854	854,358
Tenet Healthcare Corp.
4.63%, 06/15/28		281	278,429
4.25%, 06/01/29		783	764,701
6.13%, 06/15/30		1,030	1,043,140

			90,362,226

30	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(e)	EUR	1,078	$1,322,485

Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28(a)	USD	115	114,783
4.88%, 05/15/29(a)		2,068	2,016,293
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)		194	190,260
6.50%, 04/01/32(a)		392	403,012
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)		261	246,466
Service Properties Trust
0.00%, 09/30/27(a)(d)		2,220	1,956,997
5.50%, 12/15/27		397	389,687
3.95%, 01/15/28		222	207,762
8.38%, 06/15/29		6,133	6,227,264
4.95%, 10/01/29		300	264,405
4.38%, 02/15/30		1,662	1,412,671
8.88%, 06/15/32		5,038	5,066,309
XHR LP, 4.88%, 06/01/29(a)		289	283,053

			18,778,962

Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/29(a)		271	258,748
6.13%, 06/15/29(a)		164	167,690
5.63%, 09/15/29(a)		472	477,676
4.00%, 10/15/30(a)		393	370,372
Allwyn Entertainment Financing UK PLC, 4.13%, 02/15/31(e)	EUR	1,725	1,967,097
Aramark International Finance Sarl, 4.38%, 04/15/33(e)		1,078	1,267,244
Arcos Dorados BV, 6.38%, 01/29/32(e)	USD	5,573	5,873,273
Booking Holdings, Inc., 3.25%, 11/21/32	EUR	3,728	4,358,855
Boyd Gaming Corp., 4.75%, 06/15/31(a)	USD	241	232,326
Bracelet Holdings, Inc., 9.25%, 07/02/28(a)		5,752	5,535,232
Brightstar Lottery PLC, 5.25%, 01/15/29(a)		323	321,549
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)		131	125,267
7.00%, 02/15/30(a)		252	259,209
6.50%, 02/15/32(a)		665	678,292
Churchill Downs, Inc.
5.75%, 04/01/30(a)		403	402,637
6.75%, 05/01/31(a)		281	287,984
Elior Group SA, 5.63%, 03/15/30(e)	EUR	593	713,357
Essendi SA
5.38%, 05/15/30(e)		600	725,151
5.63%, 05/15/32(e)		1,100	1,331,602
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)	USD	1,004	942,187
Full House Resorts, Inc., 8.25%, 02/15/28(a)		562	521,566
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28(a)		100	100,122
5.88%, 04/01/29(a)		411	419,494
3.75%, 05/01/29(a)		55	52,910
4.00%, 05/01/31(a)		460	435,266
5.88%, 03/15/33(a)		108	110,246
5.75%, 09/15/33(a)		100	101,335
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29(a)		167	160,597
6.63%, 01/15/32(a)		285	289,461
HR Ottawa LP, 11.00%, 03/31/31(a)		23,430	25,822,600

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc., 7.50%, 09/01/31(a)	USD	179	$186,153
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(a)		100	99,542
Melco Resorts Finance Ltd.
5.63%, 07/17/27(e)		8,000	7,998,000
5.75%, 07/21/28(e)		8,000	7,996,000
5.38%, 12/04/29(e)		6,993	6,831,811
MGM China Holdings Ltd., 7.13%, 06/26/31(e)		14,000	14,770,000
MGM Resorts International
4.63%, 09/01/26		174	173,562
4.75%, 10/15/28		233	231,184
6.50%, 04/15/32		249	253,680
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,349	1,311,363
Minor International PCL, 2.70%, (e)(n)		500	494,575
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)		883	925,558
NCL Corp. Ltd., 6.75%, 02/01/32(a)		411	422,685
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(g)(h)(o)(p)	HKD	1,161	—
Royal Caribbean Cruises Ltd., 01/15/36(f)	USD	4,430	4,455,835
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)		258	258,102
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32(a)		277	282,211
Studio City Co. Ltd., 7.00%, 02/15/27(e)		4,900	4,932,144
TKC Holdings, Inc., 10.50%, 05/15/29(a)		985	1,008,726
Travel + Leisure Co.
6.63%, 07/31/26(a)		449	452,336
4.50%, 12/01/29(a)		52	50,238
Vail Resorts, Inc., 5.63%, 07/15/30(a)		123	123,769
Viking Cruises Ltd., 7.00%, 02/15/29(a)		207	208,046
VOC Escrow Ltd., 5.00%, 02/15/28(a)		200	199,456
Voyager Parent LLC, 9.25%, 07/01/32(a)		487	514,998
Wynn Macau Ltd.
5.50%, 10/01/27(e)		8,000	7,996,000
5.63%, 08/26/28(a)		280	279,443
5.63%, 08/26/28(e)		8,000	7,984,080
6.75%, 02/15/34(a)		8,055	8,165,354
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)		486	486,749
Yum! Brands, Inc.
4.75%, 01/15/30(a)		101	100,373
3.63%, 03/15/31		567	529,432

			134,030,750

Household Durables — 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods
Finance Co.
4.63%, 08/01/29(a)		430	411,757
4.63%, 04/01/30(a)		1,348	1,276,124
6.88%, 08/01/33(a)		828	835,102
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		3,721	3,785,061
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/27(a)		156	155,623
5.00%, 06/15/29(a)		742	707,106
4.88%, 02/15/30(a)		40	37,514
Century Communities, Inc. 6.75%, 06/01/27		249	248,934

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables (continued)
Century Communities, Inc. 3.88%, 08/15/29(a)	USD	189	$177,805
LGI Homes, Inc.
8.75%, 12/15/28(a)		1,568	1,646,118
7.00%, 11/15/32(a)		2,507	2,447,897
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,160	1,152,486
4.63%, 03/01/30(a)		1,865	1,800,008
Newell Brands, Inc.
6.63%, 09/15/29		158	158,902
6.38%, 05/15/30		443	438,922
6.63%, 05/15/32		100	98,691
Somnigroup International, Inc.
4.00%, 04/15/29(a)		268	257,212
3.88%, 10/15/31(a)		100	91,587
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		116	117,406
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,032	1,010,448
Whirlpool Corp.
4.75%, 02/26/29		154	151,917
6.50%, 06/15/33		344	343,292

			17,349,912

Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30		100	94,986
4.13%, 04/30/31(a)		123	114,757
Energizer Holdings, Inc.
4.75%, 06/15/28(a)		118	115,946
4.38%, 03/31/29(a)		46	44,117

			369,806

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp., 4.50%, 02/15/28(a)		233	232,017
Clean Renewable Power Mauritius Pte Ltd., 4.25%, 03/25/27(e)		6,160	6,029,100
Continuum Energy Pte Ltd., 5.00%, 09/13/27(a)(g)(m)		10,174	10,173,956
Greenko Dutch BV, 3.85%, 03/29/26(e)		6,920	6,852,574
Greenko Power II Ltd., 4.30%, 12/13/28(e)		6,380	6,085,435
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(e)		13,199	13,443,181
India Clean Energy Holdings, 4.50%, 04/18/27(e)		14,000	13,685,000
India Cleantech Energy, 4.70%, 08/10/26(e)		6,072	6,014,316
ReNew Pvt Ltd., 5.88%, 03/05/27(e)		14,000	13,980,540
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(m)		1,733	1,035,328
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(m)		494	98,737
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		2,744	2,835,061
Stem, Inc., 0.50%, 12/01/28(a)(p)		622	177,270

			80,642,515

Industrial Conglomerates — 0.0%
Beach Acquisition Bidco LLC
5.25%, 07/15/32(e)	EUR	1,078	1,297,372
10.00%, 07/15/33(a)(m)	USD	527	568,455
Maxam Prill Sarl, 6.00%, 07/15/30(e)	EUR	1,617	1,927,326

			3,793,153

Security	Par (000)		Value

Insurance — 0.0%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)	USD	203	$195,576
7.50%, 11/06/30(a)		500	520,875
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)		100	98,340
6.75%, 04/15/28(a)		661	672,716
7.38%, 10/01/32(a)		683	703,785
Ambac Assurance Corp., 5.10% (a)(n)		462	577,753
AmWINS Group, Inc., 6.38%, 02/15/29(a)		131	133,663
Ardonagh Finco Ltd.
6.88%, 02/15/31(e)	EUR	1,617	1,962,264
7.75%, 02/15/31(a)	USD	321	335,891
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)		400	411,828
8.13%, 02/15/32(a)		208	215,800
HUB International Ltd.
5.63%, 12/01/29(a)		517	516,480
7.38%, 01/31/32(a)		1,099	1,144,432
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)		700	728,083
Ryan Specialty LLC, 4.38%, 02/01/30(a)		437	423,403

			8,640,889

Interactive Media & Services — 0.2%
Alphabet, Inc., 4.00%, 05/06/54	EUR	3,400	3,895,922
Arches Buyer, Inc., 4.25%, 06/01/28(a)	USD	489	479,191
Meta Platforms, Inc.
4.65%, 08/15/62		14,091	12,084,680
5.75%, 05/15/63		617	634,560
5.55%, 08/15/64		10,428	10,351,382
Snap, Inc., 6.88%, 03/01/33(a)		200	204,420

			27,650,155

IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(e)	EUR	754	899,252
Atos SE, 9.00%, 12/18/29(c)(e)		1,994	2,693,141
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.66%, 05/15/28(b)(e)		1,078	1,272,870
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27(a)	USD	404	402,927
6.50%, 07/01/32(a)		166	161,267
CoreWeave, Inc.
9.25%, 06/01/30(a)		1,114	1,150,533
9.00%, 02/01/31(a)		59	60,468
Dell International LLC/EMC Corp., 02/15/31(f)		18,451	18,408,346
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(e)	EUR	862	1,078,446
Foundry JV Holdco LLC
5.50%, 01/25/31(a)	USD	5,856	6,076,599
5.90%, 01/25/33(a)		9,875	10,413,044
6.20%, 01/25/37(a)		7,247	7,730,302
Gartner, Inc.
4.50%, 07/01/28(a)		36,567	36,268,404
3.63%, 06/15/29(a)		29,005	27,791,318
3.75%, 10/01/30(a)		3,330	3,144,648
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27(a)		273	272,518
3.50%, 03/01/29(a)		33	31,267
Prime Investment Partners, 11.00%, 05/01/30(g)		5,461	5,604,305

32	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(a)	USD	184	$190,236
5.50%, 05/15/33(e)	EUR	1,617	1,976,756
Twilio, Inc.
3.63%, 03/15/29	USD	100	95,291
3.88%, 03/15/31		100	94,027

			125,815,965

Life Sciences Tools & Services — 0.0%
Avantor Funding, Inc.
4.63%, 07/15/28(a)		522	513,469
3.88%, 11/01/29(a)		453	430,787
Charles River Laboratories International, Inc.
4.25%, 05/01/28(a)		254	248,426
4.00%, 03/15/31(a)		238	221,664
Ephios Subco 3 Sarl, 7.88%, 01/31/31(e)	EUR	1,617	2,021,021
IQVIA, Inc., 6.25%, 06/01/32(a)	USD	100	102,814
Star Parent, Inc., 9.00%, 10/01/30(a)		761	804,524

			4,342,705

Machinery — 0.0%
Allison Transmission, Inc.
4.75%, 10/01/27(a)		120	119,181
3.75%, 01/30/31(a)		113	104,400
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(a)		668	698,188
Terex Corp.
5.00%, 05/15/29(a)		284	279,684
6.25%, 10/15/32(a)		100	101,870
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a) .		587	584,924

			1,888,247

Media — 1.8%
AMC Networks, Inc.
10.25%, 01/15/29(a)		1,930	2,033,738
4.25%, 02/15/29		2,822	2,455,140
4.25%, 02/15/29(p)		1,097	1,044,892
10.50%, 07/15/32(a)		641	677,816
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(a)		1,034	1,027,056
5.38%, 06/01/29(a)		12	11,920
4.75%, 03/01/30(a)		1,001	960,527
4.25%, 02/01/31(a)		486	447,718
7.38%, 03/01/31(a)		651	671,692
4.75%, 02/01/32(a)		1,768	1,634,979
4.50%, 05/01/32		8,351	7,599,963
4.25%, 01/15/34(a)		7,133	6,166,927
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/34		1,385	1,480,007
6.55%, 06/01/34		10,519	11,210,273
6.38%, 10/23/35		14,050	14,719,194
3.50%, 03/01/42		693	499,130
5.75%, 04/01/48		8,998	8,156,460
4.80%, 03/01/50		15,373	12,175,888
3.70%, 04/01/51		6,020	3,971,452
3.90%, 06/01/52		13,808	9,352,052
5.25%, 04/01/53		4,178	3,491,131
3.85%, 04/01/61		27,437	17,100,939
4.40%, 12/01/61		8,160	5,654,131
3.95%, 06/30/62		13,853	8,764,370
5.50%, 04/01/63		1,142	956,991

Security	Par (000)		Value

Media (continued)
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30(a)	USD	569	$597,465
7.50%, 03/15/33(a)		100	104,557
Comcast Corp., 2.65%, 08/15/62		4,063	2,138,159
CSC Holdings LLC
5.50%, 04/15/27(a)		3,346	3,175,783
11.25%, 05/15/28(a)		773	715,611
11.75%, 01/31/29(a)		1,731	1,455,674
Directv Financing LLC, 8.88%, 02/01/30(a)		341	336,813
DirecTV Financing LLC/DirecTV Financing Co- Obligor, Inc., 10.00%, 02/15/31(a)		1,543	1,540,735
Discovery Communications LLC
3.95%, 03/20/28		30,884	30,150,505
3.63%, 05/15/30		100	92,381
5.00%, 09/20/37		265	227,381
6.35%, 06/01/40		701	643,287
DISH Network Corp.
0.00%, 12/15/25(d)(p)		3,089	3,043,789
3.38%, 08/15/26(p)		892	857,212
Gray Media, Inc., 9.63%, 07/15/32(a)		1,178	1,203,490
iHeartCommunications, Inc.
9.13%, 05/01/29(a)		938	843,624
7.75%, 08/15/30(a)		141	116,705
Lamar Media Corp., 3.75%, 02/15/28		295	286,799
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)		200	207,790
OT Midco, Inc., 10.00%, 02/15/30(a)		3,690	2,492,982
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27(a)		201	199,990
7.38%, 02/15/31(a)		131	138,198
Paramount Global
3.70%, 10/04/26		4,155	4,091,645
2.90%, 01/15/27		8,736	8,556,597
3.38%, 02/15/28		3,519	3,427,956
4.95%, 01/15/31		9,840	9,727,745
4.38%, 03/15/43		3,414	2,635,180
5.85%, 09/01/43		1,424	1,300,603
5.25%, 04/01/44		4,000	3,287,018
4.90%, 08/15/44		1,052	847,392
4.60%, 01/15/45		1,518	1,183,153
Sirius XM Radio LLC
5.00%, 08/01/27(a)		941	936,481
4.00%, 07/15/28(a)		473	457,048
4.13%, 07/01/30(a)		470	440,817
3.88%, 09/01/31(a)		126	114,192
Stagwell Global LLC, 5.63%, 08/15/29(a)		245	237,998
Summer BC Holdco B S.a.r.l., (3-mo. EURIBOR + 4.25%), 6.29%, 02/15/30(b)(e)	EUR	1,886	2,174,451
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD	509	484,899
TEGNA, Inc., 4.63%, 03/15/28		327	320,673
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(e)(m)	EUR	808	639,534
Univision Communications, Inc.
7.38%, 06/30/30(a)	USD	111	111,531
8.50%, 07/31/31(a)		847	874,648
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(e)	GBP	1,617	2,247,536
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	USD	1,060	1,048,016
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)		300	293,865

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD	400	$361,887
5.25%, 01/15/33(e)	EUR	1,078	1,265,569
Warnermedia Holdings, Inc.
3.76%, 03/15/27	USD	98,095	96,746,194
5.14%, 03/15/52		363	270,435
Ziggo BV, 4.88%, 01/15/30(a)		370	349,227

			317,265,606

Metals & Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)		200	193,399
7.13%, 03/15/31(a)		200	210,236
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)		500	555,314
Cleveland-Cliffs, Inc.
6.88%, 11/01/29(a)		397	404,569
7.00%, 03/15/32(a)		501	505,992
7.38%, 05/01/33(a)		89	90,857
7.63%, 01/15/34(a)		175	180,321
Constellium SE, 3.75%, 04/15/29(a)		403	383,448
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36(e)		8,027	8,677,187
Fortescue Treasury Pty Ltd.
5.88%, 04/15/30(a)		111	113,761
6.13%, 04/15/32(a)		423	437,108
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)		208	196,046
Mineral Resources Ltd.
8.00%, 11/01/27(a)		159	162,068
9.25%, 10/01/28(a)		1,185	1,241,654
8.50%, 05/01/30(a)		1,128	1,173,289
Navoi Mining & Metallurgical Combinat, 6.75%, 05/14/30(e)		7,310	7,675,500
Nickel Industries Ltd., 9.00%, 09/30/30(e)		1,585	1,608,274
Novelis Corp.
4.75%, 01/30/30(a)		380	366,193
6.88%, 01/30/30(a)		100	103,697
3.88%, 08/15/31(a)		200	182,338
Periama Holdings LLC, 5.95%, 04/19/26(e)		425	426,488
Samarco Mineracao SA, (9.50% Cash or 9.00% PIK), 9.50%, 06/30/31(e)(m)		9,205	9,250,532
Stillwater Mining Co., 4.50%, 11/16/29(e)		3,696	3,439,590
Vale Overseas Ltd., 6.40%, 06/28/54		8,600	8,826,008
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(e)		6,746	7,062,219
Volcan Cia Minera SAA, 8.75%, 01/24/30(a)		173	179,453

			53,645,541

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
3.63%, 07/15/26(a)		130	128,510
4.38%, 01/15/27(a)		259	256,776
6.00%, 04/15/30(a)		300	304,560
6.50%, 10/15/30(a)		100	103,297

			793,143

Office REITs — 0.0%
Alstria Office AG, 5.50%, 03/20/31(e)	EUR	1,600	1,953,281

Oil, Gas & Consumable Fuels — 7.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD	200	208,579
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)		170	169,377
6.63%, 02/01/32(a)		100	102,993

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.
7.63%, 02/01/29(a)	USD	19,254	$19,621,925
5.38%, 03/01/30(a)		40,064	40,296,451
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.63%, 10/15/32(a)		100	102,047
6.63%, 07/15/33(a)		405	411,748
Baytex Energy Corp.
8.50%, 04/30/30(a)		300	308,269
7.38%, 03/15/32(a)		270	264,359
BP Capital Markets America, Inc., 5.23%, 11/17/34		11,649	12,032,055
Buckeye Partners LP
4.50%, 03/01/28(a)		352	347,627
6.88%, 07/01/29(a)		100	103,637
6.75%, 02/01/30(a)		60	62,319
California Resources Corp.
8.25%, 06/15/29(a)		1,230	1,282,699
01/15/34(a)(f)		1,331	1,321,838
Cameron LNG LLC
3.30%, 01/15/35(a)		13,346	11,588,314
3.40%, 01/15/38(a)		8,998	7,802,013
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		18,860	19,065,806
2.74%, 12/31/39		21,789	18,275,439
Cheniere Energy Partners LP
4.00%, 03/01/31		19,597	18,898,721
3.25%, 01/31/32		13,588	12,378,830
5.75%, 08/15/34		9,908	10,300,252
5.55%, 10/30/35(a)		1,084	1,107,428
Cheniere Energy, Inc., 5.65%, 04/15/34		41,227	42,498,452
Chesapeake Energy Corp., 6.13%, 02/15/21(g)(h)(o)		9,090	1
Chord Energy Corp.
6.00%, 10/01/30(a)		80	79,443
6.75%, 03/15/33(a)		100	101,319
Civitas Resources, Inc.
5.00%, 10/15/26(a)		3,557	3,539,898
8.38%, 07/01/28(a)		1,810	1,876,154
8.63%, 11/01/30(a)		429	444,300
CNX Resources Corp.
6.00%, 01/15/29(a)		139	139,057
7.38%, 01/15/31(a)		100	103,100
7.25%, 03/01/32(a)		7,556	7,838,797
Comstock Resources, Inc.
6.75%, 03/01/29(a)		167	166,727
6.75%, 03/01/29(a)		646	642,124
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(a)		250	271,300
Crescent Energy Finance LLC
7.38%, 01/15/33(a)		1,081	1,052,531
8.38%, 01/15/34(a)		83	84,095
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 02/01/31(a)		26,362	27,534,643
CVR Energy, Inc., 8.50%, 01/15/29(a)		483	493,654
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)		152	152,492
8.63%, 03/15/29(a)		351	366,023
Diamondback Energy, Inc.
3.25%, 12/01/26		65,115	64,427,366
3.50%, 12/01/29		42,622	41,121,692

34	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
3.13%, 03/24/31	USD	42,090	$39,106,830
Energean Israel Finance Ltd., 8.50%,
09/30/33(a)(e)		7,469	7,879,426
Energy Transfer LP
5.95%, 05/15/54		5,842	5,657,563
6.05%, 09/01/54		5,582	5,480,859
6.20%, 04/01/55		3,596	3,617,600
EQT Corp.
3.13%, 05/15/26(a)		12,370	12,256,655
7.50%, 06/01/27		10,771	10,980,662
6.50%, 07/01/27		10,983	11,243,907
3.90%, 10/01/27		39,707	39,451,967
5.70%, 04/01/28		14,621	15,112,558
5.50%, 07/15/28		3,998	4,026,825
4.50%, 01/15/29		53,512	53,519,681
5.00%, 01/15/29		22,764	23,081,800
6.38%, 04/01/29		28,074	29,112,358
7.00%, 02/01/30		24,207	26,355,214
7.50%, 06/01/30		51,034	56,296,889
4.75%, 01/15/31		93,608	93,417,158
3.63%, 05/15/31(a)		41,473	38,780,330
5.75%, 02/01/34		22,227	23,261,896
Expand Energy Corp.
6.63%, 08/15/20(g)(h)(o)		623	—
5.38%, 06/15/21(g)(h)(o)		425	—
5.38%, 02/01/29		18,382	18,387,666
5.88%, 02/01/29(a)		4,042	4,057,024
6.75%, 04/15/29(a)		15,516	15,677,904
5.38%, 03/15/30		9,615	9,776,619
4.75%, 02/01/32		11,947	11,741,212
5.70%, 01/15/35		47,947	49,280,447
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33		383	400,598
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)		258	272,103
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		4,763	4,012,828
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(e)		8,214	8,616,650
Harvest Midstream I LP
7.50%, 09/01/28(a)		450	454,843
7.50%, 05/15/32(a)		341	348,333
Hess Corp.
7.30%, 08/15/31		6,412	7,383,221
6.00%, 01/15/40		1,812	1,969,632
Hess Midstream Operations LP
5.13%, 06/15/28(a)		166	165,813
6.50%, 06/01/29(a)		176	181,515
5.50%, 10/15/30(a)		100	100,723
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)		321	316,217
6.00%, 02/01/31(a)		324	312,032
6.88%, 05/15/34(a)		128	123,066
7.25%, 02/15/35(a)		413	403,619
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(a)		245	254,316
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(e)	EUR	1,078	1,276,691
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD	583	573,168
KazMunayGas National Co. JSC, 6.38%, 10/24/48(e)		8,435	8,370,810
Kinetik Holdings LP, 6.63%, 12/15/28(a)		424	435,203

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.
6.88%, 04/15/28(a)	USD	18	$18,370
6.50%, 04/15/32(a)		126	127,206
6.25%, 04/15/33(a)		100	100,470
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(a) .		6,686	7,053,730
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(e)		7,457	7,527,842
NGPL PipeCo LLC, 3.25%, 07/15/31(a)		18,873	17,095,772
Northern Oil & Gas, Inc.
8.13%, 03/01/28(a)		100	101,412
8.75%, 06/15/31(a)		415	428,734
10/15/33(a)(f)		749	746,036
NuStar Logistics LP, 5.63%, 04/28/27		99	99,608
OEG Finance PLC, 7.25%, 09/27/29(e)	EUR	1,886	2,314,295
ORLEN SA, 6.00%, 01/30/35(e)	USD	7,811	8,154,254
Parkland Corp.
5.88%, 07/15/27(a)		100	99,916
4.63%, 05/01/30(a)		397	385,988
Permian Resources Operating LLC
8.00%, 04/15/27(a)		2,171	2,204,720
5.88%, 07/01/29(a)		545	547,439
7.00%, 01/15/32(a)		42	43,560
Petroleos Mexicanos, 7.50%, 03/20/26		22,921	22,783,474
Puma International Financing SA, 7.75%, 04/25/29(e)		7,200	7,417,512
Raizen Fuels Finance SA
6.25%, 07/08/32(a)		5,790	5,649,593
6.45%, 03/05/34(e)		2,955	2,866,350
Range Resources Corp., 8.25%, 01/15/29		57	58,339
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(a)		2,855	2,867,359
5.20%, 09/16/30(a)		3,690	3,716,711
5.98%, 09/16/35(a)		7,265	7,397,143
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)		239	237,061
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		5,952	5,971,567
5.00%, 03/15/27		29,097	29,272,944
4.20%, 03/15/28		3,370	3,366,387
4.50%, 05/15/30		28,735	28,835,233
5.90%, 09/15/37		9,226	9,701,391
SierraCol Energy Andina LLC, 6.00%, 06/15/28(e)		248	240,638
SM Energy Co.
6.75%, 08/01/29(a)		530	532,540
7.00%, 08/01/32(a)		515	515,397
Sunoco LP, 6.25%, 07/01/33(a)		169	172,015
Sunoco LP/Sunoco Finance Corp.
7.00%, 09/15/28(a)		186	191,757
4.50%, 05/15/29		70	68,288
4.50%, 04/30/30		550	529,566
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27(a)		208	207,951
5.50%, 01/15/28(a)		196	195,003
6.00%, 12/31/30(a)		500	493,765
Targa Resources Corp.
4.20%, 02/01/33		3,609	3,428,927
6.13%, 03/15/33		1,445	1,536,699
4.95%, 04/15/52		1,962	1,679,426
6.50%, 02/15/53		998	1,050,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 01/15/28		3,277	3,280,662

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	USD	14,735	$14,778,037
4.00%, 01/15/32		12,078	11,454,099
TotalEnergies Capital International SA, 3.85%, 03/03/45(e)	EUR	7,800	8,594,486
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD	1,236	1,266,554
Trident Energy Finance PLC, 12.50%, 11/30/29(e)		3,532	3,679,920
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp.
7.13%, 03/15/29(a)		325	335,180
6.25%, 10/01/33(a)		120	120,459
Var Energi ASA, 7.86%, 11/15/83(e)	EUR	647	842,292
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29(a)	USD	627	600,876
4.13%, 08/15/31(a)		252	237,850
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)		255	281,778
6.50%, 01/15/34(a)		414	435,800
6.75%, 01/15/36(a)		350	371,762
Viper Energy Partners LLC
4.90%, 08/01/30		9,019	9,086,251
5.70%, 08/01/35		13,852	14,083,605
Vista Energy Argentina SAU
8.50%, 06/10/33(a)		6,742	6,870,098
7.63%, 12/10/35(a)		1,349	1,308,193
Vital Energy, Inc., 7.88%, 04/15/32(a)		604	586,325
Vnom Sub, Inc., 5.38%, 11/01/27(a)		32,793	32,798,739
Wintershall Dea Finance 2 BV, 6.12%, (e)(n)	EUR	1,078	1,322,579

			1,312,886,920

Paper & Forest Products — 0.1%
Graphic Packaging International LLC
3.75%, 02/01/30(a)	USD	100	93,478
6.38%, 07/15/32(a)		169	171,614
Magnera Corp.
4.75%, 11/15/29(a)		354	313,397
7.25%, 11/15/31(a)		366	344,399
Suzano Austria GmbH, Series DM3N, 3.13%, 01/15/32		9,721	8,723,625

			9,646,513

Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26(a)		100	99,092
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(a)		8	7,823
Allegiant Travel Co., 7.25%, 08/15/27(a)		1,070	1,083,303
American Airlines Pass-Through Trust, 3.50%, 06/15/26(g)		2,804	2,780,051
American Airlines, Inc.
7.25%, 02/15/28(a)		874	895,374
8.50%, 05/15/29(a)		118	123,092
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)		310	311,186
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)		5,443	5,429,393
JetBlue Airways Corp. Pass-Through Trust, Series 2019-1, AA, 2.75%, 05/15/32		655	579,869
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)		971	984,858
Latam Airlines Group SA, 7.63%, 01/07/31(a)		6,946	7,206,475
Spirit Airlines Pass-Through Trust
4.10%, 04/01/28		87	82,889
3.38%, 02/15/30		988	919,528

Security	Par (000)		Value

Passenger Airlines (continued)
Spirit Airlines Pass-Through Trust 3.65%, 02/15/30	USD	2,591	$2,361,516
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		418	407,322

			23,271,771

Personal Care Products — 0.0%
Edgewell Personal Care Co., 4.13%, 04/01/29(a)		100	95,115

Pharmaceuticals — 0.1%
Bayer AG
5.38%, 03/25/82(e)	EUR	1,600	1,930,224
7.00%, 09/25/83(e)		1,100	1,415,972
Dolcetto Holdco SpA, 5.63%, 07/14/32(e)		1,617	1,946,372
Endo Finance Holdings, Inc., 8.50%, 04/15/31(a)	USD	682	731,697
Jazz Securities DAC, 4.38%, 01/15/29(a)		752	732,626
Nidda Healthcare Holding GmbH, 5.38%, 10/23/30(e)	EUR	1,078	1,286,922
Opal Bidco SAS, 5.50%, 03/31/32(e)		1,078	1,309,905
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(a)	USD	800	700,839
7.88%, 05/15/34(a)		900	833,761
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33		1,799	1,817,443
5.30%, 05/19/53		2,157	2,084,496
Prestige Brands, Inc., 5.13%, 01/15/28(a)		171	169,603
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27		200	199,250
5.13%, 05/09/29		200	201,062
7.88%, 09/15/29		655	715,181

			16,075,353

Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)		384	398,733

Real Estate Management & Development — 0.4%
Adler Financing Sarl, Series 1L, 8.25%, 12/31/28	EUR	1,798	2,246,919
Aroundtown SA, 1.63%, (e)(n)		300	337,619
Citycon Oyj, 3.63%, (e)(n)		261	286,246
Citycon Treasury BV, 5.38%, 07/08/31(e)		808	953,906
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	USD	271	289,244
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(e)(h)(o)		465	6,975
11.75%, 04/17/22(e)(h)(o)		2,430	27,338
7.95%, 07/05/22(e)(h)(o)		530	10,931
12.25%, 10/18/22(e)(h)(o)		200	4,125
10.88%, 01/09/23(e)(h)(o)		2,657	51,811
11.88%, 06/01/23(e)(h)(o)		1,093	16,395
Five Point Operating Co. LP, 8.00%, 10/01/30(a)		270	273,988
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,413	1,399,776
Grand City Properties SA, 1.50%, (e)(n)	EUR	1,300	1,492,551
Heimstaden Bostad AB, 6.25%, (e)(n)		1,617	1,952,747
Howard Hughes Corp. (The)
5.38%, 08/01/28(a)	USD	2,746	2,735,159
4.38%, 02/01/31(a)		137	128,446
New Immo Holding SA, 5.88%, 04/17/28(e)	EUR	1,600	1,939,595
Resort Communities LoanCo LP, (10.50% Cash and 2.00% PIK), 12.50%, 11/30/28(a)(g)(m)	USD	28,966	29,655,634
Store Capital LLC, 5.40%, 04/30/30(a)		17,338	17,658,102

36	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Vivion Investments Sarl, (6.50% Cash or 1.75% PIK), 6.50%, 08/31/28(e)(m)	EUR	1,617	$1,893,566
Vonovia SE, Series B, 0.88%, 05/20/32(e)(p)		1,100	1,295,402

			64,656,475
Semiconductors & Semiconductor Equipment — 0.7%
AP Grange Holdings LLC, 6.50%,
03/20/45 (Acquired 06/21/24, cost $12,241,000)(g)(i)	USD	12,241	12,685,348
Broadcom, Inc.
2.45%, 02/15/31(a)		28,982	26,359,496
5.15%, 11/15/31		7,915	8,224,070
4.55%, 02/15/32		955	961,635
5.20%, 04/15/32		11,520	11,994,203
3.42%, 04/15/33(a)		12,299	11,382,410
3.47%, 04/15/34(a)		26,093	23,812,496
4.80%, 10/15/34		17,109	17,228,666
4.93%, 05/15/37(a)		2,536	2,529,199
4.90%, 02/15/38		7,695	7,653,772
Entegris, Inc.
4.38%, 04/15/28(a)		331	323,868
3.63%, 05/01/29(a)		174	165,373
5.95%, 06/15/30(a)		123	124,726
Kioxia Holdings Corp., 6.25%, 07/24/30(a)		200	204,001

			123,649,263

Software — 0.6%
AppLovin Corp.
5.13%, 12/01/29		15,869	16,234,086
5.38%, 12/01/31		27,058	27,990,843
5.95%, 12/01/54		19,554	19,809,295
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)		430	456,184
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)		646	569,291
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)		697	600,155
Cloud Software Group, Inc.
6.50%, 03/31/29(a)		253	255,282
9.00%, 09/30/29(a)		2,150	2,229,994
8.25%, 06/30/32(a)		296	313,983
Core Scientific, Inc., 0.00%, 06/15/31(a)(d)(p)		546	610,155
Fair Isaac Corp.
4.00%, 06/15/28(a)		327	318,022
6.00%, 05/15/33(a)		173	175,153
Gen Digital, Inc., 6.75%, 09/30/27(a)		561	569,598
GoTo Group, Inc.
5.50%, 05/01/28(a)		425	344,250
5.50%, 05/01/28(a)		1,925	623,219
ION Platform Finance S.a.r.l.
6.50%, 09/30/30(e)	EUR	493	578,807
6.88%, 09/30/32(e)		408	479,012
ION Trading Technologies Sarl, 9.50%, 05/30/29(a)	USD	800	844,939
IPD 3 BV, 5.50%, 06/15/31(e)	EUR	1,078	1,285,274
McAfee Corp., 7.38%, 02/15/30(a)	USD	1,200	1,113,110
NCR Atleos Corp., 9.50%, 04/01/29(a)		700	757,765
NCR Voyix Corp., 5.00%, 10/01/28(a)		200	197,012
Open Text Corp.
3.88%, 02/15/28(a)		124	120,582
3.88%, 12/01/29(a)		165	155,966
Open Text Holdings, Inc.
4.13%, 02/15/30(a)		306	289,873
4.13%, 12/01/31(a)		85	78,608

Security	Par (000)		Value

Software (continued)
Oracle Corp.
4.80%, 09/26/32	USD	2,025	$2,027,435
5.20%, 09/26/35		1,554	1,562,557
3.60%, 04/01/50		2,418	1,702,174
3.95%, 03/25/51		1,288	957,639
6.00%, 08/03/55		5,447	5,468,279
5.95%, 09/26/55		5,525	5,508,004
5.50%, 09/27/64		5,022	4,599,322
6.13%, 08/03/65		7,491	7,519,973
TeamSystem SpA, 5.00%, 07/01/31(e)	EUR	808	961,918
UKG, Inc., 6.88%, 02/01/31(a)	USD	665	686,170

			107,993,929
Specialized REITs — 0.1%
Crown Castle, Inc., 5.60%, 06/01/29		926	962,193
Extra Space Storage LP
4.00%, 06/15/29		1,836	1,817,175
5.50%, 07/01/30		8,898	9,276,833
2.20%, 10/15/30		5,163	4,628,768
5.90%, 01/15/31		954	1,013,573
5.40%, 06/15/35		2,440	2,492,633
Iron Mountain, Inc.
4.88%, 09/15/27(a)		320	318,461
7.00%, 02/15/29(a)		153	157,671
4.88%, 09/15/29(a)		19	18,704
5.25%, 07/15/30(a)		730	721,946
5.63%, 07/15/32(a)		290	288,452
4.75%, 01/15/34(e)	EUR	1,078	1,268,418
Millrose Properties, Inc., 6.25%, 09/15/32(a)	USD	100	100,261
SBA Communications Corp.
3.88%, 02/15/27		1,127	1,110,011
3.13%, 02/01/29		200	187,062

			24,362,161
Specialty Retail — 0.1%
Advance Auto Parts, Inc.
3.90%, 04/15/30		420	389,917
7.38%, 08/01/33(a)		209	215,531
Asbury Automotive Group, Inc.
4.75%, 03/01/30		265	258,089
5.00%, 02/15/32(a)		223	214,132
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(e)	GBP	1,617	2,284,814
Gap, Inc. (The)
3.63%, 10/01/29(a)	USD	254	237,614
3.88%, 10/01/31(a)		18	16,355
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/29(a)		200	195,669
11.50%, 08/15/29(a)		700	738,500
Goldstory SAS, 6.75%, 02/01/30(e)	EUR	1,617	1,971,249
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	USD	20	19,436
6.38%, 01/15/30(a)		160	163,685
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)		757	800,606
Lithia Motors, Inc., 4.38%, 01/15/31(a)		389	369,401
Murphy Oil U.S.A., Inc., 3.75%, 02/15/31(a)		225	209,262
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(a)		1,202	1,213,008
Sonic Automotive, Inc., 4.88%, 11/15/31(a)		241	230,447
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)		50	47,575
Wayfair LLC, 7.25%, 10/31/29(a)		386	397,982

			9,973,272

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals — 0.0%
CA Magnum Holdings, 5.38%, 10/31/26(e)	USD	400	$398,050
EquipmentShare.com, Inc., 8.63%, 05/15/32(a)		540	583,008
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29(a)		100	105,860
5.88%, 07/15/30(a)		78	79,358
9.63%, 12/01/32(a)		191	216,341
Xerox Corp.
10.25%, 10/15/30(a)		701	712,101
13.50%, 04/15/31(a)		1,615	1,563,495
Xerox Holdings Corp., 8.88%, 11/30/29(a)		400	216,101

			3,874,314

Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 4.25%, 03/07/29	EUR	1,186	1,394,848
William Carter Co. (The), 5.63%, 03/15/27(a)	USD	105	105,063

			1,499,911

Tobacco — 0.6%
Altria Group, Inc.
3.40%, 02/04/41		16,847	13,058,226
4.50%, 05/02/43		6,482	5,590,040
3.88%, 09/16/46		7,491	5,742,009
4.45%, 05/06/50		1,835	1,487,651
BAT Capital Corp.
4.63%, 03/22/33		8,035	7,951,206
7.08%, 08/02/43		800	905,346
4.54%, 08/15/47		7,090	5,945,244
4.76%, 09/06/49		10,088	8,585,140
5.65%, 03/16/52		12,058	11,536,044
7.08%, 08/02/53		15,877	18,198,222
Reynolds American, Inc., 5.85%, 08/15/45		25,610	25,378,800

			104,377,928

Trading Companies & Distributors — 0.0%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc.
5.38%, 05/21/30(e)	EUR	1,617	1,969,380
7.00%, 05/21/30(a)	USD	293	303,050
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(a)		174	165,089
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)		256	256,041
7.88%, 12/01/30(a)		380	403,806
7.00%, 05/01/31(a)		47	49,165
Herc Holdings, Inc.
6.63%, 06/15/29(a)		121	124,328
7.00%, 06/15/30(a)		212	220,210
7.25%, 06/15/33(a)		436	455,141
QXO Building Products, Inc., 6.75%, 04/30/32(a)		11	11,389
RB Global Holdings, Inc., 7.75%, 03/15/31(a)		83	86,810

			4,044,409

Transportation Infrastructure — 0.1%
Heathrow Finance PLC, 6.63%, 03/01/31(e)	GBP	1,617	2,185,109
Progroup AG, 5.38%, 04/15/31(e)	EUR	1,886	2,235,781
Stena International SA, 7.25%, 01/15/31(a)	USD	400	407,807
TAV Havalimanlari Holding AS, 8.50%, 12/07/28(e)		6,704	7,014,060

			11,842,757

Water Utilities — 0.0%
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27(a)	GBP	31	46,378
9.75%, 10/10/27(a)		109	163,582

Security	Par (000)		Value

Water Utilities (continued)
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(e)	GBP	2,796	$2,674,522
Thames Water Utilities Ltd., 0.00%, 03/22/27(a)(d) .		21	24,113

			2,908,595

Wireless Telecommunication Services — 0.4%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(a)(d)(g)	USD	544	32,616
Fibercop SpA
4.75%, 06/30/30(e)	EUR	1,078	1,285,546
6.00%, 09/30/34(a)	USD	343	326,935
7.72%, 06/04/38(a)		200	202,405
Rogers Communications, Inc.
7.00%, 04/15/55		384	400,320
7.13%, 04/15/55		132	139,942
SoftBank Group Corp.
5.25%, 10/10/29(e)	EUR	1,078	1,304,997
7.00%, 07/08/31(e)	USD	11,000	11,399,918
5.75%, 07/08/32(e)	EUR	808	991,222
6.38%, 07/10/33(e)		1,078	1,345,715
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)	USD	175	175,662
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		13,386	13,126,158
2.70%, 03/15/32		8,659	7,762,048
5.13%, 05/15/32		1,464	1,506,687
5.20%, 01/15/33		2,975	3,069,781
5.80%, 09/15/62		15,406	15,496,213
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(e).		7,320	7,649,400
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(e)		229	217,378
9.63%, 02/11/27(a)		1,352	1,284,310
Vmed O2 UK Financing I PLC
4.75%, 07/15/31(a)		500	470,623
5.63%, 04/15/32(e)	EUR	1,886	2,269,856

			70,457,732

Total Corporate Bonds — 30.7%
(Cost: $5,396,899,234)			5,490,104,010

Fixed Rate Loan Interests

Chemicals — 0.0%
Vedanta Resources Ltd., Term Loan, 18.00%, 04/17/26(g)	USD	2,225	2,224,640

Financial Services — 0.2%
Aspen Owner LLC, Term Loan (First Lien), 7.27%, 02/09/27(g)		29,088	29,363,443

Total Fixed Rate Loan Interests — 0.2%
(Cost: $31,293,018)			31,588,083

Floating Rate Loan Interests(b)

Banks — 0.1%
Hilton Motto Chelsea, Term Loan (First Lien), (1-mo. CME Term SOFR at 2.00% Floor + 3.25%), 7.53%, 10/17/28(g)		9,400	9,401,164

Chemicals — 0.0%
Montage Hotels & Resorts LLC
Revolver, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.98%, 02/16/29(g)		1,349	1,298,251

38	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Montage Hotels & Resorts LLC
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.00%, 02/16/29(g)	USD	6,696	$6,444,725
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.18%, 02/28/27(g)(h)(o)		1,795	17,950

			7,760,926

Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (aka USAGM Holdco, LLC), Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 08/20/32		3,644	3,655,613
Alorica, Inc., Term Loan B (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 11.04%, 12/21/27(g)		4,831	4,794,783
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.51%, 12/21/28		3,067	3,005,434
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 7.00%), 11.26%, 08/07/28(g)(h)(o)		8,873	3,970,599

			15,426,429

Construction & Engineering — 0.0%
SSD Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.97%, 04/07/30(g)		7,400	7,410,113

Construction Materials — 0.1%
Cirkul, Inc., Term Loan, (3-mo. CME Term SOFR at 4.00% Floor + 11.00%), 11.79%, 04/23/28(g) .		4,153	4,086,201
Flexsys Cayman Holdings LP, Second Out Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.71%, 08/01/29		1,962	635,298
Goodarz Holding Co. S.a.r.l, Term Loan, (1-mo. EURIBOR at 0.00% Floor + 5.13%), 7.03%, 11/20/28(g)	EUR	7,244	8,500,558
Houston Center
Term Loan A, 5.75%, 05/09/30(g)	USD	5,056	4,779,266
Term Loan B, 5.75%, 05/09/30(g)		7,132	1

			18,001,324

Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.66%, 08/01/28		12	10,660
Connect Finco S.a.r.l., Amendment No. 4 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.66%, 09/27/29		2,403	2,370,293

			2,380,953

Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.60%, 12/29/27(g)		1,524	1,051,499

Financial Services — 0.2%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.39%, 12/06/29(g)		8,624	8,619,346

Security	Par (000)		Value

Financial Services (continued)
Garfunkelux Holdco 3 SA, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 4.75%, 08/01/28	EUR	6,275	$7,284,283
HP LQ Investment LP, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 2.82%), 6.85%, 12/09/27(g)	USD	13,549	13,548,595

			29,452,224

Health Care Providers & Services — 0.1%
ECL Entertainment LLC, Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/30/30		5,675	5,665,219
ITG Communications LLC, Initial Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 07/09/31		4,924	4,859,397
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 11.41%, 11/01/29		1,587	320,050
Peninsula Pacific Entertainment LLC
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.74%, 08/13/32(g)		816	813,899
Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.74%, 08/13/32(g)		3,481	3,472,636
RunItOneTime LLC
Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.00%), 5.17%, 04/16/26		74	63,808
Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.00%), 15.66%, 05/06/26		1,538	1,322,874
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00%), 16.66%, 04/21/26		947	910,706
Stakeholder Midstream LLC, Initial Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31		4,732	4,737,915
West Deptford Energy Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.16%, 10/31/25		1,955	1,937,016

			24,103,520

Hotels, Restaurants & Leisure — 0.3%
Bally’s Corp., Term B Facility Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.84%, 10/02/28		11,381	11,029,853
Hilton Garden Inn Waikiki, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.30%), 7.58%, 05/31/29(g)		14,800	14,626,001
HRNI Holdings LLC, Term B Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.40%, 12/11/28		7,435	7,224,460
Long Point Development, LLC, Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.48%, 01/01/28(g)		7,500	7,500,000
Maverick Gaming LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 15.75%, 06/05/28		2,706	1,488,212
Sodalite Tahoe Hotel LLC, Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 7.12%, 10/25/26(g)		9,699	9,547,700

			51,416,226

IT Services — 0.2%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.62%, 07/31/28(g)		11,756	11,697,096

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services (continued)
CoreWeave Compute Acquisition Co. IV LLC
Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.24%, 09/29/30	USD	3,192	$3,144,443
Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.32%, 05/16/29(g)		12,955	12,825,116

			27,666,655

Leisure Products — 0.0%
J & J Ventures Gaming LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.65%, 04/26/30		1,861	1,839,643

Life Sciences Tools & Services — 0.1%
Project Midnights, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.17%, 08/22/26(g)	EUR	9,913	11,621,184
Veritas U.S., Inc., Term Loan B, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%), 12.00%, 12/09/29	USD	1,051	1,060,994

			12,682,178

Machinery — 0.0%
Hydrofarm Holdings Group, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.07%, 10/25/28(g)		2,095	1,717,840

Media — 0.0%
CSC Holdings LLC, September 2019 Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.50%), 8.75%, 04/15/27		1,069	1,032,954
DirecTV Financing LLC
2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 02/17/31		3,958	3,863,597
Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.57%, 08/02/27		90	90,190

			4,986,741

Oil, Gas & Consumable Fuels — 0.0%
CVR CHC LP, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 12/30/27		2,757	2,757,118

Passenger Airlines — 0.1%
Solaris Energy Infrastructure LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.00%, 09/11/29(g)		10,687	10,766,875
Usavflow II Ltd., Term Loan B (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 6.50%), 10.63%, 09/10/29(g)		2,040	2,052,852

			12,819,727

Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S.
Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.12%, 09/01/28(g)		718	714,305
Term Loan A (First Lien), (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.12%, 09/01/28(g)		1,088	1,082,463

			1,796,768

Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.15%, 01/21/29		1,607	1,377,995

Security	Par (000)		Value

Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.76%, 09/29/28	USD	2,689	$2,692,313
EIS Group Ltd.
Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.32%, 07/10/28(g)		12,826	12,393,360
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.16%, 07/10/28(g)		1,283	1,239,336
GoTo Group, Inc., Exchange First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.22%, 04/28/28		2	1,569

			16,326,578

Technology Hardware, Storage & Peripherals — 0.0%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.32%, 04/27/29		4,728	950,328
Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.32%, 04/27/28		4,319	2,192,083

			3,142,411

Total Floating Rate Loan Interests — 1.4%
(Cost: $275,306,910)			253,518,032

Foreign Agency Obligations

Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(a)		876	897,024

Colombia — 0.1%
Ecopetrol SA, 7.75%, 02/01/32		6,766	6,992,661

Malaysia — 0.0%
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(e)		895	907,870

Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29		116	125,569
5.95%, 01/28/31		205	198,748
10.00%, 02/07/33		258	299,086

			623,403

Morocco — 0.0%
OCP SA
4.50%, 10/22/25(e)		548	547,315
6.75%, 05/02/34(a)		1,283	1,396,866

			1,944,181

Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(e)(m)	EUR	1,247	1,255,289
7.63%, 11/08/28(a)(m)	USD	783	613,036

			1,868,325

Total Foreign Agency Obligations — 0.1%
(Cost: $11,994,503)			13,233,464

Foreign Government Obligations

Brazil — 0.8%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	139	23,944,628
10.00%, 01/01/35		772	118,620,608

			142,565,236

40	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia — 0.2%
Republic of Colombia, 6.25%, 07/09/36	COP 215,420,500	$37,891,976

Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 2.90%, 08/15/56(e)	EUR 12,843	13,970,942

Indonesia — 0.1%
Republic of Indonesia
2.85%, 02/14/30	USD 17,370	16,414,650
3.05%, 03/12/51	11,595	7,780,245

		24,194,895

Israel — 0.1%
State of Israel, 5.75%, 03/12/54	10,116	9,575,199

Japan — 0.4%
Japanese Government Bonds (30 Year)
2.30%, 12/20/54	JPY 7,782,100	44,867,647
2.40%, 03/20/55	4,241,400	24,999,265

		69,866,912

Mexico — 0.7%
United Mexican States
2.66%, 05/24/31	USD 30,379	27,122,675
4.88%, 05/19/33	3,502	3,393,438
3.50%, 02/12/34	27,547	23,931,456
6.35%, 02/09/35	20,471	21,648,083
6.88%, 05/13/37	22,401	24,181,879
4.50%, 01/31/50	25,868	19,976,563

		120,254,094

Panama — 0.1%
Republic of Panama
3.88%, 03/17/28	17,669	17,386,296
4.50%, 04/01/56	10,739	7,882,426

		25,268,722

Peru — 0.2%
Republic of Peru
6.85%, 08/12/35(e)	PEN 44,188	13,444,235
7.60%, 08/12/39(e)	35,572	11,197,824
3.55%, 03/10/51	USD 14,265	10,188,776

		34,830,835

Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28	11,468	11,204,236
3.20%, 07/06/46	15,450	11,309,400

		22,513,636

South Africa — 0.2%
Republic of South Africa
10.00%, 03/31/33	ZAR 282,189	17,478,226
8.50%, 01/31/37	260,483	13,884,528

		31,362,754

Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27	USD 5,923	5,965,657
5.10%, 06/18/50	10,407	9,860,253

		15,825,910

Total Foreign Government Obligations — 3.1% (Cost: $568,007,224)		548,121,111

Security	Shares	Value

Investment Companies(q)

Fixed-Income Funds — 0.1%
iShares AAA CLO Active ETF	200,000	$10,393,000
iShares iBoxx $ Investment Grade Corporate Bond ETF(l)	54,500	6,075,115

		16,468,115

Total Investment Companies — 0.1% (Cost: $16,405,013)		16,468,115

	Par (000)

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD 6,480	7,459,975
Los Angeles Community College District, GO, 6.60%, 08/01/42	3,990	4,373,696
State of California
GO, 7.55%, 04/01/39	4,000	4,834,968
GO, Refunding, 4.60%, 04/01/38	22,215	22,636,173
University of California, RB, Series AD, 4.86%, 05/15/2112	2,467	2,104,875

		41,409,687

Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57	3,139	3,428,273

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	15,387	15,574,281

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series 2022-ELL, Class A2, 4.15%, 02/01/33	2,630	2,616,542

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40	4,596	5,542,304

New York — 0.1%
Metropolitan Transportation Authority
RB, 6.67%, 11/15/39	3,060	3,348,241
RB, Series E, 6.81%, 11/15/40	655	719,368
New York City Water & Sewer System
RB, 6.01%, 06/15/42	2,430	2,562,352
RB, 5.88%, 06/15/44	1,665	1,712,851
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40	1,470	1,487,333
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40	2,780	2,979,801
RB, 4.93%, 10/01/51	1,400	1,300,036
RB, Series 181, 4.96%, 08/01/46	5,020	4,820,283

		18,930,265

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	3,555	4,561,366

Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41	4,375	4,469,109

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Port of Beaumont Navigation District, Refunding RB, Series B, 10.00%, 07/01/26(a)	USD 7,045	$7,081,868
State of Texas, GO, 5.52%, 04/01/39	5,715	5,922,606

		17,473,583

Total Municipal Bonds — 0.6% (Cost: $120,590,248)		109,536,301

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.2%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)	7,772	7,898,101
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)	2,090	2,103,293
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)	2,033	2,052,783
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)	4,152	4,175,765
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 4.78%, 11/25/35(b)	3,185	2,200,800
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)	1	501
Series 2020-C, Class C, 0.00%, 09/27/60(a)	70	1,041
Series 2021-C, Class A, 6.12%, 01/25/61(a)(c)	6,435	6,433,249
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)	3,452	3,418,291
Series 2021-C, Class C, 0.00%, 01/25/61(a)	8,062	9,648,326
Series 2021-D, Class A, 5.00%, 03/25/60(a)(c)	13,362	13,355,355
Series 2021-D, Class B, 7.00%, 03/25/60(a)(b)	5,988	6,611,721
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)	8,322	10,171,133
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)	19,194	16,874,019
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)	4,422	3,399,874
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)	2,669	1,775,516
Series 2021-E, Class B3, 3.95%, 12/25/60(a)(b)	7,582	4,207,884
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)	1,744	1,261,217
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)	48	22,593
Series 2021-F, Class A, 4.88%, 06/25/61(a)(c)	35,810	35,784,509
Series 2021-F, Class B, 6.75%, 06/25/61(a)(c)	12,800	12,730,331
Series 2021-F, Class C, 0.00%, 06/25/61(a)	18,846	18,372,130
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(c)	11,448	11,146,605
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)	1,244	1,151,431
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)	664	612,146
Series 2022-A, Class B, 3.00%, 10/25/61(a)	4,977	3,914,619
Series 2022-A, Class C, 3.00%, 10/25/61(a)	2,345	2,830,463
Series 2022-A, Class M1, 3.00%, 10/25/61(a)	726	666,037
Series 2022-A, Class M2, 3.00%, 10/25/61(a)	3,256	2,654,083
Series 2022-A, Class M3, 3.00%, 10/25/61(a)	208	168,590
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(c)	16,447	15,966,260
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)	937	865,717
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)	804	739,644
Series 2022-B, Class B, 3.00%, 03/27/62(a)	4,464	3,556,765
Series 2022-B, Class C, 3.00%, 03/27/62(a)	4,459	3,493,734
Series 2022-B, Class M1, 3.00%, 03/27/62(a)	603	551,921
Series 2022-B, Class M2, 3.00%, 03/27/62(a)	2,991	2,631,266
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)	21,133	20,159,505
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)	1,258	1,144,885
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)	713	629,661
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)	4,194	3,194,808
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)	3,352	2,506,786
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)	2,160	1,884,486

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)	USD 21,262	$20,439,270
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)	1,567	1,409,628
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)	836	732,403
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)	7,407	5,438,211
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)	731	636,857
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)	4,534	3,688,747
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 5.09%, 10/25/46(b)	561	368,660
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.48%, 10/25/46(b)	1,495	744,840
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.85%, 02/25/47(b)	610	209,273
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(b)	436	424,516
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)	373	353,288
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)	10,582	10,528,017
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)	1,582	1,582,079
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)	1,992	2,001,921
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)	3,306	3,336,946
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)	6,805	6,868,901
Series 2025-8, Class A1, 5.41%, 07/25/70(a)(c)	4,149	4,178,933
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(b)	895	866,196
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.98%, 07/31/57(a)(b)	7,908	2,997,388
Atlas Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.55%), 5.52%, 09/20/61(b)(e)	GBP 518	704,134
Series 2024-1, Class D, (1-day SONIA + 2.20%), 6.17%, 09/20/61(b)(e)	343	471,272
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(c)	USD 1,942	510,892
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37	19	16,178
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)	3,245	1,110,920
Series 2015-R3, Class 1A2, 3.45%, 03/27/36(a)(b)	1,009	864,172
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)	92	91,603
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 5.00%, 11/25/51(a)(c)	10,801	10,798,110
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(c)	3,212	3,214,626
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)	6,482	8,782,506
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)	4,649	4,626,764
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(c)	9,059	9,015,250
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(c)	2,105	2,075,792

42	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)	USD 3,532	$1,041,952
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)	18	16,966
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)	28,679	29,081,443
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)	4,563	4,632,229
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)	2,755	2,798,897
Series 2023-NQM3, Class B1, 7.97%, 10/25/63(a)(b)	1,918	1,946,988
Series 2023-NQM3, Class B2, 7.97%, 10/25/63(a)(b)	1,613	1,626,384
Series 2023-NQM3, Class B3, 7.97%, 10/25/63(a)(b)	4,380	4,258,154
Series 2023-NQM3, Class M1, 7.97%, 10/25/63(a)(b)	3,196	3,264,278
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)	1	589
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)	3,955	3,984,094
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)	2,694	2,712,516
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)	2,058	2,072,476
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)	1,442	1,470,544
Series 2024-NQM1, Class B2, 8.65%, 01/25/64(a)(b)	1,322	1,346,913
Series 2024-NQM1, Class B3, 8.65%, 01/25/64(a)(b)	2,836	2,781,635
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)	2,476	2,503,195
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)	6	4,458
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)	23,124	23,347,323
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)	1,823	1,841,260
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)	3,182	3,213,947
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)	1,983	2,019,451
Series 2024-NQM3, Class B2, 8.02%, 06/25/64(a)(b)	1,816	1,826,190
Series 2024-NQM3, Class B3, 8.02%, 06/25/64(a)(b)	4,970	4,790,215
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)	2,891	2,919,777
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)	4	3,925
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)	37,545	37,450,482
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)	3,532	3,520,152
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)	3,956	3,948,946
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)	1,760	1,766,280

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM4, Class B2, 7.55%, 12/26/64(a)(b)	USD 1,343	$1,341,487
Series 2024-NQM4, Class B3, 7.55%, 12/26/64(a)(b)	3,073	2,941,984
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)	2,894	2,925,450
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)	6	5,548
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)	36,287	36,586,784
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)	3,311	3,342,309
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)	3,153	3,183,016
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)	1,955	1,967,308
Series 2025-NQM1, Class B2, 7.80%, 01/25/65(a)(b)	1,700	1,706,488
Series 2025-NQM1, Class B3, 7.80%, 01/25/65(a)(b)	3,768	3,642,244
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)	3,145	3,195,273
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)	6	5,828
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(a)(c)	29,746	30,164,424
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(a)(c)	2,355	2,388,444
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(a)(c)	4,628	4,692,510
Series 2025-NQM2, Class B1, 7.69%, 05/25/65(a)(b)	1,485	1,525,655
Series 2025-NQM2, Class B2, 7.69%, 05/25/65(a)(b)	589	587,861
Series 2025-NQM2, Class B3, 7.69%, 05/25/65(a)(b)	109	97,876
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(a)(b)	3,013	3,097,356
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(a)(b)	1	728
Series 2025-NQM3, Class B1, 7.61%, 05/25/65(a)(b)	710	713,599
Series 2025-NQM4, Class PT2, 6.03%, 07/25/65(a)(b)	53,377	54,977,378
Series 2025-NQM5, Class PT2, 5.14%, 10/25/55(a)(b)	50,776	52,324,561
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.02%, 05/28/36(a)(b)	1,282	1,238,586
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 4.22%, 03/25/36(b).	3,058	1,956,119
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 4.59%, 01/25/47(b)	697	604,249
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)	138	136,124
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.62%, 03/25/36(b)	3,079	782,224
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.55%, 08/25/36(b)	233	231,339

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.61%, 03/25/37(b)	USD 178	$162,005
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.55%, 03/25/37(b)	302	284,457
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.48%, 06/25/37(b)	277	267,678
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(g)(q)	1	—
Bletchley Park Funding PLC
Series 2025-1, Class D, (1-day SONIA + 1.88%), 5.85%, 01/27/70(b)(e)	GBP 891	1,207,488
Series 2025-1, Class E, (1-day SONIA + 3.38%), 7.35%, 01/27/70(b)(e)	1,222	1,656,786
BRAVO Residential Funding Trust
Series 2023-NQM6, Class B1, 7.99%, 09/25/63(a)(b)	USD 662	669,317
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)	353	359,801
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)	527	539,151
Series 2024-NQM6, Class B2, 8.03%, 08/01/64(a)(b)	250	252,760
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)	8,459	8,540,644
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)	1,281	1,298,779
Castell PLC
Series 2025-1, Class C, (1-day SONIA + 1.55%), 5.52%, 01/27/62(b)(e)	GBP 394	533,233
Series 2025-1, Class D, (1-day SONIA + 2.00%), 5.97%, 01/27/62(b)(e)	233	317,714
Series 2025-1, Class E, (1-day SONIA + 3.50%), 7.47%, 01/27/62(b)(e)	666	908,833
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)	USD 274	262,436
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)	675	641,613
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)	265	258,960
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)	1,085	1,070,582
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)	176	170,529
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	18,849	7,376,161
Cheshire PLC, Series 2025-1, Class C, (1-day SONIA + 1.35%), 5.33%, 06/28/48(b)(e)	GBP 934	1,256,458
CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/67(a)(b)	USD 1,731	1,673,905
CIM Trust
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)	2,622	2,640,879
Series 2025-I1, Class A1, 5.66%, 10/25/69(a)(c)	8,463	8,547,945
Citadel PLC
Series 2024-1, Class B, (1-day SONIA + 1.45%), 5.42%, 04/28/60(b)(e)	GBP 483	656,610
Series 2024-1, Class C, (1-day SONIA + 1.75%), 5.72%, 04/28/60(b)(e)	506	686,311
Series 2024-1, Class D, (1-day SONIA + 2.45%), 6.42%, 04/28/60(b)(e)	553	756,543

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Citadel PLC
Series 2024-1, Class E, (1-day SONIA + 3.75%), 7.72%, 04/28/60(b)(e)	GBP 539	$737,189
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37	USD 605	532,561
Series 2007-9, Class 1A1, 6.25%, 12/25/37	856	809,940
Series 2008-2, Class 1A1, 6.50%, 06/25/38	2,790	2,388,340
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.77%, 05/25/37(b)	1,665	1,545,900
CitiMortgage Alternative Loan Trust, Series 2007- A6, Class 1A11, 6.00%, 06/25/37	418	366,880
COLT Mortgage Loan Trust
Series 2020-3, Class A3, 2.38%, 04/27/65(a)(b)	70	68,928
Series 2021-5, Class A1, 1.73%, 11/26/66(a)(b)	2,179	1,967,241
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)	1,000	789,508
Series 2022-1, Class B2, 4.15%, 12/27/66(a)(b)	316	274,363
Series 2022-3, Class B1, 4.20%, 02/25/67(a)(b)	1,000	876,771
Series 2022-3, Class B2, 4.20%, 02/25/67(a)(b)	1,300	1,092,152
Series 2022-5, Class B1, 4.74%, 03/25/67(a)(b)	2,398	2,301,971
Series 2022-8, Class B1, 6.48%, 08/25/67(a)(b)	1,172	1,167,571
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)	2,866	2,881,012
Series 2025-7, Class A1, 5.47%, 06/25/70(a)(c)	4,327	4,362,149
Series 2025-8, Class A1, 5.48%, 08/25/70(a)(c)	2,304	2,323,423
Series 2025-8, Class B1, 7.10%, 08/25/70(a)(b)	699	704,243
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35	85	68,027
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25	464	371,304
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.62%, 06/25/35(b)	2,571	2,280,003
Series 2005-29CB, Class A6, 5.50%, 07/25/35	296	168,938
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.79%, 11/25/35(b)	569	408,646
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 4.91%, 11/20/35(b)	598	579,309
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.15%, 02/25/36(b)	385	352,793
Series 2005-J4, Class B1, (1-mo. CME Term SOFR + 2.14%), 6.30%, 07/25/35(b)	49	48,827
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36	1,355	606,758
Series 2006-15CB, Class A1, 6.50%, 06/25/36	305	139,658
Series 2006-28CB, Class A14, 6.25%, 10/25/36	1,124	542,837
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36	221	81,184
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.65%, 09/25/46(b)	264	248,228
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 5.88%, 11/25/46(b)	1,730	1,442,928
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 4.65%, 10/25/46(b)	1,970	1,844,453
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 4.95%, 10/25/46(b)	2,871	2,147,680
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 4.44%, 03/20/47(b)	4,260	3,691,805

44	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 4.65%, 07/25/46(b)	USD 223	$202,400
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.73%, 03/25/36(b)	976	960,883
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.73%, 11/25/36(b)	1,574	1,425,150
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.77%, 07/25/46(b)	1,423	1,284,182
Series 2007-14T2, Class A1, 6.00%, 07/25/37 .	2,091	1,065,714
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 .	266	115,336
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.36%), 4.52%, 06/25/37(b)	4,065	3,423,804
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.55%, 04/25/47(b)	542	501,902
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 4.63%, 06/25/47(b)	168	134,176
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 4.75%, 08/25/47(b)	181	161,920
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 4.81%, 02/25/35(b)	61	58,775
Series 2005-16, Class A28, 5.50%, 09/25/35	2,689	1,621,144
Series 2006-17, Class A6, 6.00%, 12/25/36	265	115,304
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 5.11%, 04/25/46(b)	1,205	328,492
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 4.67%, 04/25/46(b)	333	322,773
Series 2007-1, Class A2, 6.00%, 03/25/37	405	176,812
Series 2007-15, Class 2A2, 6.50%, 09/25/37	7,345	2,611,955
Series 2007-9, Class A1, 5.75%, 07/25/37	1,309	609,025
Series 2007-9, Class A11, 5.75%, 07/25/37	715	332,819
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)	8,101	3,004,052
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36	958	492,795
Series 2006-4, Class 1A4, 6.00%, 05/25/36	724	372,518
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.68%, 08/27/36(a)(b)	506	417,791
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.36%, 03/27/36(a)(b)	1,402	1,108,169
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)	760	587,927
Series 2021-RPL9, Class A1, 3.87%, 02/25/61(a)(b)	8,542	8,500,525
Series 2022-ATH3, Class B1, 7.10%, 08/25/67(a)(b)	2,276	2,267,510
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)	3,821	3,770,917
Series 2022-NQM6, Class PT, 8.87%, 12/25/67(a)(b)	10,331	10,409,531
Cross Mortgage Trust
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(c)	1,977	2,007,639
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)	4,327	4,359,792
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)	5,041	5,092,499

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Cross Mortgage Trust
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)	USD 1,906	$1,916,684
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. CME Term SOFR + 1.46%), 5.62%, 11/25/35(b)	1,191	241,948
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.30%, 03/25/67(a)(b)	1,629	1,454,893
Series 2022-3, Class B1, 5.26%, 07/25/67(a)(b)	1,716	1,561,190
Series 2022-3, Class M1, 5.26%, 07/25/67(a)(b)	3,171	3,061,645
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)	2,154	2,175,651
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.61%, 08/25/47(b)	739	683,468
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(b)	238	207,494
Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)	152	132,318
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.89%, 09/25/67(a)(b)	2,288	2,258,576
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)	3,949	3,979,000
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)	5,456	5,495,429
Series 2025-INV3, Class A1, 5.44%, 07/25/70(a)(c)	6,004	6,040,556
Exmoor Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 5.89%, 03/25/94(b)(e)	GBP 454	616,773
Series 2024-1, Class D, (1-day SONIA + 2.80%), 6.79%, 03/25/94(b)(e)	197	269,062
Series 2025-1, Class D, (1-day SONIA + 2.38%), 6.37%, 03/25/95(b)(e)	532	717,112
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 4.94%, 02/25/36(b)	USD 18	10,901
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)	2,113	2,058,999
GCAT Trust
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)	1,642	1,248,489
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)	267	251,973
Series 2022-NQM1, Class B1, 3.93%, 02/25/67(a)(b)	564	434,539
Series 2022-NQM2, Class M1, 4.20%, 02/25/67(a)(b)	853	721,682
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(c)	4,747	4,741,350
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)	5,636	5,394,588
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 6.15%, 03/25/36(b)	387	351,059
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.36%, 11/25/49(a)(b)	1,369	1,247,697
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)	571	530,560

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class B1, 7.39%, 08/25/53(a)(b)	USD 1,022	$1,022,026
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37	18	39,118
Series 2007-OA2, Class 2A1, 2.80%, 06/25/47(b)	764	439,725
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 4.66%, 12/19/36(b)	4,992	3,946,214
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.65%, 05/19/37(b)	1,472	1,172,285
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 4.50%, 07/19/37(b)	343	333,393
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)	4,257	4,297,435
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)	3,158	3,175,204
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(b)	3,166	3,142,381
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)	809	808,568
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)	8,452	8,438,387
Series 2022-1, Class M1, 5.03%, 07/25/67(a)(b)	3,380	3,327,614
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 4.79%, 03/25/35(b)	550	737,005
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.77%, 10/25/35(b)	407	372,311
Series 2007-A, Class A, (1-mo. CME Term SOFR + 0.61%), 4.77%, 05/25/37(a)(b)	835	813,151
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.61%, 11/25/36(b)	1,627	1,486,849
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.51%, 07/25/36(b)	265	260,567
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.61%, 01/25/37(b)	527	474,379
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.63%, 02/25/37(b)	363	347,071
Series 2007-AR19, Class 3A1, 3.83%, 09/25/37(b)	2,400	1,555,076
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.75%, 08/25/37(b)	480	442,475
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 4.69%, 03/25/37(b)	578	478,748
Series 2007-A2, Class 2A1, 4.78%, 05/25/37(b)	144	126,981
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(b)	3,439	2,796,247
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)	267	212,834
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)	200	150,064
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)	611	251,938
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(b)	8,091	6,658,405
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(b)	1,206	1,000,391
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(b)	422	326,006

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV5, Class B6, 3.07%, 12/25/51(a)(b)	USD 1,447	$705,461
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)	21,106	19,049,457
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)	10,539	7,211,919
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(b)	4,808	3,956,508
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)	3,064	2,635,490
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)	719	612,378
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)	1,000	842,741
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)	532	436,950
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)	219	169,064
Series 2021-INV7, Class B6, 3.13%, 02/25/52(a)(b)	716	340,595
Series 2024-VIS1, Class B2, 8.07%, 07/25/64(a)(b)	507	512,182
Series 2024-VIS2, Class B1, 7.72%, 11/25/64(a)(b)	2,216	2,249,709
Jubilee Place 7 BV, Series 7, Class D, (3-mo. EURIBOR + 1.90%), 3.93%, 09/18/62(b)(e)	EUR 185	218,645
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75%, 04/25/61(a)(c)	USD 13,732	13,721,376
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 6.17%, 09/25/47(b)	1,474	2,035,481
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.57%, 12/25/37(b)	355	354,474
MASTR Resecuritization Trust, Series 2008-3, Class A1, 3.79%, 08/25/37(a)(b)	605	180,157
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)(g)	17,249	12,220,934
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(g)	18,760	18,036,861
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.69%, 04/25/37(b)	866	689,618
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 5.21%, 05/25/36(b)	502	472,392
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.59%, 09/25/37(b)	666	332,860
MFA Trust
Series 2020-NQM1, Class A3, 3.30%, 08/25/49(a)(b)	68	64,502
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(b)	3,310	2,742,614
Series 2022-NQM1, Class B1, 4.27%, 12/25/66(a)(b)	1,000	850,514
Series 2022-NQM1, Class M1, 4.27%, 12/25/66(a)(b)	3,429	3,035,049
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(c)	5,663	5,700,309

46	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Miltonia Mortgage Finance Srl, Series 1, Class B, (3-mo. EURIBOR + 1.30%), 3.25%, 04/28/62(b)(e)	EUR 1,776	$2,085,659
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 4.76%, 12/26/46(a)(b)	USD 612	571,146
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.88%, 06/25/44(a)(b)	323	326,300
Series 2023-NQM1, Class B1, 7.40%, 09/25/68(a)(b)	1,302	1,314,381
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(a)(c)	7,352	7,404,696
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(a)(b)	7,701	7,761,537
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(a)(b)	1,220	1,234,823
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.45%), 4.74%, 04/16/36(a)(b)	1,227	1,205,126
Mortimer PLC
Series 2024-MIX, Class C, (1-day SONIA + 1.55%), 5.54%, 09/22/67(b)(e)	GBP 654	886,853
Series 2024-MIX, Class D, (1-day SONIA + 2.10%), 6.09%, 09/22/67(b)(e)	357	485,911
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)	USD 1,394	1,271,335
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)	320	300,639
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)	566	556,730
Series 2020-RPL1, Class B3, 3.84%, 11/25/59(a)(b)	6,210	4,907,558
Series 2024-NQM3, Class B1, 7.14%, 11/25/64(a)(b)	781	803,872
Series 2025-NQM1, Class A1, 5.64%, 01/25/65(a)(c)	11,777	11,911,926
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)(b)	679	694,268
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)(b)	2,954	2,975,427
Series 2025-NQM4, Class B1, 7.04%, 07/25/65(a)(b)	790	785,636
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)	1,157	1,161,691
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)	6,609	6,573,152
NLT Trust, Series 2021-INV2, Class B1, 3.32%, 08/25/56(a)(b)	910	699,606
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)	1,327	1,049,643
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(b)	217	216,016
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(c)	501	88,513
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 5.11%, 06/25/37(b)	221	185,335
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)	4,967	5,018,274

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Pierpont BTL PLC
Series 2024-1, Class D, (1-day SONIA + 2.20%), 6.19%, 09/21/61(b)(e)	GBP 322	$441,450
Series 2025-1, Class D, (1-day SONIA + 1.85%), 5.84%, 03/21/62(b)(e)	151	206,007
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)	USD 1,219	1,086,391
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)	609	606,173
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)	4,338	4,335,307
Series 2023-AFC1, Class B1, 7.42%, 02/25/58(a)(b)	2,349	2,356,255
PRP Advisors LLC
Series 2022-NQM1, Class B1, 5.40%, 08/25/67(a)(b)	471	461,620
Series 2024-NQM1, Class B1, 7.44%, 12/25/68(a)(b)	1,346	1,354,685
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)	4,312	4,357,654
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)	983	997,315
Series 2025-NQM3, Class A1, 5.61%, 05/25/70(a)(c)	6,102	6,146,333
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(a)(b)	1,198	1,212,402
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.63%, 12/25/36(b)	2,240	1,965,155
Series 2007-QH9, Class A1, 4.17%, 11/25/37(b)	434	362,145
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 4.42%, 02/25/47(b)	221	67,316
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)	1,827	1,842,629
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.61%, 06/25/35(a)(b) .	135	130,366
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.67%, 09/25/35(a)(b)	48	38,686
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b) .	2,434	2,416,704
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b) .	282	282,186
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(b) .	7,854	7,531,548
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.55%, 08/25/36(b)	4,108	2,893,461
Series 2006-SA4, Class 2A1, 5.49%, 11/25/36(b)	181	152,714
Series 2007-SA4, Class 3A1, 5.74%, 10/25/37(b)	257	155,510
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)	3,112	2,967,815
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)	2,301	2,076,323
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)	9,935	10,030,145
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)	5,768	5,836,737

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	47

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.48%, 05/25/57(b)	USD 518	$235,332
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(b) .	7,631	7,573,645
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b) .	292	289,201
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 4.35%, 07/20/37(b)	647	508,252
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c) .	1,021	1,020,631
Series 2022-2, Class B1, 5.30%, 08/25/62(a)(b) .	2,583	2,544,199
Spruce Hill Mortgage Loan Trust, Series 2022- SH1, Class A3, 4.10%, 07/25/57(a)(c)	850	819,509
Stratton Mortgage Funding PLC, Series 2024-3, Class C, (1-day SONIA + 1.50%), 5.49%, 06/25/49(b)(e)	GBP 492	662,114
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.06%, 04/25/36(b)	USD 494	256,436
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 4.65%, 06/25/36(b)	1,541	1,354,509
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.69%, 05/25/46(b)	281	199,134
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 3.85%, 06/25/46(b)	958	571,268
Together Asset-Backed Securitisation-1 PLC
Series 2025-CRE1, Class B, (1-day SONIA + 1.50%), 5.47%, 01/15/57(b)(e)	GBP 860	1,157,738
Series 2025-CRE1, Class C, (1-day SONIA + 1.80%), 5.77%, 01/15/57(b)(e)	511	695,331
Series 2025-CRE1, Class D, (1-day SONIA + 2.40%), 6.37%, 01/15/57(b)(e)	223	300,345
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)	USD 937	776,569
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)	3,051	2,506,227
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)	937	941,833
TVC DSCR Trust
Series 21-1, Class A, 2.38%, 02/01/51(a)(g)	13,283	12,244,948
Series 21-1, Class CERT, 0.00%, 02/01/51(g)	7,160	6,135,107
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/66(a)(b)	1,668	1,280,855
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)	291	223,977
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)	806	606,273
Series 2021-8, Class A1, 1.82%, 11/25/66(a)(b)	1,927	1,783,902
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)	1,354	1,025,937
Series 2022-3, Class B1, 4.06%, 02/25/67(a)(b)	3,879	3,094,185
Series 2023-2, Class B1, 7.44%, 03/25/68(a)(b)	2,041	2,053,314
Series 2023-3, Class B1, 7.73%, 03/25/68(a)(b)	543	545,029
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)	870	872,110
Series 2025-5, Class A1, 5.43%, 06/25/70(a)(c)	4,397	4,430,442
Series 2025-6, Class A1, 5.42%, 07/25/70(a)(c)	10,101	10,178,712
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)	906	842,123
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(b)	1,100	1,069,072
Series 2022-1, Class B1, 5.75%, 08/25/57(a)(b)	2,429	2,418,290
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)	518	500,784
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)	640	626,706
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)	500	483,655
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)	1,480	1,400,898

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36	USD 739	$594,465
Series 2006-4, Class 1A1, 6.00%, 04/25/36	1,529	1,443,653
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)	686	604,951
Series 2006-4, Class 3A5, 6.85%, 05/25/36(c)	266	234,563
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.61%, 12/25/36(b)	602	498,859
Series 2007-HY3, Class 4A1, 4.99%, 03/25/37(b)	23	21,556
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 4.87%, 12/25/46(b)	219	178,840
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.40%, 04/25/47(b)	813	708,485
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.90%, 06/25/47(b)	2,077	1,741,343
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.95%, 06/25/47(b)	844	705,212
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 4.89%, 06/25/37(b)	823	777,578
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.51%, 07/25/59(a)(b)	5,626	5,870,691
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.06%, 07/25/59(a)(b)	7,406	7,740,919
Winchester PLC
Series 1, Class C, (1-day SONIA + 1.55%), 5.60%, 10/21/56(b)(e)	GBP 425	576,085
Series 1, Class D, (1-day SONIA + 2.00%), 6.05%, 10/21/56(b)(e)	393	534,382

		1,278,727,860

Commercial Mortgage-Backed Securities — 7.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.28%, 08/10/35(a)(b)	USD 600	561,000
Series 2015-1211, Class D, 4.28%, 08/10/35(a)(b)	4,972	4,499,660
Series 2015-1211, Class E, 4.28%, 08/10/35(a)(b)	1,110	993,450
1301 Trust
Series 2025-1301, Class A, 5.23%, 08/11/42(a)(b)	1,955	1,980,160
Series 2025-1301, Class E, 7.48%, 08/11/42(a)(b)	1,346	1,355,489
Series 2025-1301, Class F, 8.37%, 08/11/42(a)(b)	19,304	19,551,643
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.75%, 06/15/42(a)(b)	2,695	2,701,738
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.65%, 06/15/42(a)(b)	4,620	4,656,553
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(a)(b)	480	459,747
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)	2,463	2,338,689

48	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.40%, 09/15/34(a)(b)	USD 951	$943,879
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.60%, 09/15/34(a)(b)	997	988,276
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 6.05%, 09/15/34(a)(b)	2,920	2,867,075
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.64%, 09/15/34(a)(b)	7,007	6,788,201
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.47%, 11/15/55(b)	1,000	1,024,256
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 6.38%, 02/19/38(a)(b)	1,683	1,683,206
ACRES LLC, Series 2025-FL3, Class A, (1-mo. CME Term SOFR + 1.62%), 5.76%, 08/18/40(a)(b)	6,139	6,152,122
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.42%, 04/15/34(a)(b)	1,144	1,108,250
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)	636	515,481
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)	679	610,415
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 6.06%, 01/20/41(a)(b)	1,120	1,120,529
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.35%), 5.49%, 01/20/43(a)(b)	5,428	5,413,615
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 5.82%, 01/15/37(a)(b)	144	144,194
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 07/15/41(a)(b)	8,860	8,882,150
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 10/15/34(a)(b)	10,370	10,376,481
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 6.42%, 04/15/35(a)(b)	1,525	1,515,469
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 6.40%, 12/15/36(a)(b)	3,269	3,109,637
Series 2024-ATRM, Class A, 5.59%, 11/10/29(a)(b)	7,110	7,246,704
Series 2024-ATRM, Class E, 9.52%, 11/10/29(a)(b)	2,226	2,288,290
Series 2025-ATRM, Class A, (1-mo. CME Term SOFR + 1.65%), 5.80%, 08/15/42(a)(b)	2,614	2,613,429
Series 2025-ATRM, Class F, (1-mo. CME Term SOFR + 5.50%), 9.65%, 08/15/42(a)(b)	5,549	5,540,067
Series 2025-ATRM, Class G, (1-mo. CME Term SOFR + 6.75%), 10.90%, 08/15/42(a)(b)	1,042	1,040,365
BAHA Trust
Series 2024-MAR, Class A, 6.17%, 12/10/41(a)(b)	27,690	28,633,027
Series 2024-MAR, Class B, 7.07%, 12/10/41(a)(b)	1,001	1,042,856
Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(b)	2,452	2,552,794

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.50%, 08/15/39(a)(b)	USD 5,800	$5,815,265
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 6.00%, 02/15/42(a)(b)	10,950	10,963,687
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 9.40%, 02/15/42(a)(b)	4,465	4,481,744
BANK, Series 2021-BN35, Class C, 2.90%, 06/15/64(b)	1,583	1,338,493
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 4.92%, 11/25/35(a)(b)	1,097	1,059,884
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 4.72%, 01/25/36(a)(b)	2,208	2,092,084
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 4.86%, 01/25/36(a)(b)	33	31,650
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 4.95%, 01/25/36(a)(b)	89	84,751
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.81%, 04/25/36(a)(b)	115	107,824
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.69%, 07/25/36(a)(b)	363	349,028
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 4.65%, 10/25/36(a)(b)	141	135,092
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 4.72%, 10/25/36(a)(b)	98	94,144
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.62%, 12/25/36(a)(b)	682	658,500
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.68%, 03/25/37(a)(b)	529	502,548
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.52%, 10/25/37(a)(b)	2,761	1,522,990
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 2.36%), 6.52%, 12/25/37(a)(b)	1,282	1,138,410
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 3.86%), 8.02%, 04/25/38(a)(b)	896	886,820
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)	851	837,942
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(b)	640	547,884
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.07%, 03/15/37(a)(b)	3,309	3,135,416
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 5.32%, 03/15/37(a)(b)	1,166	1,084,444
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(b)	553	551,647
Series 2025-C35, Class A5, 5.59%, 07/15/58(b)	5,529	5,832,972
Series 2025-C35, Class AS, 5.84%, 07/15/58(b)	1,295	1,358,195
Series 2025-C35, Class B, 6.12%, 07/15/58(b)	779	809,770
Series 2025-C35, Class D, 4.50%, 07/15/58(a)	1,430	1,165,759
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53	890	783,018
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 7.97%, 10/15/35(a)(b)	3,978	49,729
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 11/15/41(a)(b)	3,690	3,698,072

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	49

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BFLD Trust
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.79%, 11/15/41(a)(b)	USD 2,290	$2,293,448
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 6.04%, 07/15/41(a)(b)	4,170	4,183,031
Series 2025-5MW, Class F, 9.83%, 10/10/42(a)(b)	12,210	12,195,852
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.70%, 06/15/42(a)(b) .	10,008	10,049,810
BHMS Commercial Mortgage Trust, Series 2025- ATLS, Class A, (1-mo. CME Term SOFR + 1.85%), 6.00%, 08/15/42(a)(b)	3,418	3,427,634
BLP Commercial Mortgage Trust, Series 2023- IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 03/15/40(a)(b)	1,941	1,940,798
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.54%, 06/15/41(a)(b)	2,636	2,636,000
BOCA Commercial Mortgage Trust, Series 2024- BOCA, Class A, (1-mo. CME Term SOFR + 1.92%), 6.07%, 08/15/41(a)(b)	1,392	1,398,090
BPR Commercial Mortgage Trust, Series 2024- PARK, Class B, 5.99%, 11/05/39(a)(b)	1,500	1,538,049
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 7.15%, 05/15/39(a)(b)	1,270	1,274,149
Series 2023-STON, Class A, 7.50%, 12/05/39(a)	1,145	1,192,097
Series 2024-PARK, Class A, 5.39%, 11/05/39(a)(b)	1,880	1,915,864
Series 2024-PARK, Class D, 7.23%, 11/05/39(a)(b)	320	330,165
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)	620	631,205
BSPDF Issuer LLC, Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.85%, 12/15/42(a)(b)	1,339	1,338,755
BSTN Commercial Mortgage Trust, Series 2025- 1C, Class A, 5.55%, 06/15/44(a)(b)	1,144	1,173,994
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)	1,891	1,806,898
Series 2013-1515, Class D, 3.63%, 03/10/33(a)	1,400	1,274,143
Series 2013-1515, Class E, 3.72%, 03/10/33(a)	250	212,896
Series 2013-1515, Class F, 4.06%, 03/10/33(a)(b)	250	208,997
Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)	891	923,672
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(b)	2,550	2,366,840
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(b)	3,862	3,627,596
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)	4,397	4,061,514
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 5.17%, 02/15/33(a)(b)	14,244	14,187,550
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 6.41%, 02/15/33(a)(b)	8,727	8,700,191
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 8.51%, 02/15/33(a)(b)	5,842	5,835,035
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 7.07%, 06/15/38(a)(b) .	3,573	3,573,907

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 7.29%, 06/15/27(a)(b) .	USD 3,905	$3,944,050
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 5.91%, 12/09/40(a)(b)	4,114	4,119,327
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 7.74%, 12/09/40(a)(b)	5,463	5,475,098
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 10/15/41(a)(b)	5,909	5,917,782
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 08/15/39(a)(b)	10,924	10,944,945
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 6.29%, 08/15/39(a)(b)	94	93,883
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.03%, 10/15/41(a)(b)	8,630	8,675,847
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 8.07%, 10/15/41(a)(b)	2,104	2,106,607
Series 2024-BRBK, Class D, (1-mo. CME Term SOFR + 5.97%), 10.12%, 10/15/41(a)(b)	1,267	1,268,568
Series 2024-BRBK, Class E, (1-mo. CME Term SOFR + 6.97%), 11.11%, 10/15/41(a)(b)	522	518,601
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.79%, 12/15/39(a)(b)	1,526	1,530,333
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 05/15/34(a)(b)	4,333	4,334,311
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.79%, 05/15/41(a)(b)	13,142	13,158,683
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 02/15/39(a)(b)	1,077	1,077,725
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 7.89%, 02/15/39(a)(b)	3,385	3,391,839
Series 2024-PURE, Class A, (CORRA + 1.90%), 4.66%, 11/15/41(a)(b)	CAD 1,288	934,295
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 02/15/39(a)(b)	USD 2,710	2,712,403
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 7.29%, 02/15/39(a)(b)	8,260	8,285,324
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 8.34%, 02/15/39(a)(b)	4,919	4,950,944
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.54%, 03/15/41(a)(b)	163	163,549
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.53%, 08/15/42(a)(b)	3,938	3,941,284
Series 2025-BCAT, Class B, (1-mo. CME Term SOFR + 1.55%), 5.70%, 08/15/42(a)(b)	1,033	1,033,677
Series 2025-BCAT, Class C, (1-mo. CME Term SOFR + 1.90%), 6.05%, 08/15/42(a)(b)	394	394,840
Series 2025-BCAT, Class E, (1-mo. CME Term SOFR + 3.50%), 7.65%, 08/15/42(a)(b)	3,241	3,248,009
BX Trust
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)	4,000	3,782,987
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 5.16%, 10/15/36(a)(b)	402	401,623
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 5.07%, 02/15/36(a)(b) .	4,964	4,962,438
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.07%, 02/15/36(a)(b)	964	963,395
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 6.67%, 02/15/36(a)(b) .	6,390	6,374,025
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 6.67%, 02/15/36(a)(b)	4,055	4,045,134

50	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 7.27%, 02/15/36(a)(b) . USD		1,244	$1,238,043
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 7.27%, 02/15/36(a)(b)		4,206	4,185,286
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 8.19%, 06/15/36(a)(b)		1,482	1,451,688
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 6.15%, 01/15/39(a)(b)		2,890	2,886,388
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 5.43%, 01/15/39(a)(b)		673	671,948
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 6.84%, 05/15/38(a)(b)		8,160	8,210,891
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 8.54%, 05/15/38(a)(b)		461	465,034
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 04/15/41(a)(b)		4,489	4,499,882
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 6.84%, 04/15/41(a)(b)		4,926	4,940,763
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 7.84%, 04/15/41(a)(b)		2,817	2,807,302
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 06/15/37(a)(b)		13,906	13,927,593
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.24%, 03/15/41(a)(b)		3,750	3,751,172
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 8.59%, 03/15/41(a)(b)		8,022	8,052,136
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 9.54%, 03/15/41(a)(b)		3,845	3,870,659
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 06/15/41(a)(b)		18,354	18,365,184
Series 2024-VLT4, Class E, (1-mo. CME Term SOFR + 2.89%), 7.04%, 06/15/41(a)(b)		3,100	3,103,875
Series 2024-VLT4, Class F, (1-mo. CME Term SOFR + 3.94%), 8.09%, 06/15/41(a)(b)		7,980	7,989,833
Series 2025-LIFE, Class A, 6.08%, 06/13/47(a)(b)		3,018	3,108,272
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 06/15/40(a)(b)		1,106	1,107,684
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 7.09%, 03/15/30(a)(b)		10,713	10,730,208
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 7.45%, 06/15/35(a)(b)		2,352	2,351,017
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 03/15/42(a)(b)		4,516	4,515,075
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(a)(b)		750	627,423
Series 2017-CC, Class E, 3.67%, 08/13/37(a)(b)		1,450	1,170,958
Series 2017-GM, Class D, 3.54%, 06/13/39(a)(b)		590	568,027
Series 2017-GM, Class E, 3.54%, 06/13/39(a)(b)		1,240	1,179,514
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(b)		2,010	1,635,927
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.11%, 07/15/41(a)(b)		4,289	4,298,382
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 4.53%, 05/22/34(a)(b)	EUR	7,562	8,886,848

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 USD	850	$825,103
Series 2017-CD5, Class B, 3.96%, 08/15/50(b) .	2,091	2,019,756
Series 2017-CD6, Class B, 3.91%, 11/13/50(b) .	597	569,572
CENT Trust, Series 2025-CITY, Class A, 5.09%, 07/10/40(a)(b)	5,603	5,666,372
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	363	361,702
CFK Trust, Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(b)	2,643	2,474,024
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37	8,574	8,296,867
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)	555	535,793
Series 2020-420K, Class E, 3.42%, 11/10/42(a)(b)	1,540	1,322,366
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.74%, 08/15/36(a)(b)	2,681	2,681,353
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.59%, 08/15/36(a)(b)	4,620	4,588,912
Commercial Mortgage Trust
Series 2015-LC19, Class B, 3.83%, 02/10/48(b)	339	332,161
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(b)	147	108,498
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)	830	845,495
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.99%, 06/15/41(a)(b)	8,360	8,336,487
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.74%, 06/15/41(a)(b)	2,829	2,836,957
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 8.64%, 06/15/41(a)(b)	3,312	3,299,847
Series 2025-167G, Class A, 5.50%, 08/10/40(a)	2,062	2,069,660
Series 2025-167G, Class E, 8.47%, 08/10/40(a)(b)	1,600	1,601,905
Series 2025-167G, Class F, 9.46%, 08/10/40(a)(b)	1,389	1,390,581
Series 2025-SBX, Class B, 5.73%, 08/10/41(a)(b)	953	957,526
CONE Trust
Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.79%, 08/15/41(a)(b)	3,280	3,277,401
Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 8.04%, 08/15/41(a)(b)	3,244	3,242,136
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.90%, 11/10/32(a)(b)	1,729	514,378
Series 2017-TIME, Class A, 3.65%, 11/13/39(a).	850	802,797
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.63%, 10/15/37(a)(b)	2,484	2,273,605
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 5.42%, 11/15/38(a)(b)	641	636,793
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.77%, 11/15/38(a)(b)	1,150	1,139,219
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 7.59%, 02/15/27(a)(b)(g)	10,100	10,030,198
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)	2,271	2,365,038

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	51

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class B, 4.46%, 11/15/48(b)	USD	2,410	$2,401,444
Series 2018-CX12, Class C, 4.88%, 08/15/51(b)		570	524,279
CSTL Commercial Mortgage Trust, Series 2024- GATE, Class A, 4.92%, 11/10/41(a)(b)		8,300	8,335,342
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1-mo. CME Term SOFR + 1.08%), 5.23%, 06/15/33(a)(b)		2,890	2,658,800
Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 6.03%, 08/15/34(a)(b)		5,582	5,599,444
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)		2,584	2,627,034
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 5.89%, 04/15/37(a)(b)		705	705,220
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/40(a)(b)		830	839,070
Series 2024-HLTN, Class F, 10.66%, 04/13/40(a)(b)		2,180	2,183,475
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,417,186
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 03/15/34(a)(b)		4,850	4,862,125
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 8.15%, 03/15/34(a)(b)		13,906	13,950,338
Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.74%, 08/15/37(a)(b)		1,559	1,559,000
Series 2025-LXP, Class D, (1-mo. CME Term SOFR + 2.89%), 7.04%, 08/15/37(a)(b)		947	948,184
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 5.32%, 08/10/42(a)(b)		1,708	1,739,629
Series 2025-151, Class D, 7.02%, 08/10/42(a)(b)		3,270	3,358,870
Dwight Issuer LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.66%), 5.80%, 06/18/42(a)(b)		1,148	1,147,055
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)		4,860	4,909,641
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)		4,860	4,890,392
Series 2024-ELM, Class E10, 8.05%, 06/10/39(a)(b)		6,375	6,416,692
ELP Commercial Mortgage Trust, Series 2021- ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 7.38%, 11/15/38(a)(b)		2,468	2,464,628
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		1,697	1,735,796
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 6.51%, 07/15/38(a)(b)		1,750	1,749,798
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 7.11%, 07/15/38(a)(b)		5,215	5,214,819
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 7.96%, 07/15/38(a)(b)		14,494	14,494,228
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		1,535	1,556,799

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 8.40%, 12/15/39(a)(b)	USD	422	$423,071
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.80%, 12/15/39(a)(b)		2,269	2,287,493
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.72%, 10/25/27(a)(b)		1,190	1,126,328
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(b)		120	118,209
Series 2018-K80, Class B, 4.38%, 08/25/50(a)(b)		1,043	1,022,741
Grace Trust, Series 2020-GRCE, Class E, 2.77%, 12/10/40(a)(b)		1,489	1,284,713
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 03/15/39(a)(b)		2,970	2,975,569
Greystone CRE Notes LLC, Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.63%, 01/15/43(a)(b)		2,077	2,077,783
GS Mortgage Securities Trust
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		1,943	1,709,089
Series 2019-GSA1, Class C, 3.93%, 11/10/52(b)		260	237,278
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 5.15%, 11/15/36(a)(b)		3,134	3,132,046
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.24%, 03/15/28(a)(b)		5,374	5,395,832
Series 2023-SHIP, Class E, 7.68%, 09/10/38(a)(b)		15,141	15,249,755
Series 2024-RVR, Class E, 7.72%, 08/10/41(a)(b)		1,802	1,797,035
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.79%, 11/25/41(a)(b)		8,757	8,769,408
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 8.84%, 11/25/41(a)(b)		5,849	5,827,460
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.65%, 07/15/40(a)(b)		1,936	1,935,889
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 05/15/41(a)(b)		16,275	16,305,516
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 5.99%, 10/15/41(a)(b)		3,281	3,292,173
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.79%, 10/15/41(a)(b)		1,241	1,246,463
HILT Commercial Mortgage Trust, Series 2024- ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 7.34%, 05/15/37(a)(b)		6,057	6,053,214
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 6.54%, 07/15/39(a)(b)		597	597,519
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.79%, 06/15/41(a)(b)		3,176	3,180,962
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		2,060	1,730,400
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 5.42%, 10/15/36(a)(b)		6,458	6,429,746

52	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)	USD	425	$439,448
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(a)(b)		1,790	1,815,561
Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)		4,965	5,137,418
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%, 07/10/39(a)		195	185,383
Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)		2,975	2,534,276
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.47%, 07/13/42(a)(b)		10,261	10,445,818
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.86%, 10/19/42(a)(b)		4,155	4,157,417
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.89%, 11/15/41(a)(b)		4,830	4,793,775
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.31%, 12/15/48(a)(b)		785	716,074
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	195,013
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)(b)		3,688	3,619,979
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,664,704
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 5.41%, 06/15/35(a)(b)		959	820,671
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,634,204
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 6.36%, 07/15/36(a)(b)		2,460	1,887,956
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 5.32%, 04/15/38(a)(b)		973	973,021
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 6.97%, 04/15/38(a)(b)		9,318	9,329,647
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.31%), 7.47%, 04/15/38(a)(b)		2,750	2,755,156
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 7.94%, 04/15/37(a)(b)		4,888	4,619,776
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		3,034	2,457,960
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		8,100	8,178,623
Series 2024-IGLG, Class D, 6.70%, 11/09/39(a)(b)		2,260	2,261,965
Series 2024-IGLG, Class E, 7.50%, 11/09/39(a)(b)		6,887	6,885,879
Series 2024-IGLG, Class F, 8.49%, 11/09/39(a)(b)		5,900	5,919,828
Series 2024-OMNI, Class A, 5.99%, 10/05/39(a)(b)		2,310	2,356,422
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.84%, 03/15/40(a)(b)		7,343	7,343,437
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 5.77%, 06/15/39(a)(b)		3,715	3,726,592

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
JW Commercial Mortgage Trust
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 7.34%, 06/15/39(a)(b)	USD	2,904	$2,923,469
KSL Commercial Mortgage Trust
Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 12/15/39(a)(b)		7,409	7,406,988
Series 2025-MAK, Class A, 6.20%, 06/15/42(a)(b)		1,333	1,331,454
Series 2025-MAK, Class E, 8.40%, 06/15/42(a)(b)		2,840	2,850,175
Lagarino European Loan Conduit No. 40 DAC
Series 40X, Class B, (3-mo. EURIBOR + 2.15%), 4.17%, 06/22/37(b)(e)	EUR	3,514	4,117,648
Series 40X, Class C, (3-mo. EURIBOR + 2.65%), 4.67%, 06/22/37(b)(e)		2,233	2,615,371
Series 40X, Class D, (3-mo. EURIBOR + 3.55%), 5.57%, 06/22/37(b)(e)		6,346	7,458,395
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 4.73%, 08/17/33(b)(e)		2,618	3,073,221
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.59%, 10/15/41(a)(b)	USD	6,819	6,827,702
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.79%, 10/15/41(a)(b)		765	767,331
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 5.74%, 06/15/39(a)(b)		12,850	12,866,062
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 8.59%, 06/15/39(a)(b)		1,058	1,055,110
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 4.72%, 09/25/36(a)(b)		828	788,686
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.84%, 08/15/40(a)(b)		2,294	2,319,024
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.94%, 12/15/41(a)(b)		3,803	3,818,450
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 5.91%, 02/15/37(a)(b)		276	276,352
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.81%, 02/15/37(a)(b)		2,415	2,403,433
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		3,570	3,620,926
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		2,080	2,115,027
MF1 LLC
Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 5.87%, 03/19/39(a)(b)		1,770	1,777,683
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.62%, 05/18/42(a)(b)		1,786	1,788,574
MFT Trust, Series 2020-ABC, Class C, 3.59%, 02/10/42(a)(b)		894	650,814
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 6.37%, 04/15/38(a)(b)		3,700	3,703,469
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 6.87%, 04/15/38(a)(b)		471	471,417
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 7.02%, 07/15/38(a)(b)		2,100	2,100,000
MIC Trust (The), Series 2023-MIC, Class A, 8.73%, 12/05/38(a)(b)		1,550	1,678,772
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,573,842

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. CME Term SOFR + 4.65%), 8.80%, 11/15/34(a)(b)	USD	1,413	$1,344,661
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 11.35%, 11/15/34(a)(b)		1,612	1,526,182
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(b)		2,730	2,043,801
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		630	509,522
Series 2021-230P, Class B, (1-mo. CME Term SOFR + 1.56%), 5.71%, 12/15/38(a)(b)		460	425,500
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		3,085	3,034,522
MSDB Trust, Series 2017-712F, Class B, 3.57%, 07/11/39(a)(b)		1,650	1,552,717
MTN Commercial Mortgage Trust, Series 2022- LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.56%, 03/15/39(a)(b)		1,330	1,329,584
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,102,288
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,414,066
NCMF Trust
Series 2025-MFS, Class A, 5.05%, 06/10/33(a)(b)		5,715	5,727,448
Series 2025-MFS, Class E, 7.78%, 06/10/33(a)(b)		10,742	10,898,612
Series 2025-MFS, Class F, 8.72%, 06/10/33(a)(b)		11,453	11,669,315
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(b)		5,050	5,300,323
NY Commercial Mortgage Trust, Series 2025- 299P, Class B, 6.13%, 02/10/47(a)(b)		908	944,242
NYC Commercial Mortgage Trust, Series 2025- 300P, Class E, 7.39%, 07/13/42(a)(b)		904	913,423
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 6.14%, 08/15/29(a)(b)		1,348	1,353,865
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 7.99%, 08/15/29(a)(b)		2,195	2,194,987
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(b)		2,910	2,449,190
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,888	1,738,820
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,754	1,654,716
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 5.22%, 01/15/36(a)(b)		1,815	1,785,991
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.52%, 01/15/36(a)(b)		2,857	2,756,997
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.77%, 01/15/36(a)(b)		2,345	2,245,331
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 7.02%, 01/15/36(a)(b)		960	911,997
ONNI Commerical Mortgage Trust, Series 2024- APT, Class A, 5.75%, 07/15/39(a)(b)		781	798,985
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 7.24%, 11/15/40(a)(b)		370	369,920
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.64%, 12/15/39(a)(b)		4,150	4,151,297
PENN Commercial Mortgage Trust, Series 2025- P11, Class A, 5.52%, 08/10/42(a)(b)		1,207	1,228,426

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 6.04%, 06/15/39(a)(b)	USD	2,559	$2,559,000
PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(a)(b)		1,700	1,694,440
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 6.53%, 10/25/39(a)(b)		29	28,648
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		800	824,228
Series 2024-CNTR, Class E, 8.82%, 11/13/41(a)		3,231	3,381,550
Sage AR Funding
Series 2025-1X, Class C, (1-day SONIA + 2.40%), 6.39%, 05/17/37(b)(e)	GBP	1,618	2,176,891
Series 2025-1X, Class D, (1-day SONIA + 3.90%), 7.89%, 05/17/37(b)(e)		1,393	1,874,112
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 6.30%, 03/15/35(a)(b)	USD	532	530,670
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 7.10%, 03/15/35(a)(b)		4,046	4,043,471
Series 2025-FLWR, Class A, (1-mo. CME Term SOFR + 1.25%), 5.40%, 08/15/42(a)(b)		1,710	1,711,603
Series 2025-FLWR, Class E, (1-mo. CME Term SOFR + 2.75%), 6.90%, 08/15/42(a)(b)		278	278,174
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.59%, 04/15/42(a)(b)		1,963	1,979,495
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.69%, 11/15/34(a)(b)		3,300	3,293,812
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 8.34%, 11/15/34(a)(b)		3,381	3,373,604
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 9.34%, 11/15/34(a)(b)		2,890	2,873,454
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.59%, 09/15/39(a)(b)		2,200	1,949,641
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(b)		1,792	1,515,685
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 6.10%, 10/15/41(a)(b)		9,897	9,909,371
Series 2024-LXRY, Class B, (1-mo. CME Term SOFR + 2.45%), 6.60%, 10/15/41(a)(b)		2,553	2,556,191
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 7.75%, 10/15/41(a)(b)		1,783	1,795,723
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.60%, 10/15/41(a)(b)		440	443,397
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		573	509,304
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 6.89%, 11/15/38(a)(b)		4,530	4,525,497
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 6.88%, 11/15/36(a)(b)		2,091	2,091,300
Taurus UK DAC
Series 2025-UK2X, Class B, (1-day SONIA + 2.00%), 5.99%, 02/18/35(b)(e)	GBP	1,853	2,495,483

54	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Taurus UK DAC
Series 2025-UK2X, Class C, (1-day SONIA + 2.50%), 6.49%, 02/18/35(b)(e)	GBP	2,291	$3,094,663
Series 2025-UK2X, Class D, (1-day SONIA + 3.20%), 7.19%, 02/18/35(b)(e)		4,948	6,687,644
Series 2025-UK4, Class B, (1-day SONIA + 1.60%), 5.62%, 08/18/35(b)(e)		508	683,551
Series 2025-UK4, Class C, (1-day SONIA + 1.95%), 5.97%, 08/18/35(b)(e)		790	1,063,002
TCO Commercial Mortgage Trust, Series 2024- DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 6.89%, 12/15/39(a)(b)	USD	519	520,946
THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, 12/10/34(a)(b)		1,784	1,811,470
Thunder Logistics DAC
Series 2024-1X, Class B, (3-mo. EURIBOR + 2.05%), 4.09%, 11/17/36(b)(e)	EUR	465	544,854
Series 2024-1X, Class C, (3-mo. EURIBOR + 2.55%), 4.59%, 11/17/36(b)(e)		326	382,635
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(b)	USD	2,230	2,354,535
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4, 3.68%, 12/15/50		880	869,093
Series 2018-C15, Class A4, 4.34%, 12/15/51		1,500	1,490,778
UK Logistics DAC
Series 2024-1X, Class A, (1-day SONIA + 1.65%), 5.64%, 05/17/34(b)(e)	GBP	1,165	1,570,718
Series 2024-2X, Class C, (1-day SONIA + 2.10%), 6.09%, 02/17/35(b)(e)		599	807,971
Series 2024-2X, Class D, (1-day SONIA + 3.10%), 7.09%, 02/17/35(b)(e)		1,382	1,865,079
Series 2025-1X, Class D, (1-day SONIA + 4.00%), 7.99%, 05/17/35(b)(e)		5,586	7,546,030
VEGAS Trust
Series 2024-GCS, Class C, 6.42%, 07/10/36(a)(b)	USD	7,390	7,438,232
Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)		16,670	16,490,504
Series 2024-TI, Class A, 5.52%, 11/10/39(a)		2,460	2,496,646
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(b)		212	199,145
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(b)		128	116,344
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	103,604
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		2,549	2,370,939
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(b)		455	366,857
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(b)		530	424,552
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		8,166	7,317,336
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		927	764,125
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		600	512,937
Series 2022-2, Class M3, 5.74%, 04/25/52(a)(b)		1,835	1,770,865
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		762	771,925
Series 2022-4, Class M3, 7.53%, 08/25/52(a)(b)		534	543,558
Series 2022-4, Class M4, 7.53%, 08/25/52(a)(b)		980	950,807
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		2,158	2,158,169
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(b)		1,447	1,451,070
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		4,737	4,795,423
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		554	557,140
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		543	555,601
Series 2024-5, Class A, 5.49%, 10/25/54(a)(b)		1,797	1,806,260
Series 2024-5, Class M2, 5.96%, 10/25/54(a)(b)		777	773,290
Series 2024-5, Class M3, 6.76%, 10/25/54(a)(b)		1,184	1,185,821

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2024-5, Class M4, 9.53%, 10/25/54(a)(b)	USD	774	$780,492
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		432	434,194
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		655	658,107
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		1,190	1,203,654
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		2,414	2,452,547
Series 2025-1, Class M4, 10.15%, 02/25/55(a)(b)		836	848,247
Series 2025-3, Class M3, 7.38%, 06/25/55(a)(b) .		1,600	1,628,117
Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)		3,001	2,988,198
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(b)		3,390	3,320,450
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME Term SOFR + 1.53%), 5.68%, 01/15/59(b)		205	205,207
Series 2016-C34, Class A3FL, (1-mo. CME Term SOFR + 1.15%), 5.30%, 06/15/49(a)(b) .		1,830	1,824,156
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(b)		472	434,557
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(b)		1,680	1,648,894
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		514	447,746
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		2,829	2,854,902
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		4,292	4,425,881
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		2,732	2,757,324
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		1,160	1,168,461
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		2,278	2,311,213
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.53%, 07/15/40(a)(b)		4,623	4,741,216
Series 2025-DC, Class E, 7.98%, 07/15/40(a)(b)		2,708	2,753,325
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 6.94%, 11/15/27(a)(b)		6,274	6,289,706
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 7.59%, 11/15/27(a)(b)		2,500	2,506,259

			1,251,884,701

Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		93,991	3,227,371
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		47,102	359,617
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		32,712	1,435,039
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)		39,790	1,140,694
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)		54,103	2,279,589
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)		53,318	2,102,635
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(a)(b)		41,925	1,135,028

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(b)	USD	45,754	$1,281,263
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(b)		6,535	182,995
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(b)		88,435	900,850
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		23,833	676,558
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		13,530	247,042
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		6,756	286,458
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,595	73,665
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		46,714	684,623
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.46%, 07/25/56(a)(b)		2,545	289,961
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.03%, 02/25/38(a)(b)		11,373	2,460,233

			18,763,621

Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(a)(b)		13,000	33,782
BANK, Series 2019-BN20, Class XB, 0.46%, 09/15/62(b)		39,279	525,294
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.73%, 02/15/50(b)		11,850	76,827
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 1.00%, 08/10/35(a)(b)		14,991	168,722
Series 2020-C7, Class XB, 1.08%, 04/15/53(b)		1,596	64,676
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.17%, 03/15/52(b)		12,149	327,201
Series 2020-B17, Class XB, 0.62%, 03/15/53(b)		7,100	129,108
Series 2021-B23, Class XA, 1.36%, 02/15/54(b)		27,070	1,288,168
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.94%, 06/15/56(b)		14,217	579,924
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.85%, 01/10/48(a)(b)		5,497	16,210
Series 2016-C4, Class XB, 0.87%, 05/10/58(b)		5,810	10,276
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		46,500	1,654,995
Commercial Mortgage Pass-Through Certificates, Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(b)		3,200	122,761
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.32%, 11/15/50(b)		12,490	66,118
Series 2019-C16, Class XA, 1.69%, 06/15/52(b)		29,332	1,333,151
Series 2019-C17, Class XA, 1.46%, 09/15/52(b)		9,150	353,406
Series 2019-C17, Class XB, 0.67%, 09/15/52(b)		19,090	341,730

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(a)(b)	USD	21,535	$208,039
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		5,780	82,440
ELM Trust
Series 2024-ELM, Class XP10, 0.24%, 06/10/39(a)(b)		51,484	79,934
Series 2024-ELM, Class XP15, 1.61%, 06/10/39(a)(b)		46,635	481,138
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		147,147	361,188
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.93%, 11/10/52(b)		7,669	206,808
Series 2020-GSA2, Class XA, 1.77%, 12/12/53(a)(b)		17,471	1,126,907
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.55%, 09/15/47(b)		104	1
Series 2014-C23, Class XA, 0.49%, 09/15/47(b)		1,630	14
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		4,940	30,813
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.61%, 04/15/46(b)		3,045	8,311
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		13,040	64,063
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.30%, 02/15/36(a)(b)		3,432	79,499
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.00%, 03/10/50(a)(b)2,337			18,069
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		16,557	171,319
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.38%, 12/15/47(a)(b)		4,370	49,385
Series 2015-C26, Class XD, 1.30%, 10/15/48(a)(b)		4,490	19,586
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.70%, 03/15/49(a)(b)		13,984	288,960
Series 2017-H1, Class XD, 2.29%, 06/15/50(a)(b)		3,293	105,464
Series 2019-H6, Class XB, 0.86%, 06/15/52(b)		23,510	549,953
Series 2019-L2, Class XA, 1.16%, 03/15/52(b)		7,988	223,975
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(b)		56,152	3,215,143
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(b)		36,697	169,746
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)		44,225	138,808
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(b)		8,845	23,321

56	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.58%, 10/15/52(b)	USD	18,314	$864,990
Series 2019-C18, Class XA, 1.11%, 12/15/52(b)		32,782	966,930
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.12%, 12/15/48(b)		227	5
Series 2016-BNK1, Class XD, 1.37%, 08/15/49(a)(b)		4,420	45,556
Series 2019-C50, Class XA, 1.57%, 05/15/52(b)		20,997	784,971
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(b)		33,871	292,642

			17,750,327

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(d)		1,493	237,507

Total Non-Agency Mortgage-Backed Securities — 14.4% (Cost: $2,598,821,634)			2,567,364,016

Preferred Securities

Capital Trusts — 0.4%

Banks — 0.0%
Barclays PLC, 4.38%(n)		462	443,211
BNP Paribas SA, 4.63%(a)(n)		462	454,719
Credit Agricole SA, 5.88%(e)(n)	EUR	1,100	1,312,043
Krung Thai Bank PCL, 4.40%(e)(n)	USD	500	497,188

			2,707,161

Broadline Retail — 0.0%
Rakuten Group, Inc., 8.13%(a)(n)		390	405,403

Capital Markets — 0.0%
UBS Group AG, 4.88%(a)(n)		483	475,567

Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55		223	235,351

Construction Materials — 0.1%
Cemex SAB de CV, 7.20%(a)(n)		6,903	7,161,172

Consumer Staples Distribution & Retail — 0.0%
CVS Health Corp., 7.00%, 03/10/55		383	402,052

Diversified Telecommunication Services — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55		523	542,576
British Telecommunications PLC, 4.25%, 11/23/81(a)		200	198,199
TELUS Corp., 7.00%, 10/15/55		255	268,876

			1,009,651

Electric Utilities — 0.3%
AES Corp. (The), 6.95%, 07/15/55		733	719,348
Dominion Energy, Inc., Series B, 7.00%, 06/01/54		6,582	7,136,777
Edison International
7.88%, 06/15/54		74	75,398
8.13%, 06/15/53		517	528,376
Electricite de France SA, 5.63%(e)(n)	EUR	2,200	2,711,925
PacifiCorp, 7.38%, 09/15/55	USD	123	129,497
PG&E Corp., 7.38%, 03/15/55		36,535	37,534,234

			48,835,555

Security	Par (000)		Value

Electrical Equipment — 0.0%
Prysmian SpA, 5.25%(e)(n)	EUR	539	$660,112

Energy Equipment & Services — 0.0%
Venture Global LNG, Inc., 9.00%(a)(n)	USD	1,775	1,759,166

Health Care Equipment & Supplies — 0.0%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55		360	371,029

Insurance — 0.0%
Global Atlantic Fin Co., 4.70%, 10/15/51(a)		252	248,244

Media — 0.0%
Paramount Global, 6.25%, 02/28/57		1,205	1,187,744

Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP, 7.13%, 10/01/54		108	111,787
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/55		223	236,795
Sunoco LP, 7.88%(a)(n)		1,363	1,384,413

			1,732,995

Passenger Airlines — 0.0%
Air France-KLM, 5.75%(e)(n)	EUR	1,100	1,317,835
Deutsche Lufthansa AG, 5.25%, 01/15/55(e)		1,100	1,332,611

			2,650,446

Real Estate Management & Development — 0.0%
Aroundtown Finance Sarl, 7.13%, 04/16/74(n)		1,725	2,135,638

Retail REITs — 0.0%
Unibail-Rodamco-Westfield SE, 4.75%(e)(n)		1,000	1,192,550

Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 5.25%, 03/15/82(a)	USD	268	265,935
Vodafone Group PLC
4.13%, 06/04/81		72	67,356
7.00%, 04/04/79		558	589,552

			922,843

Total Capital Trusts — 0.4%			74,092,679

	Shares

Preferred Stocks — 0.5%

Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(p)		38,550	2,681,924

Financial Services — 0.0%
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, cost $1,875,000), 12.50%(g)(i)		1,875	2,490,206

Household Durables — 0.1%
Dream Finders Homes, Inc. (Preference), 9.00%(g)(n)		15,124	15,010,570
Lessen Holdings, Inc., Series B, 0.00%(g)		143,367	71,683

			15,082,253

IT Services — 0.1%
Veritas NewCo.
0.00%(g)		13,357	303,872
0.00%(g)		9,228	209,937
X.AI Holdings Corp., Series C, 0.00%(g)		363,422	13,286,708

			13,800,517

Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc., 0.00%(g)		3,271,821	658,618

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Software — 0.2%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $3,919,604)(g)(i)		27,805	$3,919,671
Versa Networks, Inc., Series E, (12.66% Cash or 12.66% PIK), (Acquired 10/14/22, cost $12,017,972), 12.00%(g)(i)(m)		4,118,274	24,503,730

			28,423,401

Specialty Retail — 0.1%
Davidson Homes, Inc., 12.00%(g)		18,658	20,249,154

Textiles, Apparel & Luxury Goods — 0.0%
Cap Hill Brands, 0.00%(g)		2,670,520	27

Total Preferred Stocks — 0.5%			83,386,100

Total Preferred Securities — 0.9% (Cost: $140,440,575)			157,478,779

	Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,638,882

Collateralized Mortgage Obligations — 1.1%
Fannie Mae, Series 2003-W5, Class A, (1-mo. CME Term SOFR + 0.11%), 4.58%, 04/25/33(b)		1	676
Freddie Mac
Series 5513, Class FD, (SOFR (30-day) + 1.35%), 5.71%, 01/25/55(b)		55,471	55,817,653
Series 5516, Class FC, (SOFR (30-day) + 1.40%), 5.76%, 03/25/55(b)		132,594	133,597,999

			189,416,328

Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		109	108,994
Freddie Mac
Series 2024-P015, Class A1, 4.45%, 11/25/32(b)		2,109	2,106,009
Series KJ48, Class A2, 5.03%, 10/25/31		2,327	2,396,793
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		1,356	1,240,888
Series 2023-119, Class AD, 2.25%, 04/16/65		2,467	1,978,256
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		1,092	984,134
Series 2025-126, Class AD, 5.00%, 05/16/65		1,907	1,897,884
Series 2025-128, Class AD, 5.00%, 10/16/56		4,543	4,547,649
Series 2025-128, Class AG, 4.75%, 07/16/66		4,510	4,410,564
Series 2025-129, Class AB, 4.75%, 09/16/54		1,399	1,386,811
Series 2025-130, Class AL, 4.75%, 08/16/56		1,399	1,386,349
Series 2025-88, Class AT, 5.00%, 06/16/58		2,257	2,253,326

			24,697,657

Interest Only Collateralized Mortgage Obligations — 0.2%
Freddie Mac, Series 5112, Class KI, 3.50%, 06/25/51		18,918	3,537,742
Ginnie Mae
Series 2021-58, Class IY, 3.00%, 02/20/51		35,149	5,785,962
Series 2021-67, Class QI, 3.00%, 04/20/51		3,177	538,513
Series 2021-76, Class JI, 3.00%, 08/20/50		3,264	552,191
Series 2021-78, Class IP, 3.00%, 05/20/51		32,588	5,679,574
Series 2021-83, Class PI, 3.00%, 05/20/51		8,391	1,465,695
Series 2021-96, Class MI, 3.00%, 06/20/51		5,697	966,673
Series 2021-97, Class LI, 3.00%, 08/20/50		41,996	7,125,296

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2022-78, Class IO, 3.00%, 08/20/51	USD	5,166	$876,847
Series 2022-85, Class IK, 3.00%, 05/20/51		20,817	3,532,459

			30,060,952

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.11%, 10/25/30(b)		13,498	553,011
Series KL06, Class XFX, 1.46%, 12/25/29(b)		6,617	314,894
Series KW09, Class X1, 0.92%, 05/25/29(b)		34,239	699,914
Ginnie Mae
Series 2013-30, Class IO, 0.53%, 09/16/53(b)		2,340	33,785
Series 2016-36, Class IO, 0.66%, 08/16/57(b)		572	15,948
Series 2016-96, Class IO, 0.77%, 12/16/57(b)		3,028	113,926

			1,731,478

Mortgage-Backed Securities — 54.0%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51(r)		212,773	177,119,548
2.00%, 10/01/31 - 04/01/52		570,974	475,868,113
2.50%, 09/01/27 - 02/01/52		413,861	360,027,314
3.00%, 04/01/28 - 05/01/52		121,693	111,721,912
3.50%, 08/01/28 - 01/01/51		70,292	65,629,386
4.00%, 08/01/31 - 04/01/52		86,945	83,569,240
4.50%, 06/01/26 - 07/01/52		116,983	115,947,876
5.00%, 11/01/32 - 04/01/53		52,245	52,471,509
5.50%, 12/01/32 - 03/01/54(r)		168,850	171,309,521
5.81%, 06/01/31		5,495	5,715,680
6.00%, 02/01/34 - 08/01/55		115,483	118,918,020
6.50%, 05/01/40 - 08/01/54		92,979	96,299,854
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		34,579	28,964,721
2.00%, 09/01/35 - 02/01/52		278,802	234,511,016
2.50%, 04/01/27 - 04/01/52		172,061	148,421,330
3.00%, 09/01/27 - 08/01/52		230,424	206,955,918
3.50%, 02/01/31 - 06/01/50		61,305	58,224,132
4.00%, 08/01/40 - 06/01/52		97,272	93,786,182
4.50%, 02/01/39 - 08/01/52		69,259	68,282,293
5.00%, 07/01/35 - 11/01/53		108,550	108,504,602
5.50%, 02/01/35 - 01/01/55		78,234	79,523,956
6.00%, 11/01/52 - 05/01/55		72,664	74,701,216
6.50%, 02/01/53 - 01/01/55		20,763	21,484,329
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 10/15/55(s)		184,463	152,541,014
2.50%, 04/20/51 - 10/15/55(s)		184,826	159,230,651
3.00%, 12/20/44 - 10/15/55(s)		133,437	119,246,526
3.50%, 01/15/42 - 10/15/55(s)		117,692	108,125,813
4.00%, 04/20/39 - 10/15/55(s)		74,397	70,538,150
4.50%, 12/20/39 - 10/15/55(s)		84,897	82,466,958
5.00%, 04/15/33 - 10/15/55(s)		160,888	160,020,786
5.50%, 10/15/55(s)		131,973	132,955,180
6.00%, 10/15/55(s)		85,104	86,551,923
6.50%, 10/15/55(s)		74,420	76,428,127
Uniform Mortgage-Backed Securities
2.00%, 10/01/40 - 10/01/55(s)		92,715	74,753,372
2.50%, 10/01/40 - 10/01/55(s)		57,968	49,463,588
3.00%, 10/01/55(s)		22,237	19,528,384
3.50%, 10/01/40 - 10/01/55(s)		1,414,361	1,292,052,774
4.00%, 10/01/40 - 10/01/55(s)		347,165	327,308,806
4.50%, 10/01/40 - 10/01/55(s)		721,158	700,386,754
5.00%, 10/01/55(s)		201,430	199,749,502
5.50%, 10/01/55(s)		1,758,799	1,773,288,317

58	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 10/01/55(s)	USD 987,959	$1,009,286,813
6.50%, 10/01/55(s)	98,523	101,812,061

		9,653,693,167

Total U.S. Government Sponsored Agency Securities — 55.4% (Cost: $10,149,485,990)		9,901,238,464

U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39(t)	7,796	7,853,962
4.63%, 02/15/40 - 11/15/44	36,278	36,179,596
1.13%, 05/15/40 - 08/15/40	14,792	9,374,142
3.88%, 08/15/40 - 02/15/43(r)(u)	116,397	105,860,019
1.38%, 11/15/40 - 08/15/50	35,293	18,852,272
4.25%, 11/15/40(t)	33,097	32,156,903
1.88%, 02/15/41 - 11/15/51	135,903	84,537,149
3.75%, 08/15/41 - 11/15/43	66,843	59,890,253
2.38%, 02/15/42 - 05/15/51	72,964	49,546,471
3.00%, 05/15/42 - 08/15/52(u)	334,832	251,859,044
3.63%, 08/15/43 - 05/15/53	158,930	133,024,493
3.13%, 08/15/44 - 05/15/48	64,699	50,977,241
4.13%, 08/15/44 - 08/15/53	128,577	117,628,045
2.50%, 02/15/45	83,945	60,128,885
2.75%, 11/15/47	84,374	60,983,286
2.88%, 05/15/49	27,897	20,351,733
2.25%, 08/15/49 - 02/15/52	76,317	48,152,257
1.63%, 11/15/50	29,156	15,644,231
2.00%, 08/15/51	27,897	16,343,719
U.S. Treasury Inflation Indexed Notes, 1.63%, 04/15/30	205,412	208,557,658
U.S. Treasury Notes
4.63%, 03/15/26	31,501	31,606,578
4.38%, 12/15/26 - 08/31/28	48,410	49,261,534
4.00%, 01/15/27 - 02/15/34	144,855	145,288,963
4.25%, 03/15/27 - 08/15/35(u)	235,610	237,967,664
2.38%, 05/15/27 - 03/31/29	91,166	87,713,233
0.50%, 05/31/27	65,942	62,619,142
2.25%, 08/15/27	16,447	16,039,037
0.38%, 09/30/27	36,576	34,311,431
1.25%, 03/31/28 - 09/30/28	133,750	125,283,190
1.13%, 08/31/28	63,183	58,836,701
3.75%, 12/31/28 - 05/31/30	133,406	133,646,839
2.88%, 04/30/29 - 05/15/32	52,930	51,372,433
3.25%, 06/30/29	74,119	73,010,603
3.88%, 11/30/29	41,573	41,840,951
3.50%, 01/31/30	35,119	34,821,014
1.50%, 02/15/30	25,743	23,475,404
4.88%, 10/31/30	26,721	28,087,215
3.63%, 09/30/31	32,920	32,534,219
4.50%, 12/31/31	31,852	32,956,556

Total U.S. Treasury Obligations — 15.0% (Cost: $2,893,177,979)		2,688,574,066

Security	Shares	Value

Warrants(h)

Banks — 0.0%
New York Community Bancorp, Inc., (Issued/Exercisable 03/07/24, 1 Share for 3 Warrant, Expires 03/11/31, Strike Price USD 2,489.86) (Acquired 03/07/24, cost $0)(g)(i)	948	$1,976,798

Beverages — 0.0%
Cirkul, (Issued/Exercisable 05/01/25, 1 Share for 1 Warrant, Expires 04/25/35, Strike Price USD 35.41)(g)	11,359	5,793
Cirkul, (Issued/Exercisable 05/01/25, 1 Share for 1 Warrant, Expires 04/25/35, Strike Price USD 0.01)(g)	11,075	48,730

		54,523

Capital Markets — 0.0%
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(g)	214,560	56,751
Crown PropTech Acquisitions, (Issued/Exercisable 12/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	128,396	—

		56,751

Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc., (Issued/Exercisable 04/11/25, 1 Share for 1 Warrant, Expires 04/11/30, Strike Price USD 1.00)(g)	262,154	144,185
Sonder Holdings, Inc., (Issued/Exercisable 12/30/24, 1 Share for 1 Warrant, Expires 12/30/29, Strike Price USD 0.01)(g)	26,279	33,900

		178,085

Machinery — 0.0%
Palladyne AI Corp., (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 69.00)	72,998	14,636
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,474	53,629

		68,265

Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc., (Issued/Exercisable 01/25/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 0.34)(g)	3,390,177	238,329

Passenger Airlines — 0.0%
Volato Group, Inc., (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/03/21, cost $73,612)(i)	73,612	736

Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc., (Issued 10/13/20/Exercisable 10/23/21, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	111,610	5,581

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 0.0%
Aurora Innovation, Inc., (Issued 05/04/21/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	16,026	$9,311
Latch, Inc., (Issued 12/29/20/Exercisable 11/13/21, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(g)	49,166	5
Versa Networks, Inc., Series E, (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(g)(i)	507,586	2,426,261

		2,435,577

Specialty Retail — 0.0%
Davidson Homes, Inc., (Issued/Exercisable 05/16/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.47) - Class A(g)129,494		792,503
EVgo, Inc., (Issued 11/10/20/Exercisable 10/02/21, 1 Share for 1 Warrant, Expires 07/01/26, Strike Price USD 11.50)	75,790	14,408

		806,911

Trading Companies & Distributors — 0.0%
Lavoro Ltd., (Issued 12/27/22/Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	3,182

Total Warrants — 0.0% (Cost: $1,433,474)		5,824,738

Total Long-Term Investments — 133.9% (Cost: $24,416,006,642)		23,936,868,258

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(q)(v)(w)	9,934,088	9,939,055
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(q)(v)	174,293,234	174,293,234

Total Short-Term Securities — 1.0% (Cost: $184,231,572)		184,232,289

Options Purchased — 0.0% (Cost: $11,080,491)		1,676,580

Total Investments Before Options Written and TBA Sale Commitments — 134.9% (Cost: $24,611,318,705)		24,122,777,127

	Par (000)

TBA Sale Commitments(s)

Mortgage-Backed Securities — (19.5)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/15/55	USD (1,713)	(1,415,605)
2.50%, 10/15/55	(1,325)	(1,140,530)
3.00%, 10/15/55	(1,468)	(1,310,302)
3.50%, 10/15/55	(11,948)	(10,891,989)
4.00%, 10/15/55	(661)	(621,405)
4.50%, 10/15/55	(1,059)	(1,026,808)
5.00%, 10/15/55	(53,291)	(53,004,251)
5.50%, 10/15/55	(2,027)	(2,042,085)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
6.00%, 10/15/55	USD (1,972)	$(2,005,551)
6.50%, 10/15/55	(37,140)	(38,143,568)
Uniform Mortgage-Backed Securities
1.50%, 10/01/40	(7,425)	(6,641,460)
2.00%, 10/01/40 - 10/01/55	(21,443)	(19,090,053)
2.50%, 10/01/40 - 10/01/55	(3,676)	(3,134,266)
3.00%, 10/01/40 - 10/01/55	(68,886)	(60,719,591)
3.50%, 10/01/40 - 10/01/55	(398,836)	(364,509,754)
4.00%, 10/01/40 - 10/01/55	(470,653)	(443,529,207)
4.50%, 10/01/40 - 10/01/55	(1,247,308)	(1,209,733,448)
5.00%, 10/01/55	(1,117)	(1,107,681)
5.50%, 10/01/55	(621,353)	(626,471,640)
6.00%, 10/01/55	(564,891)	(577,085,680)
6.50%, 10/01/55	(63,699)	(65,825,508)

Total TBA Sale Commitments — (19.5)% (Proceeds: $(3,490,119,048))		(3,489,450,382)

Options Written — (0.0)%
(Premiums Received: $(5,502,301))		(3,951,965)

Total Investments Net of Options Written and TBA Sale Commitments — 115.4% (Cost: $21,115,697,356)		20,629,374,780
Liabilities in Excess of Other Assets — (15.4)%		(2,756,191,041)

Net Assets — 100.0%		$17,873,183,739

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c) Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d) Zero-coupon bond.
(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f) When-issued security.
(g) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h) Non-income producing security.

(i)  Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $94,840,959, representing 0.5% of its net assets as of period end, and an original cost of $72,833,005.

(j) All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(k) Investment does not issue shares.
(l) All or a portion of this security is on loan.
(m) Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n) Perpetual security with no stated maturity date.
(o) Issuer filed for bankruptcy and/or is in default.
(p) Convertible security.
(q) Affiliate of the Fund.
(r) All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s) Represents or includes a TBA transaction.
(t) All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(u) All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v) Annualized 7-day yield as of period end.
(w) All or a portion of this security was purchased with the cash collateral from loaned securities.

60	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Par/Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$—	$—	$—		$—	$—	$—	830	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	11,651,570	—	(1,710,659	)(a)	(1,878)	22	9,939,055	9,934,088	67,786(b	)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,075,080,828	—	(900,787,594	)(a)	—	—	174,293,234	174,293,234	20,875,408		—
iShares 0-5 Year High Yield Corporate Bond ETF(c)	—	51,526,050	(51,303,122)		(222,928)	—	—	—	2,070,582		—
iShares AAA CLO Active ETF	—	10,352,000	—		—	41,000	10,393,000	200,000	525,493		3,675
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,087,376	191,492,742	(190,450,909)		(60,341)	6,247	6,075,115	54,500	270,120		—

					$(285,147)	$47,269	$200,700,404		$23,809,389		$3,675

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	388	12/08/25	$58,568	$113,395
10-Year Australian Treasury Bonds	3,024	12/15/25	226,814	(860,429)
Canadian Government Bonds (10 Year)	518	12/18/25	45,580	84,770
U.S. Treasury Bonds (30 Year)	2,256	12/19/25	262,965	5,149,126
U.S. Treasury Notes (10 Year)	1,762	12/19/25	198,197	539,667
U.S. Ultra Treasury Bonds	2,669	12/19/25	320,530	837,971
U.S. Treasury Notes (2 Year)	159	12/31/25	33,130	21,140
U.S. Treasury Notes (5 Year)	12,445	12/31/25	1,358,644	1,092,371
3-month SOFR	81	03/17/26	19,503	13,526
3-month SOFR	224	06/16/26	54,040	28,841
3-month SOFR	925	09/15/26	223,642	100,166
3-month SOFR	177	12/15/26	42,854	82,188

				7,202,732

Short Contracts
Euro-Bobl	176	12/08/25	24,343	(29,603)
Euro-BTP Italian Government Bond	17	12/08/25	2,392	(27,560)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	61

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Euro-Buxl	65	12/08/25	$8,736	$(98,025)
Russell 2000 E-Mini Index	229	12/19/25	28,115	(350,759)
S&P 500 E-Mini Index	26	12/19/25	8,760	(120,982)
U.S. Ultra Treasury Notes (10 Year)	2,439	12/19/25	280,676	(2,711,174)
Long Gilt	2	12/29/25	244	(1,724)
3-month CORRA	109	03/17/26	19,127	(9,966)
3-month EURIBOR	55	09/14/26	15,823	29,786

				(3,320,007)

				$3,882,725

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	43,487,692	USD	935,000	UBS AG	10/24/25	$89,862
BRL	156,370,342	USD	28,268,300	UBS AG	12/17/25	577,879
BRL	224,773,404	USD	40,634,061	UBS AG	12/17/25	830,667
EUR	9,933,000	USD	11,685,052	Deutsche Bank AG	12/17/25	29,233
MXN	353,492,173	USD	18,815,686	JPMorgan Chase Bank N.A.	12/17/25	326,943
MXN	350,661,222	USD	18,665,000	JPMorgan Chase Bank N.A.	12/17/25	324,325
USD	4,084,276	AUD	6,124,000	Commonwealth Bank of Australia	12/17/25	28,308
USD	37,290,408	COP	147,686,796,000	Morgan Stanley & Co. International PLC	12/17/25	14,030
USD	1,700,239	EUR	1,437,505	JPMorgan Chase Bank N.A.	12/17/25	4,947
USD	29,826,538	EUR	25,234,624	Standard Chartered Bank	12/17/25	66,588
USD	29,826,537	EUR	25,234,623	Standard Chartered Bank	12/17/25	66,588
USD	29,826,538	EUR	25,234,624	Toronto-Dominion Bank	12/17/25	66,588
USD	29,826,538	EUR	25,234,624	Toronto-Dominion Bank	12/17/25	66,588
USD	35,413,053	GBP	26,161,200	Barclays Bank PLC	12/17/25	225,570
USD	23,729,276	GBP	17,428,000	Citigroup Global Markets, Inc.	12/17/25	288,170
USD	10,126,642	GBP	7,518,000	JPMorgan Chase Bank N.A.	12/17/25	14,739
USD	73,261,800	JPY	10,696,551,000	HSBC Bank PLC	12/17/25	348,835
USD	2,498,164	JPY	364,670,000	Royal Bank of Canada	12/17/25	12,394
EGP	82,817,000	USD	1,478,083	Societe Generale	12/22/25	186,375

						$3,568,629

USD	935,000	TRY	43,914,612	Barclays Bank PLC	10/24/25	(99,923)
CNH	588,073,975	USD	83,143,500	Citigroup Global Markets, Inc.	12/17/25	(192,041)
USD	685,246	AUD	1,043,000	Societe Generale	12/17/25	(5,540)
USD	132,120,416	BRL	730,843,900	UBS AG	12/17/25	(2,700,889)
USD	49,513,411	EUR	42,089,390	Deutsche Bank AG	12/17/25	(123,870)
USD	3,330,761	EUR	2,831,348	Deutsche Bank AG	12/17/25	(8,333)
USD	184,918,272	EUR	157,191,700	Deutsche Bank AG	12/17/25	(462,619)
USD	3,818,830	EUR	3,242,000	Deutsche Bank AG	12/17/25	(4,558)
USD	23,932,000	PEN	83,374,302	Bank of America N.A.	12/17/25	(32,430)
USD	30,948,908	ZAR	544,382,000	Bank of America N.A.	12/17/25	(397,539)
USD	1,475,976	EGP	82,817,000	Citigroup Global Markets, Inc.	12/22/25	(188,483)

						$(4,216,225)

						$(647,596)

62	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
U.S. Treasury Bond Futures	4,207	10/24/25	USD 111.00	USD 49,129,872	$328,672

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date		Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Put
USD Currency	Under-and-In	Barclays Bank PLC	11/20/25	JPY	150.00	JPY	155.00	USD	198,796	$60,249

OTC Options Purchased

Description	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)	Value
Put
USD Currency	Standard Chartered Bank	01/16/26	CNH	7.00	USD	425,204	$1,270,909

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)	Value
Put
30-Year Interest Rate Swap, 10/16/55	4.33%	Annual	1-day SOFR, 4.24%	Annual	Citibank N.A.	10/14/25	4.33%	USD 268,348	$16,750

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
EchoStar Corp	250	10/17/25	USD 80.00	USD 1,909	$(58,125)
iShares iBoxx $ High Yield Corporate Bond ETF	16,589	01/16/26	USD 82.00	USD 134,686	(298,602)

					$(356,727)

Put
U.S. Treasury Bond Futures	4,207	10/24/25	USD 106.00	USD 49,129,872	(65,734)

					$(422,461)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price			Notional Amount (000)	Value
Put
USD Currency	Standard Chartered Bank	01/16/26	CNH	6.85	USD	425,204	$(336,296)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	63

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 01/01/36	3.30%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	12/30/25	3.30%	USD 102,150	$(365,073)

Put
10-Year Interest Rate Swap, 01/01/36	1-day SOFR, 4.24%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	12/30/25	4.00%	USD 102,150	(383,353)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 4.24%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30%	USD 814,759	(2,444,782)

									$(2,828,135)

									$(3,193,208)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.44.V1	1.00%	Quarterly	12/20/30	EUR	17,284	$(441,295)	$(442,640)	$1,345
ITRAXX.FINSR.44.V1	1.00	Quarterly	12/20/30	EUR	54,428	(1,255,951)	(1,269,020)	13,069
ITRAXX.XO.44.V1	5.00	Quarterly	12/20/30	EUR	6,582	(831,835)	(811,752)	(20,083)

						$(2,529,081)	$(2,523,412)	$(5,669)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B+	USD 140,612	$11,406,406	$3,161,783	$8,244,623

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

					Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount			Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)
UK RPI All Items Monthly	At Termination	3.28%	At Termination	07/15/27	GBP	52,856	$(270,524)	$—	$(270,524)
UK RPI All Items Monthly	At Termination	3.30%	At Termination	07/15/27	GBP	53,913	(247,895)	—	(247,895)
UK RPI All Items Monthly	At Termination	3.32%	At Termination	07/15/27	GBP	105,609	(451,266)	—	(451,266)
UK RPI All Items Monthly	At Termination	3.43%	At Termination	07/15/27	GBP	51,798	(69,820)	483	(70,303)
UK RPI All Items Monthly	At Termination	3.26%	At Termination	08/15/27	GBP	88,196	(309,722)	—	(309,722)
2.53%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	17,789	148,214	(3,010)	151,224
2.54%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	17,789	143,843	(2,408)	146,251
2.56%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	33,901	232,039	—	232,039
2.64%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	21,041	61,607	—	61,607

64	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Centrally Cleared Inflation Swaps (continued)

					Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount			Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)
2.65%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	23,372	$60,359	$—	$60,359
2.67%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	22,936	34,884	—	34,884
2.68%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	17,520	14,094	—	14,094
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	17,520	13,228	—	13,228
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	35,041	22,126	—	22,126
2.72%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	35,041	(40,275)	—	(40,275)
2.75%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	27,316	(67,924)	—	(67,924)
3.41%	At Termination	UK RPI All Items Monthly	At Termination	07/15/29	GBP	52,856	259,174	—	259,174
3.42%	At Termination	UK RPI All Items Monthly	At Termination	07/15/29	GBP	53,913	228,120	—	228,120
3.43%	At Termination	UK RPI All Items Monthly	At Termination	07/15/29	GBP	105,609	418,461	—	418,461
3.49%	At Termination	UK RPI All Items Monthly	At Termination	07/15/29	GBP	51,798	32,818	(7,555)	40,373
3.37%	At Termination	UK RPI All Items Monthly	At Termination	08/15/29	GBP	88,196	458,447	—	458,447
2.43%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/30	USD	57,750	497,396	—	497,396
2.43%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/30	USD	28,448	243,678	—	243,678
3.39%	At Termination	UK RPI All Items Monthly	At Termination	07/15/30	GBP	23,064	62,139	—	62,139
3.40%	At Termination	UK RPI All Items Monthly	At Termination	07/15/30	GBP	23,525	48,282	—	48,282
3.41%	At Termination	UK RPI All Items Monthly	At Termination	07/15/30	GBP	46,083	87,183	—	87,183
3.46%	At Termination	UK RPI All Items Monthly	At Termination	07/15/30	GBP	22,602	(30,592)	(5,513)	(25,079)
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	07/17/30	USD	117,830	(104,795)	—	(104,795)
2.70%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	07/22/30	USD	38,434	(54,508)	—	(54,508)
3.35%	At Termination	UK RPI All Items Monthly	At Termination	08/15/30	GBP	38,485	127,679	—	127,679
2.63%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	09/09/30	USD	107,639	64,825	—	64,825
UK RPI All Items Monthly	At Termination	3.24%	At Termination	07/15/35	GBP	46,083	2,809	—	2,809
UK RPI All Items Monthly	At Termination	3.24%	At Termination	07/15/35	GBP	23,525	4,370	—	4,370
UK RPI All Items Monthly	At Termination	3.24%	At Termination	07/15/35	GBP	23,064	9,894	—	9,894
UK RPI All Items Monthly	At Termination	3.27%	At Termination	07/15/35	GBP	22,602	88,278	12,855	75,423
UK RPI All Items Monthly	At Termination	3.20%	At Termination	08/15/35	GBP	38,485	(94,657)	—	(94,657)
2.23%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	08/15/55	EUR	10,539	(46,797)	—	(46,797)
2.24%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	08/15/55	EUR	8,024	(42,549)	—	(42,549)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	65

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Centrally Cleared Inflation Swaps (continued)

					Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount			Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)
2.24%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	08/15/55	EUR	8,024	$(46,011)	$—	$(46,011)
2.24%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	08/15/55	EUR	5,349	(34,522)	—	(34,522)

							$1,452,090	$(5,148)	$1,457,238

Centrally Cleared Interest Rate Swaps

						Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation

Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
1-day SOFR, 4.24%	At Termination	3.80%	At Termination	N/A	05/16/26	USD	369,112	$(880,676)	$—	$(880,676)
1-day SOFR, 4.24%	At Termination	3.90%	At Termination	N/A	05/16/26	USD	283,259	(393,103)	—	(393,103)
3.79%	At Termination	1-day SOFR, 4.24%	At Termination	N/A	05/16/26	USD	369,112	903,886	—	903,886
3.81%	At Termination	1-day SOFR, 4.24%	At Termination	N/A	05/16/26	USD	283,259	636,254	109,964	526,290
1.00%	At Termination	1-Day TONA, 0.48%	At Termination	03/12/26(a)	03/12/27	JPY	25,830,724	(51,308)	—	(51,308)
1.02%	At Termination	1-Day TONA, 0.48%	At Termination	03/12/26(a)	03/12/27	JPY	58,560,835	(198,287)	—	(198,287)
1.03%	At Termination	1-Day TONA, 0.48%	At Termination	03/12/26(a)	03/12/27	JPY	63,212,579	(247,977)	—	(247,977)
0.68%	At Termination	1-Day TONA, 0.48%	At Termination	04/21/26(a)	04/21/27	JPY	23,843,630	515,421	—	515,421
0.69%	At Termination	1-Day TONA, 0.48%	At Termination	04/21/26(a)	04/21/27	JPY	24,122,377	518,229	—	518,229
0.70%	At Termination	1-Day TONA, 0.48%	At Termination	05/11/26(a)	05/11/27	JPY	19,040,597	415,673	—	415,673
1-Day TONA, 0.48%	At Termination	1.01%	At Termination	09/11/26(a)	09/11/27	JPY	13,296,780	(98,951)	—	(98,951)
1.29%	Annual	1-Day TONA, 0.48%	Annual	N/A	08/13/35	JPY	1,593,127	184,756	—	184,756
1.30%	Annual	1-Day TONA, 0.48%	Annual	N/A	08/13/35	JPY	2,854,700	318,894	—	318,894
1.30%	Annual	1-Day TONA, 0.48%	Annual	N/A	08/13/35	JPY	2,871,916	322,177	—	322,177
1-Day TONA, 0.48%	Annual	2.03%	Annual	N/A	08/12/45	JPY	1,001,004	(122,870)	—	(122,870)
1-Day TONA, 0.48%	Annual	2.04%	Annual	N/A	08/12/45	JPY	1,599,371	(184,973)	—	(184,973)
1-Day TONA, 0.48%	Annual	2.04%	Annual	N/A	08/12/45	JPY	1,608,495	(186,485)	—	(186,485)

								$1,450,660	$109,964	$1,340,696

(a)	Forward Swap.

66	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Caterpillar, Inc.	1.00%	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	$(66,157)	$(35,543)	$(30,614)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(16,762)	6,166	(22,928)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	811	73,094	(72,283)
Pitney Bowes, Inc.	1.00	Quarterly	Citigroup Global Markets, Inc.	12/20/27	USD	250	327	30,313	(29,986)
Pitney Bowes, Inc.	1.00	Quarterly	Citigroup Global Markets, Inc.	12/20/27	USD	380	497	47,474	(46,977)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/27	USD	780	1,064	120,866	(119,802)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs Bank USA	12/20/27	USD	3,640	(58,962)	25,118	(84,080)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(31,026)	48,487	(79,513)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(80,439)	69,275	(149,714)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	(93,674)	201,380	(295,054)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs Bank USA	06/20/28	EUR	4,400	(93,674)	140,309	(233,983)
Boeing Co. (The)	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	(79,727)	(14,793)	(64,934)
Boeing Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,700	(83,890)	41,935	(125,825)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	39,219	(1,140,353)	(920,783)	(219,570)
American Express Co.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/29	USD	19,990	(594,607)	(478,962)	(115,645)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/29	USD	19,396	(518,979)	(441,048)	(77,931)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	474	(41)	4,659	(4,700)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	10	(1)	107	(108)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	1,823	350,440	53,808	296,632
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs Bank USA	09/17/58	USD	3,106	597,096	216,056	381,040
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	179	34,370	8,640	25,730
CMBX.NA.6.AAA	0.50	Monthly	Goldman Sachs Bank USA	05/11/63	USD	7	(1)	(2)	1

							$(1,873,688)	$(803,444)	$(1,070,244)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	1,015	$11,952	$3,923	$8,029
PacifiCorp.	0.13	Monthly	JPMorgan Chase Bank N.A.	09/29/27	A-	USD	6,915	(4,070)	(3,606)	(464)
Worldline SA	5.00	Quarterly	Deutsche Bank AG	12/20/30	BB	EUR	50	(13,786)	(12,824)	(962)
Worldline SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB	EUR	50	(14,062)	(13,739)	(323)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	794	(152,644)	(79,349)	(73,295)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs Bank USA	09/17/58	N/R	USD	1,148	(220,710)	(111,738)	(108,972)
CMBX.NA.9.BBB-	3.00	Monthly	JPMorgan Chase Bank N.A.	09/17/58	N/R	USD	106	(20,386)	(20,885)	499
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	202	(38,919)	(10,272)	(28,647)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	929	(178,590)	(39,208)	(139,382)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,052	(202,177)	(1,139)	(201,038)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	876	(168,481)	(201,600)	33,119
CMBX.NA.10.BBB-	3.00	Monthly	JPMorgan Chase Bank N.A.	11/17/59	BBB-	USD	60	(11,903)	(4,326)	(7,577)

								$(1,013,776)	$(494,763)	$(519,013)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	67

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation

Reference	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
1-day SOFR, 4.24%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	12/19/25	USD	134,471	$184,401	$—	$184,401

Equity Swap Contracts

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Long Contracts(a)
Accenture PLC, Class A	Citibank N.A.	USD	1,441,354	02/24/28	0.20%	1D OBFR01	Monthly	$38,246
Accor SA	Merrill Lynch International		623,253	02/15/28	0.26%	1D ESTR	Monthly	3,884
Ackermans & van Haaren NV	Barclays Bank PLC		2,722,575	09/14/26	0.26%	1D ESTR	Monthly	(127,305)
Admiral Group PLC	Barclays Bank PLC		936,122	09/14/26	0.25%	1D SONIA	Monthly	2,649
Adobe, Inc.	Merrill Lynch International		2,824,658	02/15/28	-	1D OBFR01	Monthly	32,617
Aena SME SA	Merrill Lynch International		1,687,991	02/15/28	0.26%	1D ESTR	Monthly	(74,971)
Air Water, Inc.	Barclays Bank PLC		1,320,235	08/14/26	-	1D P TONA	Monthly	(23,337)
Airbnb, Inc., Class A	Barclays Bank PLC		1,152,751	09/14/26	0.20%	1D OBFR01	Monthly	(35,687)
Airtac International Group	Merrill Lynch International		711,070	02/15/28	0.40%	1D OBFR01	Monthly	(15,607)
Alcon AG	Citibank N.A.		1,133,884	02/26/26	0.26%	SSARON	Monthly	(20,704)
Alfresa Holdings Corp.	Merrill Lynch International		698,547	03/15/28	0.25%	1D P TONA	Monthly	(51,478)
Alimentation Couche-Tard, Inc.	JPMorgan Chase Bank N.A.		1,116,259	02/09/26	0.20%	COBRO	Monthly	(1,201)
Alps Alpine Co. Ltd.	JPMorgan Chase Bank N.A.		1,663,793	02/10/26	0.25%	1D P TONA	Monthly	19,723
Altria Group, Inc.	Citibank N.A.		1,511,823	02/24/28	0.20%	1D OBFR01	Monthly	53,799
AMC Networks, Inc., Class A	Barclays Bank PLC		357,082	09/14/26	0.20%	1D OBFR01	Monthly	16,313
AMC Networks, Inc., Class A	JPMorgan Chase Bank N.A.		792,898	02/09/26	0.20%	1D OBFR01	Monthly	33,079
AMETEK, Inc.	Merrill Lynch International		1,400,234	02/15/28	-	1D OBFR01	Monthly	9,766
Analog Devices, Inc.	Merrill Lynch International		1,126,586	02/15/28	0.20%	1D OBFR01	Monthly	3,634
Anglo American PLC	JPMorgan Chase Bank N.A.		1,315,352	02/11/26	0.25%	1D SONIA	Monthly	211,795
ARC Resources Ltd.	Citibank N.A.		1,321,892	02/24/28	0.20%	1D CORRA	Monthly	(28,911)
Arch Capital Group Ltd.	Merrill Lynch International		1,248,412	02/15/28	0.20%	1D OBFR01	Monthly	12,735
Archer-Daniels-Midland Co.	Citibank N.A.		1,269,032	02/24/28	0.20%	1D OBFR01	Monthly	(2,544)
Argenx SE	Citibank N.A.		741,060	02/26/26	0.26%	1D ESTR	Monthly	(2,211)
ASPEED Technology, Inc.	Merrill Lynch International		954,787	02/15/28	0.40%	1D OBFR01	Monthly	43,148
Assurant, Inc.	Barclays Bank PLC		1,013,712	09/14/26	0.20%	1D OBFR01	Monthly	25,968
AT&T Inc.	JPMorgan Chase Bank N.A.		1,060,630	02/09/26	0.20%	1D OBFR01	Monthly	(24,222)
Atlas Arteria Ltd.	JPMorgan Chase Bank N.A.		1,083,865	02/10/26	0.25%	1D AONIA	Monthly	(60,931)
Atlas Copco AB, A Shares	Barclays Bank PLC		1,036,566	09/14/26	0.26%	1D STIBOR	Monthly	(10,608)
Axfood AB	JPMorgan Chase Bank N.A.		656,303	02/11/26	0.26%	TN STIBOR	Monthly	(19,641)
Ball Corp.	Citibank N.A.		1,119,870	02/24/28	0.20%	1D OBFR01	Monthly	39,790
Baloise Holding AG, Registered Shares	Barclays Bank PLC		1,144,559	09/14/26	0.26%	SSARON	Monthly	(6,077)
Banca Monte dei Paschi di Siena SpA	JPMorgan Chase Bank N.A.		614,178	02/11/26	0.20%	1D ESTR	Monthly	17,594
Banco Bilbao Vizcaya Argentaria SA	Merrill Lynch International		793,268	02/15/28	0.26%	1D ESTR	Monthly	2,568
Banco Bradesco SA, Preference Shares, NVS	JPMorgan Chase Bank N.A.		2,235,969	02/10/26	0.40%	1D OBFR01	Monthly	74,315
Bankinter SA	Merrill Lynch International		2,339,181	02/15/28	0.26%	1D ESTR	Monthly	35,229
BB Seguridade Participacoes SA	Merrill Lynch International		1,568,764	02/15/28	0.40%	1D OBFR01	Monthly	53,187
Best Buy Co., Inc.	Merrill Lynch International		827,505	02/15/28	0.20%	1D OBFR01	Monthly	11,877
BOC Hong Kong Holdings Ltd.	Merrill Lynch International		1,244,904	02/15/28	0.30%	HONIA	Monthly	(66,683)
Bollore SE	Barclays Bank PLC		638,196	09/14/26	0.26%	1D ESTR	Monthly	24,760
Booking Holdings, Inc.	Citibank N.A.		2,728,565	02/24/28	0.20%	1D OBFR01	Monthly	(28,930)
Bristol-Myers Squibb Co.	Barclays Bank PLC		1,442,050	09/14/26	0.20%	1D OBFR01	Monthly	5,660
Bureau Veritas SA	JPMorgan Chase Bank N.A.		781,219	02/11/26	0.26%	1D ESTR	Monthly	28,007
CAE, Inc.	Barclays Bank PLC		1,007,650	09/14/26	0.20%	CABROVER	Monthly	40,589
Calbee, Inc.	Merrill Lynch International		1,118,227	03/15/28	0.25%	1D OBFR01	Monthly	34,966
Canadian National Railway Co.	JPMorgan Chase Bank N.A.		1,191,192	02/09/26	0.20%	COBRO	Monthly	(2,988)
Capgemini SE	JPMorgan Chase Bank N.A.		774,541	02/11/26	0.26%	1D ESTR	Monthly	(15,979)
CarMax, Inc.	Merrill Lynch International		978,804	02/15/28	0.20%	1D OBFR01	Monthly	(251,910)
Carrefour SA	Merrill Lynch International		650,730	02/15/28	0.26%	1D ESTR	Monthly	40,327
Charles River Laboratories International, Inc.	Barclays Bank PLC		584,782	09/14/26	0.20%	1D OBFR01	Monthly	9,766

68	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Charter Communications, Inc., Class A	Citibank N.A.	USD 665,325	02/24/28	0.20%	1D OBFR01	Monthly	$22,437
Chipotle Mexican Grill, Inc.	Citibank N.A.	714,314	02/24/28	0.20%	1D OBFR01	Monthly	(16,732)
CITIC Ltd.	Merrill Lynch International	1,299,191	02/15/28	0.30%	HONIA	Monthly	(89,334)
CK Hutchison Holdings Ltd.	JPMorgan Chase Bank N.A.	965,706	02/10/26	0.21%	HONIA	Monthly	(9,773)
Coca-Cola Co. (The)	Merrill Lynch International	1,683,429	02/15/28	0.20%	1D OBFR01	Monthly	1,099
Cognizant Technology Solutions Corp., Class A	Barclays Bank PLC	1,878,960	09/14/26	0.20%	1D OBFR01	Monthly	(27,828)
Coles Group Ltd.	Merrill Lynch International	1,190,628	02/15/28	0.25%	1D AONIA	Monthly	(34,626)
Colgate-Palmolive Co.	Citibank N.A.	1,176,681	02/24/28	0.20%	1D OBFR01	Monthly	(1,563)
Coloplast A/S, Class B	Merrill Lynch International	2,223,333	02/15/28	0.26%	1W CIBOR	Monthly	(223,723)
Cosmo Energy Holdings Co. Ltd.	Barclays Bank PLC	1,223,962	08/14/26	-	1D P TONA	Monthly	(19,704)
Costco Wholesale Corp.	Barclays Bank PLC	2,169,487	09/14/26	0.20%	1D OBFR01	Monthly	(40,538)
Credit Agricole SA	Citibank N.A.	996,500	02/26/26	0.26%	1D ESTR	Monthly	10,481
Daiwa Securities Group, Inc.	Citibank N.A.	1,407,310	02/26/26	0.15%	1D P TONA	Monthly	(9,624)
Dassault Systemes SE	JPMorgan Chase Bank N.A.	1,041,514	02/11/26	0.26%	1D ESTR	Monthly	48,455
Deutsche Bank AG, Registered Shares	Barclays Bank PLC	912,070	09/14/26	0.26%	1D ESTR	Monthly	(8,967)
Deutsche Telekom AG, Registered Shares	Barclays Bank PLC	798,716	09/14/26	0.26%	1D ESTR	Monthly	1,917
D’ieteren Group	Barclays Bank PLC	1,187,951	09/14/26	0.26%	1D ESTR	Monthly	(24,223)
Dollar General Corp.	Merrill Lynch International	1,723,504	02/15/28	0.20%	1D OBFR01	Monthly	(18,229)
Dyno Nobel Ltd.	JPMorgan Chase Bank N.A.	1,223,675	02/10/26	0.25%	1D AONIA	Monthly	44,709
E.ON SE	Merrill Lynch International	985,319	02/15/28	0.26%	1D ESTR	Monthly	5,426
Eagle Bancorp, Inc.	JPMorgan Chase Bank N.A.	326,786	02/09/26	0.20%	1D OBFR01	Monthly	6,763
Eaton Corp. PLC	Barclays Bank PLC	1,021,437	09/14/26	0.20%	1D OBFR01	Monthly	(10,962)
eBay, Inc.	Merrill Lynch International	1,084,536	02/15/28	0.20%	1D OBFR01	Monthly	6,863
Eiffage SA	Merrill Lynch International	828,004	02/15/28	0.26%	1D ESTR	Monthly	4,763
Elisa Oyj	Barclays Bank PLC	1,497,811	09/14/26	0.26%	1D ESTR	Monthly	(12,393)
Emera, Inc.	JPMorgan Chase Bank N.A.	1,451,990	02/09/26	0.20%	COBRO	Monthly	49,699
Endeavour Mining PLC	Merrill Lynch International	2,358,256	02/15/28	0.25%	1D SONIA	Monthly	175,860
ENEOS Holdings, Inc.	Barclays Bank PLC	2,169,458	08/14/26	-	1D P TONA	Monthly	(8,568)
Eneva SA	JPMorgan Chase Bank N.A.	915,197	02/10/26	0.40%	1D OBFR01	Monthly	87,535
Engie SA	Barclays Bank PLC	1,289,443	09/14/26	0.26%	1D ESTR	Monthly	8,947
EOG Resources, Inc.	Barclays Bank PLC	2,235,618	09/14/26	0.20%	1D OBFR01	Monthly	(60,490)
EXEO Group, Inc.	Citibank N.A.	1,318,428	02/26/26	0.25%	1D P TONA	Monthly	(23,320)
EXOR NV	Citibank N.A.	2,188,520	02/26/26	0.26%	1D ESTR	Monthly	3,896
Far EasTone Telecommunications Co. Ltd.	JPMorgan Chase Bank N.A.	835	02/10/26	0.35%	1D OBFR01	Monthly	40
Federal Realty Investment Trust	Merrill Lynch International	1,585,940	02/15/28	-	1D OBFR01	Monthly	4,627
FinecoBank Banca Fineco SpA	Citibank N.A.	1,358,986	02/26/26	0.26%	1D ESTR	Monthly	(4,679)
FirstRand Ltd.	Merrill Lynch International	1,345,659	02/15/28	0.85%	1M JIBAR	Monthly	(29,176)
FirstService Corp.	Citibank N.A.	1,853,181	02/24/28	0.20%	1D CORRA	Monthly	(24,097)
Fiserv, Inc.	Citibank N.A.	1,291,752	02/24/28	0.20%	1D OBFR01	Monthly	(15,345)
Flagstar Financial, Inc.	JPMorgan Chase Bank N.A.	3,363,290	02/09/26	0.20%	1D OBFR01	Monthly	(347,296)
Flughafen Zurich AG, Registered Shares	Barclays Bank PLC	1,862,199	09/14/26	0.26%	SSARON	Monthly	66,793
Fomento Economico Mexicano SAB de CV	JPMorgan Chase Bank N.A.	1,359,236	02/10/26	0.50%	TIIEFONDEO	Monthly	44,871
Ford Motor Co.	Merrill Lynch International	1,226,413	02/15/28	-	1D OBFR01	Monthly	28,191
Formosa Chemicals & Fibre Corp.	JPMorgan Chase Bank N.A.	15	02/10/26	0.35%	1D OBFR01	Monthly	1
Fortis, Inc./Canada	Citibank N.A.	1,455,633	02/24/28	0.20%	1D CORRA	Monthly	55,887
Fortive Corp.	Citibank N.A.	1,359,008	02/24/28	0.20%	1D OBFR01	Monthly	17,611
Fox Corp., Class A, NVS	JPMorgan Chase Bank N.A.	1,718,831	02/09/26	0.20%	1D OBFR01	Monthly	21,625
Fresenius Medical Care AG	Merrill Lynch International	943,965	02/15/28	0.26%	1D ESTR	Monthly	65,233
GE Vernova, Inc.	JPMorgan Chase Bank N.A.	840,322	02/09/26	0.20%	1D OBFR01	Monthly	20,538
GEA Group AG	Citibank N.A.	2,413,264	02/26/26	0.26%	1D ESTR	Monthly	19,102
Gecina SA	Merrill Lynch International	1,089,177	02/15/28	0.26%	1D ESTR	Monthly	(4,212)
General Mills, Inc.	JPMorgan Chase Bank N.A.	2,872,406	02/09/26	0.20%	1D OBFR01	Monthly	21,702
Genius Electronic Optical Co. Ltd.	Merrill Lynch International	872,498	02/15/28	0.40%	1D OBFR01	Monthly	29,872
Gerdau SA, Preference Shares, NVS	Merrill Lynch International	1,128,656	02/15/28	0.40%	1D OBFR01	Monthly	(3,379)
GFL Environmental, Inc.	Citibank N.A.	819,934	02/24/28	0.20%	1D CORRA	Monthly	28,442
Gildan Activewear, Inc.	Citibank N.A.	1,004,982	02/24/28	0.20%	1D CORRA	Monthly	11,789
Givaudan SA, Registered Shares	Barclays Bank PLC	1,233,465	09/14/26	0.26%	SSARON	Monthly	(9,753)
Gunma Bank Ltd. (The)	Barclays Bank PLC	674,159	08/14/26	0.15%	1D P TONA	Monthly	28,512
Haier Smart Home Co. Ltd., Class H	Merrill Lynch International	958,236	02/15/28	0.30%	HONIA	Monthly	(10,280)
Haleon PLC	Citibank N.A.	1,767,991	02/26/26	0.25%	1D SONIA	Monthly	13,181

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	69

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Harmony Gold Mining Co. Ltd.	Merrill Lynch International	USD 697,253	02/15/28	0.85%	1M JIBAR	Monthly	$137,489
Henderson Land Development Co. Ltd.	JPMorgan Chase Bank N.A.	929,042	02/10/26	0.30%	HONIA	Monthly	29,067
Hewlett Packard Enterprise Co.	Merrill Lynch International	797,364	02/15/28	0.20%	1D OBFR01	Monthly	(8,988)
HOCHTIEF AG	Merrill Lynch International	783,702	02/15/28	0.26%	1D ESTR	Monthly	(32,107)
Holcim AG	Citibank N.A.	1,703,597	02/26/26	0.10%	SSARON	Monthly	(22,703)
Honeywell International, Inc.	Merrill Lynch International	1,255,738	02/15/28	-	1D OBFR01	Monthly	7,261
Huntington Ingalls Industries, Inc.	Citibank N.A.	1,242,743	02/24/28	0.20%	1D OBFR01	Monthly	52,852
Hydro One Ltd.	Barclays Bank PLC	1,091,863	09/14/26	0.20%	CABROVER	Monthly	17,654
ICG PLC	Merrill Lynch International	1,568,998	02/15/28	0.25%	1D SONIA	Monthly	(40,803)
Idemitsu Kosan Co. Ltd.	Citibank N.A.	1,618,907	02/26/26	0.25%	1D P TONA	Monthly	(30,974)
Incyte Corp.	Barclays Bank PLC	677,840	09/14/26	0.20%	1D OBFR01	Monthly	640
Innolux Corp.	JPMorgan Chase Bank N.A.	351	02/10/26	0.35%	1D OBFR01	Monthly	18
Inpex Corp.	Merrill Lynch International	1,339,052	03/15/28	0.25%	1D P TONA	Monthly	4,172
InterContinental Hotels Group PLC	Barclays Bank PLC	1,078,933	09/14/26	0.25%	1D SONIA	Monthly	33,443
Interpublic Group of Cos., Inc. (The)	Citibank N.A.	1,147,950	02/24/28	0.20%	1D OBFR01	Monthly	108,000
Intuitive Surgical, Inc.	Barclays Bank PLC	1,200,285	09/14/26	0.20%	1D OBFR01	Monthly	7,236
Italgas SpA	Merrill Lynch International	1,130,630	02/15/28	0.26%	1D ESTR	Monthly	35,585
Jabil, Inc.	JPMorgan Chase Bank N.A.	1,386,256	02/09/26	0.20%	1D OBFR01	Monthly	47,066
Japan Exchange Group, Inc.	Barclays Bank PLC	927,180	08/14/26	0.25%	1D P TONA	Monthly	40,997
Japan Post Bank Co. Ltd.	JPMorgan Chase Bank N.A.	868,364	02/10/26	0.25%	1D P TONA	Monthly	(35,709)
Japan Post Holdings Co. Ltd.	Citibank N.A.	1,046,686	02/26/26	0.25%	1D P TONA	Monthly	(12,469)
Japan Tobacco, Inc.	Citibank N.A.	1,617,154	02/26/26	0.25%	1D P TONA	Monthly	29,258
JB Hi-Fi Ltd.	JPMorgan Chase Bank N.A.	1,214,931	02/10/26	0.25%	1D AONIA	Monthly	(2,316)
JD.com, Inc., Class A	Merrill Lynch International	1,127,124	02/15/28	0.30%	HONIA	Monthly	39,742
JPMorgan Chase & Co.	Barclays Bank PLC	1,374,695	09/14/26	0.20%	1D OBFR01	Monthly	13,197
Kakaku.com, Inc.	Barclays Bank PLC	974,988	08/14/26	-	1D P TONA	Monthly	(30,370)
Kamigumi Co. Ltd.	Barclays Bank PLC	1,476,985	08/14/26	-	1D P TONA	Monthly	(24,001)
Kansai Paint Co. Ltd.	Barclays Bank PLC	1,289,771	08/14/26	0.15%	1D P TONA	Monthly	(29,901)
KDDI Corp.	JPMorgan Chase Bank N.A.	1,050,372	02/10/26	0.25%	1D P TONA	Monthly	(64,753)
Keurig Dr. Pepper, Inc.	Barclays Bank PLC	1,506,467	09/14/26	0.20%	1D OBFR01	Monthly	(24,336)
Keyence Corp.	Barclays Bank PLC	908,814	08/14/26	0.16%	1D P TONA	Monthly	(14,668)
Keyera Corp.	Merrill Lynch International	901,487	02/15/28	0.20%	CABROVER	Monthly	7,688
Kingfisher PLC	Merrill Lynch International	866,628	02/15/28	0.25%	1D SONIA	Monthly	4,851
Kinross Gold Corp.	Citibank N.A.	2,233,095	02/24/28	0.20%	1D CORRA	Monthly	37,804
KION Group AG	Barclays Bank PLC	934,873	09/14/26	0.26%	1D ESTR	Monthly	(12,173)
Koninklijke Vopak NV	Barclays Bank PLC	684,706	09/14/26	0.26%	1D ESTR	Monthly	3,759
Kraft Heinz Co. (The)	Merrill Lynch International	891,924	02/15/28	0.20%	1D OBFR01	Monthly	14,268
KT&G Corp.	JPMorgan Chase Bank N.A.	854,446	02/10/26	0.35%	1D OBFR01	Monthly	(6,648)
Kuehne + Nagel International AG, Registered Shares	Merrill Lynch International	1,093,784	02/15/28	0.26%	SSARON	Monthly	(45,815)
Kyushu Financial Group, Inc.	Merrill Lynch International	845,050	03/15/28	-	1D P TONA	Monthly	28,891
Las Vegas Sands Corp.	Citibank N.A.	2,119,686	02/24/28	0.20%	1D OBFR01	Monthly	37,293
Lendlease Corp. Ltd.	JPMorgan Chase Bank N.A.	646,507	02/10/26	0.25%	1D AONIA	Monthly	(3,312)
Lenovo Group Ltd.	JPMorgan Chase Bank N.A.	785,204	02/10/26	0.30%	HONIA	Monthly	53,489
Lockheed Martin Corp.	Citibank N.A.	1,152,936	02/24/28	0.20%	1D OBFR01	Monthly	45,168
Lojas Renner SA	Merrill Lynch International	867,342	02/15/28	0.40%	1D OBFR01	Monthly	(66,307)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	954,005	09/14/26	0.26%	1D ESTR	Monthly	30,605
Macquarie Group Ltd.	JPMorgan Chase Bank N.A.	1,214,322	02/10/26	0.25%	1D AONIA	Monthly	(9,577)
Magellan Financial Group Ltd.	Merrill Lynch International	1,493,825	02/15/28	0.25%	1D AONIA	Monthly	(129,916)
Match Group, Inc.	Barclays Bank PLC	1,464,685	09/14/26	0.20%	1D OBFR01	Monthly	(44,821)
McKesson Corp.	Merrill Lynch International	989,929	02/15/28	-	1D OBFR01	Monthly	14,373
MGM China Holdings Ltd.	Merrill Lynch International	968,713	02/15/28	-	HONIA	Monthly	59,003
MGM Resorts International	Citibank N.A.	896,740	02/24/28	0.20%	1D OBFR01	Monthly	4,420
MISUMI Group, Inc.	JPMorgan Chase Bank N.A.	609,262	02/10/26	0.25%	1D P TONA	Monthly	(12,744)
Morinaga & Co. Ltd.	Merrill Lynch International	799,414	03/15/28	-	1D P TONA	Monthly	(26,750)
Mr. Price Group Ltd.	JPMorgan Chase Bank N.A.	1,871,185	02/11/26	0.40%	1D RAONON	Monthly	(55,182)
Murata Manufacturing Co. Ltd.	Citibank N.A.	973,377	02/26/26	0.25%	1D P TONA	Monthly	505
NatWest Group PLC	Barclays Bank PLC	1,793,983	09/14/26	0.25%	1D SONIA	Monthly	38,957
Nestle SA, Registered Shares	Citibank N.A.	1,575,121	02/26/26	0.26%	SSARON	Monthly	31,996
Netflix, Inc.	JPMorgan Chase Bank N.A.	1,735,879	02/09/26	0.20%	1D OBFR01	Monthly	(57,391)

70	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Next PLC	Merrill Lynch International	USD 1,719,725	02/15/28	0.25%	1D SONIA	Monthly	$47,336
Nichirei Corp.	Citibank N.A.	653,704	02/26/26	0.23%	1D P TONA	Monthly	(3,253)
Nihon Kohden Corp.	Barclays Bank PLC	1,470,208	08/14/26	0.25%	1D P TONA	Monthly	(57,595)
Nippon Shinyaku Co. Ltd.	Barclays Bank PLC	632,896	08/14/26	-	1D P TONA	Monthly	4,126
Nissan Chemical Corp.	Citibank N.A.	1,278,641	02/26/26	0.22%	1D P TONA	Monthly	(39,790)
Nissan Motor Co. Ltd.	Barclays Bank PLC	627,309	08/14/26	0.15%	1D P TONA	Monthly	(16,883)
Nomura Holdings, Inc.	JPMorgan Chase Bank N.A.	791,277	02/10/26	0.25%	1D P TONA	Monthly	220
Novartis AG, Registered Shares	Barclays Bank PLC	2,284,467	09/14/26	0.26%	SSARON	Monthly	94,233
NXP Semiconductors NV	Citibank N.A.	993,212	02/24/28	0.20%	1D OBFR01	Monthly	8,800
Omnicom Group, Inc.	Citibank N.A.	1,162,668	02/24/28	0.20%	1D OBFR01	Monthly	109,200
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.	1,450,342	02/09/26	0.20%	1D OBFR01	Monthly	67,396
Pandora A/S	Merrill Lynch International	1,103,338	02/15/28	0.26%	1W CIBOR	Monthly	(44,284)
Partners Group Holding AG	Merrill Lynch International	2,192,827	02/15/28	0.26%	SSARON	Monthly	(99,370)
PayPal Holdings, Inc.	Barclays Bank PLC	1,049,040	09/14/26	0.20%	1D OBFR01	Monthly	(9,610)
Pearson PLC	Merrill Lynch International	1,287,017	02/15/28	0.25%	1D SONIA	Monthly	19,900
Pfizer, Inc.	Citibank N.A.	1,127,476	02/24/28	0.20%	1D OBFR01	Monthly	67,536
Philip Morris International, Inc.	Barclays Bank PLC	907,088	09/14/26	0.20%	1D OBFR01	Monthly	1,232
Pinnacle West Capital Corp.	Merrill Lynch International	1,617,270	02/15/28	0.20%	1D OBFR01	Monthly	41,440
Pop Mart International Group Ltd.	Merrill Lynch International	965,182	02/15/28	0.30%	1D OBFR01	Monthly	28,121
Powszechny Zaklad Ubezpieczen SA	Merrill Lynch International	1,284,833	02/15/28	0.45%	1D OBFR01	Monthly	(158,696)
Principal Financial Group, Inc.	Citibank N.A.	1,315,360	02/24/28	0.20%	1D OBFR01	Monthly	11,200
Prudential Financial, Inc.	Merrill Lynch International	1,706,426	02/15/28	0.20%	1D OBFR01	Monthly	(25,838)
Rational AG	Barclays Bank PLC	1,150,863	09/14/26	0.26%	1D ESTR	Monthly	(4,594)
RB Global, Inc.	JPMorgan Chase Bank N.A.	1,095,149	02/09/26	0.20%	COBRO	Monthly	(33,676)
Regions Financial Corp.	Barclays Bank PLC	1,180,687	09/14/26	0.20%	1D OBFR01	Monthly	(4,585)
Renault SA	Citibank N.A.	1,128,300	02/26/26	0.26%	1D ESTR	Monthly	6,569
Rightmove PLC	Barclays Bank PLC	1,254,847	09/14/26	0.25%	1D SONIA	Monthly	(16,232)
Rolls-Royce Holdings PLC	Citibank N.A.	707,743	02/26/26	0.25%	1D SONIA	Monthly	28,458
Sage Group PLC (The)	Merrill Lynch International	1,693,546	02/15/28	0.25%	1D SONIA	Monthly	58,409
Salesforce, Inc.	Citibank N.A.	1,594,279	02/24/28	0.20%	1D OBFR01	Monthly	(77,479)
Sampo Oyj, A Shares	Barclays Bank PLC	885,540	09/14/26	0.26%	1D ESTR	Monthly	19,270
Sanofi SA	Citibank N.A.	2,345,431	02/26/26	0.26%	1D ESTR	Monthly	12,447
Santen Pharmaceutical Co. Ltd.	Merrill Lynch International	726,341	03/15/28	0.25%	1D P TONA	Monthly	(3,643)
Sanwa Holdings Corp.	JPMorgan Chase Bank N.A.	1,466,163	02/10/26	0.25%	1D P TONA	Monthly	(176,821)
Schneider Electric SE	Barclays Bank PLC	837,098	09/14/26	0.10%	1D ESTR	Monthly	35,466
Schroders PLC	Merrill Lynch International	1,668,611	02/15/28	0.25%	1D SONIA	Monthly	(2,133)
Scout24 SE	Barclays Bank PLC	1,227,773	09/14/26	0.26%	1D ESTR	Monthly	26,801
SEEK Ltd.	Merrill Lynch International	712,141	02/15/28	0.25%	1D AONIA	Monthly	9,522
Segro PLC	Citibank N.A.	1,513,791	02/26/26	0.25%	1D SONIA	Monthly	47,538
Shenzhou International Group Holdings Ltd.	JPMorgan Chase Bank N.A.	910,510	02/10/26	0.30%	HONIA	Monthly	21,285
Shimizu Corp.	Citibank N.A.	1,289,689	02/26/26	0.25%	1D P TONA	Monthly	(7,125)
Siemens Energy AG	JPMorgan Chase Bank N.A.	546,403	02/11/26	0.16%	1D ESTR	Monthly	65,009
Singapore Technologies Engineering Ltd.	JPMorgan Chase Bank N.A.	1,019,929	02/10/26	0.30%	1D OBFR01	Monthly	86,538
Skanska AB, B Shares	JPMorgan Chase Bank N.A.	951,967	02/11/26	0.26%	TN STIBOR	Monthly	42,143
Skyworks Solutions, Inc.	Merrill Lynch International	1,132,807	02/15/28	-	1D OBFR01	Monthly	60,383
St. James’s Place PLC	Merrill Lynch International	1,025,801	02/15/28	0.25%	1D SONIA	Monthly	4,552
Sun Life Financial, Inc.	Citibank N.A.	2,979,649	02/24/28	0.20%	1D CORRA	Monthly	28,799
Suzuki Motor Corp.	JPMorgan Chase Bank N.A.	951,408	02/10/26	0.25%	1D OBFR01	Monthly	45,875
Swire Pacific Ltd., Class A	Merrill Lynch International	849,472	02/15/28	-	HONIA	Monthly	(27,422)
Swire Properties Ltd.	JPMorgan Chase Bank N.A.	1,266,965	02/10/26	0.26%	HONIA	Monthly	2,974
Symrise AG	Merrill Lynch International	1,551,277	02/15/28	0.26%	1D ESTR	Monthly	(98,873)
Synchrony Financial	Merrill Lynch International	999,268	02/15/28	0.20%	1D OBFR01	Monthly	(68,513)
T Rowe Price Group, Inc.	Citibank N.A.	1,326,654	02/24/28	0.20%	1D OBFR01	Monthly	(33,390)
Tapestry, Inc.	Barclays Bank PLC	831,324	09/14/26	0.20%	1D OBFR01	Monthly	(4,818)
TE Connectivity PLC	JPMorgan Chase Bank N.A.	1,226,433	02/09/26	0.20%	1D OBFR01	Monthly	68,794
Techtronic Industries Co. Ltd.	Merrill Lynch International	621,457	02/15/28	0.30%	HONIA	Monthly	11,312
Teck Resources Ltd., Class B	Merrill Lynch International	642,593	02/15/28	-	CABROVER	Monthly	32,963
Teijin Ltd.	Barclays Bank PLC	1,148,793	08/14/26	-	1D P TONA	Monthly	(26,194)
Telenor ASA	Barclays Bank PLC	1,238,960	09/18/26	0.26%	NOWA	Monthly	10,530
Telia Co. AB	Citibank N.A.	1,080,049	02/26/26	0.26%	TN STIBOR	Monthly	21,332

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	71

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Textron, Inc.	Barclays Bank PLC	USD	2,329,371	09/14/26	0.20%	1D OBFR01	Monthly	$27,900
Toei Animation Co. Ltd.	Citibank N.A.		699,974	02/26/26	0.25%	1D P TONA	Monthly	3,903
TOTO Ltd.	Merrill Lynch International		757,951	03/15/28	-	1D P TONA	Monthly	(26,825)
Toyota Motor Corp.	Barclays Bank PLC		1,587,134	08/14/26	0.15%	1D P TONA	Monthly	(35,251)
TPG Telecom Ltd.	Merrill Lynch International		2,435,278	02/15/28	0.25%	1D AONIA	Monthly	89,990
Transmissora Alianca de Energia Eletrica S/A	JPMorgan Chase Bank N.A.		1,574,439	02/10/26	0.40%	1D OBFR01	Monthly	54,987
Transurban Group	Merrill Lynch International		2,142,043	02/15/28	0.25%	1D AONIA	Monthly	(106,510)
Trip.com Group Ltd.	JPMorgan Chase Bank N.A.		701,590	02/10/26	0.30%	HONIA	Monthly	(3,885)
UOL Group Ltd.	JPMorgan Chase Bank N.A.		1,229,423	02/10/26	0.30%	1D OBFR01	Monthly	70,538
Valero Energy Corp.	JPMorgan Chase Bank N.A.		991,435	02/09/26	0.20%	1D OBFR01	Monthly	81,203
Venture Corp. Ltd.	JPMorgan Chase Bank N.A.		1,421,303	02/10/26	0.30%	1D OBFR01	Monthly	12,784
Verisk Analytics, Inc.	JPMorgan Chase Bank N.A.		1,260,991	02/09/26	0.20%	1D OBFR01	Monthly	46,861
Verizon Communications, Inc.	Barclays Bank PLC		2,606,864	09/14/26	0.20%	1D OBFR01	Monthly	47,716
Viatris, Inc.	Barclays Bank PLC		1,071,537	09/14/26	0.20%	1D OBFR01	Monthly	13,503
VICI Properties, Inc.	Citibank N.A.		2,363,536	02/24/28	0.20%	1D OBFR01	Monthly	88,736
Vinci SA	Citibank N.A.		1,112,172	02/26/26	0.26%	1D ESTR	Monthly	13,501
Vodafone Group PLC	Citibank N.A.		1,056,622	02/26/26	0.10%	1D SONIA	Monthly	21,622
Volvo AB, B Shares	Citibank N.A.		996,805	02/26/26	0.26%	TN STIBOR	Monthly	(7,543)
Volvo Car AB, Class B	Citibank N.A.		650,079	02/26/26	0.26%	TN STIBOR	Monthly	20,750
Warehouses De Pauw CVA	Merrill Lynch International		1,502,600	02/15/28	0.26%	1D ESTR	Monthly	11,600
Waters Corp.	Merrill Lynch International		747,600	02/15/28	0.20%	1D OBFR01	Monthly	1,925
Wells Fargo & Co.	Barclays Bank PLC		1,779,844	09/14/26	0.20%	1D OBFR01	Monthly	(28,006)
Westinghouse Air Brake Technologies Corp.	Merrill Lynch International		1,374,882	02/15/28	0.20%	1D OBFR01	Monthly	88,549
Westpac Banking Corp.	Merrill Lynch International		976,413	02/15/28	0.25%	1D AONIA	Monthly	5,228
WH Group Ltd.	JPMorgan Chase Bank N.A.		986,494	02/10/26	0.30%	HONIA	Monthly	4,406
Wolters Kluwer NV	Barclays Bank PLC		1,159,826	09/14/26	0.26%	1D ESTR	Monthly	27,723
Workday, Inc., Class A	Barclays Bank PLC		1,063,565	09/14/26	0.20%	1D OBFR01	Monthly	(4,353)
Worley Ltd.	Merrill Lynch International		704,599	02/15/28	0.25%	1D AONIA	Monthly	(5,994)
Yamaha Corp.	Citibank N.A.		1,035,940	02/26/26	0.15%	1D P TONA	Monthly	(18,741)
Yum China Holdings, Inc.	Merrill Lynch International		1,107,429	02/15/28	0.30%	HONIA	Monthly	(4,678)
Zimmer Biomet Holdings, Inc.	Barclays Bank PLC		1,525,430	09/14/26	0.20%	1D OBFR01	Monthly	(47,930)
Zoetis, Inc., Class A	JPMorgan Chase Bank N.A.		1,167,980	02/09/26	0.20%	1D OBFR01	Monthly	(26,684)
Zurich Insurance Group AG	Merrill Lynch International		1,359,513	02/15/28	0.26%	1D OBFR01	Monthly	(1,424)

Total long positions of equity swaps								716,625

Short Contracts(b)
3M Co.	JPMorgan Chase Bank N.A.		(1,030,996)	02/09/26	(0.15)%	1D OBFR01	Monthly	6,808
Aeon Co. Ltd.	Barclays Bank PLC		(1,611,671)	08/14/26	(0.20)%	1D P TONA	Monthly	(13,641)
AGC, Inc.	Barclays Bank PLC		(1,333,676)	08/14/26	(0.17)%	1D P TONA	Monthly	(6,691)
AGC, Inc.	Merrill Lynch International		(456,290)	03/15/28	-	1D P TONA	Monthly	(6,805)
Ageas SA/NV	Merrill Lynch International		(2,519,378)	02/15/28	(0.26)%	1D ESTR	Monthly	1,743
Airtel Africa PLC	Citibank N.A.		(2,000,540)	02/26/26	(0.25)%	1D SONIA	Monthly	(172,447)
Ajinomoto Co., Inc.	Barclays Bank PLC		(1,026,940)	08/14/26	(0.15)%	1D P TONA	Monthly	9,183
Akamai Technologies, Inc.	Citibank N.A.		(835,812)	02/24/28	(0.15)%	1D OBFR01	Monthly	10,028
Alexandria Real Estate Equities, Inc.	Merrill Lynch International		(1,172,309)	02/15/28	(0.15)%	1D OBFR01	Monthly	30,551
Alfa SAB de CV, Class A	Merrill Lynch International		(855,259)	02/15/28	(0.50)%	TIIEFONDEO	Monthly	6,357
Align Technology, Inc.	Citibank N.A.		(925,231)	02/24/28	(0.15)%	1D OBFR01	Monthly	36,169
Allegion PLC	Citibank N.A.		(1,132,106)	02/24/28	(0.15)%	1D OBFR01	Monthly	(2,934)
Amadeus IT Group SA	Merrill Lynch International		(1,724,445)	02/15/28	(0.26)%	1D ESTR	Monthly	7,466
Amcor PLC	Citibank N.A.		(1,808,400)	02/24/28	(0.15)%	1D OBFR01	Monthly	15,344
American Express Co.	Merrill Lynch International		(1,162,149)	02/15/28	-	1D OBFR01	Monthly	32,805
ANA Holdings, Inc.	Barclays Bank PLC		(793,874)	08/14/26	(0.20)%	1D P TONA	Monthly	(157)
Anglogold Ashanti PLC	Merrill Lynch International		(1,008,351)	02/15/28	(0.35)%	1D OBFR01	Monthly	(45,991)
Ansell Ltd.	JPMorgan Chase Bank N.A.		(1,532,994)	02/10/26	(0.25)%	1D AONIA	Monthly	106,863
Aozora Bank Ltd.	JPMorgan Chase Bank N.A.		(665,885)	02/10/26	(1.25)%	1D P TONA	Monthly	(9,481)
Arkema SA	Barclays Bank PLC		(1,817,899)	09/14/26	(0.26)%	1D ESTR	Monthly	42,474
Arthur J. Gallagher & Co.	Merrill Lynch International		(1,649,580)	02/15/28	(0.15)%	1D OBFR01	Monthly	(115,938)
Aspen Pharmacare Holdings Ltd.	Merrill Lynch International		(956,213)	02/15/28	(0.35)%	1M JIBAR	Monthly	47,998
Atlantic Union Bankshares Corp.	JPMorgan Chase Bank N.A.		(266,108)	02/09/26	(0.15)%	1D OBFR01	Monthly	1,574
Axon Enterprise, Inc.	Barclays Bank PLC		(853,512)	09/14/26	(0.15)%	1D OBFR01	Monthly	64,108

72	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Baidu, Inc., Class A	JPMorgan Chase Bank N.A.	USD	(687,569)	02/10/26	(0.30)%	HONIA	Monthly	$(11,838)
Bank of Montreal	Citibank N.A.		(3,244,721)	02/24/28	(0.20)%	1D CORRA	Monthly	(39,047)
Bank of New York Mellon Corp. (The)	Merrill Lynch International		(1,306,720)	02/15/28	-	1D OBFR01	Monthly	(800)
Barratt Redrow PLC	Citibank N.A.		(2,448,725)	02/26/26	(0.25)%	1D SONIA	Monthly	(131,350)
Barry Callebaut AG, Registered Shares	Barclays Bank PLC		(1,744,112)	09/14/26	(0.26)%	SSARON	Monthly	(46,266)
BASF SE	Barclays Bank PLC		(1,466,967)	09/14/26	(0.26)%	1D ESTR	Monthly	(11,974)
Baxter International, Inc.	JPMorgan Chase Bank N.A.		(1,503,485)	02/09/26	(0.15)%	1D OBFR01	Monthly	68,975
Beazley PLC	Citibank N.A.		(1,074,653)	02/26/26	(0.25)%	1D SONIA	Monthly	(85,971)
Bechtle AG	Citibank N.A.		(1,231,581)	02/26/26	(0.26)%	1D ESTR	Monthly	(30,466)
BeOne Medicines Ltd., Class H	Merrill Lynch International		(981,448)	02/15/28	(0.15)%	HONIA	Monthly	(40,518)
Berkshire Hathaway, Inc., Class B	Citibank N.A.		(1,974,840)	02/24/28	(0.15)%	1D OBFR01	Monthly	(36,120)
BioMerieux	Citibank N.A.		(1,578,956)	02/26/26	(0.26)%	1D ESTR	Monthly	(4,822)
BIPROGY, Inc.	Merrill Lynch International		(837,462)	03/15/28	(0.15)%	1D OBFR01	Monthly	50,101
BKW AG	Barclays Bank PLC		(3,505,734)	09/14/26	(0.26)%	SSARON	Monthly	(118,960)
Block, Inc., Class A	JPMorgan Chase Bank N.A.		(1,506,166)	02/09/26	(0.15)%	1D OBFR01	Monthly	67,993
BlueScope Steel Ltd.	JPMorgan Chase Bank N.A.		(1,658,041)	02/10/26	(0.25)%	1D AONIA	Monthly	4,242
Brookfield Asset Management Ltd., Class A	Citibank N.A.		(1,706,487)	02/24/28	(0.20)%	1D CORRA	Monthly	113,040
BT Group PLC	Citibank N.A.		(982,386)	02/26/26	(0.25)%	1D SONIA	Monthly	28,944
BXP, Inc.	Citibank N.A.		(1,165,887)	02/24/28	(0.15)%	1D OBFR01	Monthly	21,051
Camden Property Trust	Citibank N.A.		(1,244,070)	02/24/28	(0.15)%	1D OBFR01	Monthly	16,100
Canadian Pacific Kansas City Ltd.	Citibank N.A.		(1,495,320)	02/24/28	(0.20)%	1D CORRA	Monthly	(9,120)
CAR Group Ltd.	JPMorgan Chase Bank N.A.		(1,109,767)	02/10/26	(0.25)%	1D AONIA	Monthly	76,134
Carl Zeiss Meditec AG	Citibank N.A.		(867,947)	02/26/26	(1.00)%	1D ESTR	Monthly	54,808
Cencora, Inc.	Barclays Bank PLC		(1,386,192)	09/14/26	(0.15)%	1D OBFR01	Monthly	(113,952)
CH Robinson Worldwide, Inc.	Merrill Lynch International		(1,652,548)	02/15/28	(0.15)%	1D OBFR01	Monthly	10,788
Chailease Holding Co. Ltd.	JPMorgan Chase Bank N.A.		(610,565)	02/10/26	(0.50)%	1D OBFR01	Monthly	18,121
China Construction Bank Corp., Class H	Merrill Lynch International		(1,287,691)	02/15/28	(0.15)%	HONIA	Monthly	47,489
China Everbright Bank Co. Ltd., Class H	Merrill Lynch International		(723,104)	02/15/28	(0.30)%	HONIA	Monthly	49,869
China Life Insurance Co. Ltd., Class H	Merrill Lynch International		(862,966)	02/15/28	(0.15)%	HONIA	Monthly	33,219
China Merchants Bank Co. Ltd., Class H	JPMorgan Chase Bank N.A.		(963,805)	02/10/26	(0.30)%	HONIA	Monthly	18,179
Cie Generale des Etablissements Michelin SCA	Barclays Bank PLC		(1,450,888)	09/14/26	(0.26)%	1D ESTR	Monthly	(466)
Cigna Group (The)	Barclays Bank PLC		(750,412)	09/14/26	(0.15)%	1D OBFR01	Monthly	962
City Developments Ltd.	JPMorgan Chase Bank N.A.		(1,246,956)	02/10/26	(0.30)%	1D OBFR01	Monthly	(31,866)
Coca-Cola Europacific Partners PLC	Barclays Bank PLC		(1,073,069)	09/14/26	(0.25)%	1D SONIA	Monthly	(34,180)
Commerzbank AG	Barclays Bank PLC		(1,041,758)	09/14/26	(0.26)%	1D ESTR	Monthly	(18,378)
Community Financial System, Inc.	JPMorgan Chase Bank N.A.		(403,481)	02/09/26	(0.15)%	1D OBFR01	Monthly	10,651
ConocoPhillips	Merrill Lynch International		(668,076)	02/15/28	-	1D OBFR01	Monthly	5,946
Continental AG	Barclays Bank PLC		(1,262,010)	09/14/26	(0.26)%	1D ESTR	Monthly	(8,185)
CoStar Group, Inc.	Citibank N.A.		(716,373)	02/24/28	(0.15)%	1D OBFR01	Monthly	16,102
CPFL Energia SA	Merrill Lynch International		(1,663,045)	02/15/28	-	1D OBFR01	Monthly	(36,823)
Croda International PLC	Barclays Bank PLC		(1,636,350)	09/14/26	(0.25)%	1D SONIA	Monthly	(22,162)
CVB Financial Corp.	JPMorgan Chase Bank N.A.		(364,650)	02/09/26	(0.15)%	1D OBFR01	Monthly	23,287
Daito Trust Construction Co. Ltd.	Barclays Bank PLC		(166,751)	08/14/26	(0.15)%	1D P TONA	Monthly	2,192
Daito Trust Construction Co. Ltd.	Merrill Lynch International		(991,378)	03/15/28	(0.15)%	1D P TONA	Monthly	4,022
Danone SA	JPMorgan Chase Bank N.A.		(1,692,696)	02/11/26	(0.26)%	1D ESTR	Monthly	11,024
Davide Campari-Milano NV	Merrill Lynch International		(1,158,694)	02/15/28	(0.26)%	1D ESTR	Monthly	53,338
DCC PLC	Citibank N.A.		(1,872,445)	02/26/26	(0.25)%	1D SONIA	Monthly	(7,215)
Demant A/S	Merrill Lynch International		(1,043,414)	02/15/28	(0.26)%	1W CIBOR	Monthly	100,009
Diamondback Energy, Inc.	Barclays Bank PLC		(766,308)	09/14/26	(0.15)%	1D OBFR01	Monthly	(20,742)
Disco Corp.	Barclays Bank PLC		(612,456)	08/14/26	(0.15)%	1D P TONA	Monthly	16,729
Dr Ing hc F Porsche AG, NVS	Barclays Bank PLC		(729,066)	09/14/26	(0.26)%	1D ESTR	Monthly	1,819
DWS Group GmbH & Co. KGaA	Merrill Lynch International		(278,162)	02/15/28	(0.26)%	1D ESTR	Monthly	(4,457)
Ecolab, Inc.	Citibank N.A.		(1,362,159)	02/24/28	(0.15)%	1D OBFR01	Monthly	(34,527)
Edenred SE	Barclays Bank PLC		(1,076,623)	09/14/26	(0.26)%	1D ESTR	Monthly	(9,328)
Enbridge, Inc.	Citibank N.A.		(1,741,223)	02/24/28	(0.20)%	1D OBFR01	Monthly	(54,765)
Endesa SA	Merrill Lynch International		(1,720,778)	02/15/28	(0.26)%	1D ESTR	Monthly	(29,858)
Energisa S/A	Merrill Lynch International		(1,069,716)	02/15/28	(0.40)%	1D OBFR01	Monthly	(29,361)
Engie Brasil Energia SA	Merrill Lynch International		(732,956)	02/15/28	(9.50)%	1D OBFR01	Monthly	540
Eurofins Scientific SE	Barclays Bank PLC		(875,714)	09/14/26	(0.26)%	1D ESTR	Monthly	7,890
Evolution Mining Ltd.	JPMorgan Chase Bank N.A.		(648,215)	02/10/26	(0.25)%	1D AONIA	Monthly	(133,785)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	73

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Expand Energy Corp.	Citibank N.A.	USD (1,984,852)	02/24/28	(0.15)%	1D OBFR01	Monthly	$(161,196)
Exxon Mobil Corp.	Citibank N.A.	(1,691,502)	02/24/28	(0.15)%	1D OBFR01	Monthly	(11,023)
Fastenal Co.	Barclays Bank PLC	(937,688)	09/14/26	(0.15)%	1D OBFR01	Monthly	(38,208)
FedEx Corp.	Citibank N.A.	(1,058,552)	02/24/28	(0.15)%	1D OBFR01	Monthly	(26,174)
First Solar, Inc.	Merrill Lynch International	(621,000)	02/15/28	(0.15)%	1D OBFR01	Monthly	(40,590)
FirstEnergy Corp.	Barclays Bank PLC	(1,797,651)	09/14/26	(0.15)%	1D OBFR01	Monthly	(99,297)
Food & Life Cos. Ltd.	Merrill Lynch International	(651,725)	03/15/28	(0.15)%	1D P TONA	Monthly	(11,287)
Franco-Nevada Corp.	Merrill Lynch International	(1,513,318)	02/15/28	-	CABROVER	Monthly	(67,028)
Fresenius SE & Co. KGaA	Citibank N.A.	(1,498,986)	02/26/26	(0.08)%	1D ESTR	Monthly	(26,689)
Fujitsu Ltd.	Merrill Lynch International	(1,958,243)	03/15/28	(0.15)%	1D P TONA	Monthly	126,147
Genting Singapore Ltd.	Merrill Lynch International	(1,724,335)	02/15/28	(0.30)%	1D OBFR01	Monthly	44,764
Genuine Parts Co.	Citibank N.A.	(2,194,574)	02/24/28	(0.15)%	1D OBFR01	Monthly	(9,166)
Georg Fischer AG, Registered Shares	Barclays Bank PLC	(1,179,072)	09/14/26	(0.26)%	SSARON	Monthly	(15,445)
Great-West Lifeco, Inc.	Citibank N.A.	(737,303)	02/24/28	(0.20)%	1D CORRA	Monthly	(25,666)
Great-West Lifeco, Inc.	Merrill Lynch International	(886,476)	02/15/28	(0.20)%	CABROVER	Monthly	(38,827)
Grupo Carso SAB de CV	Merrill Lynch International	(329,585)	02/15/28	(0.50)%	TIIEFONDEO	Monthly	(1,479)
H & M Hennes & Mauritz AB, B Shares	Citibank N.A.	(14,574)	02/26/26	(0.75)%	TN STIBOR	Monthly	(2,250)
H & M Hennes & Mauritz AB, B Shares	Merrill Lynch International	(766,110)	02/15/28	(0.50)%	1D STIBOR	Monthly	(144,273)
Halliburton Co.	Citibank N.A.	(764,218)	02/24/28	(0.15)%	1D OBFR01	Monthly	(67,262)
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(1,252,310)	08/14/26	(0.20)%	1D P TONA	Monthly	10,820
Hannover Rueck SE	Merrill Lynch International	(1,164,658)	02/15/28	(0.26)%	1D ESTR	Monthly	(42,378)
Hapvida Participacoes e Investimentos S/A	Merrill Lynch International	(560,881)	02/15/28	(0.40)%	1D OBFR01	Monthly	49,628
Heiwa Corp.	Barclays Bank PLC	(1,159,067)	08/14/26	(0.39)%	1D P TONA	Monthly	32,151
Holmen AB, B Shares	Citibank N.A.	(2,414,957)	02/26/26	(0.26)%	1D OBFR01	Monthly	(5,264)
HSBC Holdings PLC	Barclays Bank PLC	(1,059,973)	09/14/26	0.05%	1D SONIA	Monthly	(18,270)
Hua Nan Financial Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	(591,827)	02/10/26	(0.36)%	1D OBFR01	Monthly	(10,837)
HUTCHMED China Ltd.	JPMorgan Chase Bank N.A.	(28,144)	02/10/26	(0.34)%	HONIA	Monthly	161
HUTCHMED China Ltd.	Merrill Lynch International	(330,917)	02/15/28	(0.90)%	HONIA	Monthly	15,763
IDEXX Laboratories, Inc.	Barclays Bank PLC	(837,330)	09/14/26	(0.15)%	1D OBFR01	Monthly	6,773
Iluka Resources Ltd.	JPMorgan Chase Bank N.A.	(1,122,092)	02/10/26	(0.25)%	1D OBFR01	Monthly	(2,289)
IMCD NV	Barclays Bank PLC	(1,987,655)	09/14/26	(0.26)%	1D ESTR	Monthly	59,812
IMI PLC	Citibank N.A.	(1,219,717)	02/26/26	(0.25)%	1D SONIA	Monthly	(312)
Informa PLC	Barclays Bank PLC	(1,440,506)	09/14/26	(0.25)%	1D SONIA	Monthly	(3,737)
InPost SA	Merrill Lynch International	(721,210)	02/15/28	(0.26)%	1D ESTR	Monthly	(2,752)
International Business Machines Corp.	Barclays Bank PLC	(1,088,247)	09/14/26	(0.15)%	1D OBFR01	Monthly	(40,392)
International Paper Co.	Barclays Bank PLC	(84,632)	09/14/26	(0.75)%	1D SONIA	Monthly	1,349
International Paper Co.	JPMorgan Chase Bank N.A.	(717,222)	02/11/26	(0.50)%	1D SONIA	Monthly	15,502
International Paper Co.	Merrill Lynch International	(2,708,214)	02/15/28	-	1D OBFR01	Monthly	(47,946)
Investment AB Latour, B Shares	Citibank N.A.	(2,340,465)	02/26/26	(0.26)%	TN STIBOR	Monthly	39,628
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	(10,426,606)	02/24/28	(0.38)%	1D OBFR01	Monthly	16,668
iShares iBoxx $ Investment Grade Corporate Bond ETF	JPMorgan Chase Bank N.A.	(12,769,492)	02/09/26	(0.59)%	1D OBFR01	Monthly	10,302
iShares iBoxx $ Investment Grade Corporate Bond ETF	Merrill Lynch International	(9,660,938)	02/15/28	(0.50)%	1D OBFR01	Monthly	76,524
iShares Preferred & Income Securities ETF	Merrill Lynch International	(14,011,650)	02/15/28	(0.50)%	1D OBFR01	Monthly	209,520
Itausa SA, NVS	JPMorgan Chase Bank N.A.	(1,057,808)	02/10/26	(0.40)%	1D OBFR01	Monthly	(40,978)
J M Smucker Co. (The)	Merrill Lynch International	(1,142,847)	02/15/28	-	1D OBFR01	Monthly	(8,313)
Jardine Matheson Holdings Ltd.	JPMorgan Chase Bank N.A.	(1,764,231)	02/10/26	(0.30)%	1D OBFR01	Monthly	(97,431)
JD Sports Fashion PLC	Citibank N.A.	(794,040)	02/26/26	(0.25)%	1D OBFR01	Monthly	(77,624)
Johnson & Johnson	Merrill Lynch International	(1,490,160)	02/15/28	(0.15)%	1D OBFR01	Monthly	(67,368)
Johnson Controls International PLC	Barclays Bank PLC	(950,323)	09/14/26	(0.15)%	1D OBFR01	Monthly	(6,242)
Kering SA	Barclays Bank PLC	(1,804,515)	09/14/26	(0.26)%	1D ESTR	Monthly	(139,050)
KeyCorp	Barclays Bank PLC	(2,467,296)	09/14/26	(0.15)%	1D OBFR01	Monthly	3,954
Kirin Holdings Co. Ltd.	Barclays Bank PLC	(1,719,623)	08/14/26	(0.19)%	1D P TONA	Monthly	1,045
Kirin Holdings Co. Ltd.	Merrill Lynch International	(301,260)	03/15/28	(0.15)%	1D P TONA	Monthly	(2,018)
KKR & Co., Inc.	Citibank N.A.	(2,027,910)	02/24/28	(0.15)%	1D OBFR01	Monthly	234,600
Klabin SA	Merrill Lynch International	(1,413,623)	02/15/28	(0.40)%	1D OBFR01	Monthly	29,735
Kusuri no Aoki Holdings Co. Ltd.	Merrill Lynch International	(837,843)	03/15/28	(0.15)%	1D OBFR01	Monthly	(11,974)
Kyowa Kirin Co. Ltd.	Barclays Bank PLC	(990,201)	08/14/26	(0.20)%	1D P TONA	Monthly	10,045
Land Securities Group PLC	Barclays Bank PLC	(1,392,245)	09/14/26	(0.25)%	1D SONIA	Monthly	(8,227)

74	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Lennar Corp., Class A	Merrill Lynch International	USD (791,184)	02/15/28	-	1D OBFR01	Monthly	$9,736
Li Auto, Inc., Class A	Merrill Lynch International	(1,141,037)	02/15/28	(0.30)%	HONIA	Monthly	(21,425)
Lifco AB, B Shares	Citibank N.A.	(668,827)	02/26/26	(0.26)%	TN STIBOR	Monthly	11,949
Lululemon Athletica, Inc.	Barclays Bank PLC	(588,974)	09/14/26	(0.15)%	1D OBFR01	Monthly	1,805
M3, Inc.	Barclays Bank PLC	(780,080)	08/14/26	(0.20)%	1D P TONA	Monthly	(19,623)
Marvell Technology, Inc.	JPMorgan Chase Bank N.A.	(627,534)	02/09/26	(0.15)%	1D OBFR01	Monthly	(78,654)
MEIJI Holdings Co. Ltd.	Barclays Bank PLC	(163,544)	08/14/26	(0.20)%	1D P TONA	Monthly	3,882
MEIJI Holdings Co. Ltd.	Merrill Lynch International	(1,034,050)	03/15/28	(0.15)%	1D P TONA	Monthly	28,385
Mid-America Apartment Communities, Inc.	Merrill Lynch International	(1,110,819)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,952
MINEBEA MITSUMI, Inc.	Merrill Lynch International	(991,731)	03/15/28	-	1D OBFR01	Monthly	(6,059)
Mitsubishi HC Capital, Inc.	Barclays Bank PLC	(1,478,981)	08/14/26	(0.15)%	1D P TONA	Monthly	20,143
Molson Coors Beverage Co., Class B	Barclays Bank PLC	(1,830,654)	09/14/26	(0.15)%	1D OBFR01	Monthly	(6,496)
Moncler SpA	Citibank N.A.	(1,440,735)	02/26/26	(0.26)%	1D ESTR	Monthly	10,599
Morgan Stanley	Barclays Bank PLC	(2,041,017)	09/14/26	(0.15)%	1D OBFR01	Monthly	22,225
MTR Corp. Ltd.	Merrill Lynch International	(1,731,759)	02/15/28	(0.30)%	HONIA	Monthly	24,920
MultiChoice Group	JPMorgan Chase Bank N.A.	(1,162,915)	02/11/26	(0.40)%	1D RAONON	Monthly	(23,398)
MultiChoice Group	Merrill Lynch International	(1,087,252)	02/15/28	(0.35)%	1M JIBAR	Monthly	(7,694)
National Bank of Canada	Citibank N.A.	(163,775)	02/24/28	(0.20)%	1D CORRA	Monthly	4,441
National Bank of Canada	Merrill Lynch International	(1,428,714)	02/15/28	-	CABROVER	Monthly	26,575
NEC Corp.	Merrill Lynch International	(1,188,937)	03/15/28	-	1D P TONA	Monthly	(27,408)
News Corp., Class A, NVS	Merrill Lynch International	(2,295,552)	02/15/28	(0.15)%	1D OBFR01	Monthly	(62,976)
NIKE, Inc., Class B	Merrill Lynch International	(853,439)	02/15/28	(0.15)%	1D OBFR01	Monthly	37,598
Nissin Foods Holdings Co. Ltd.	Barclays Bank PLC	(1,006,463)	08/14/26	(0.20)%	1D P TONA	Monthly	30,776
Nordea Bank Abp	Barclays Bank PLC	(1,756,963)	09/14/26	(0.26)%	1D STIBOR	Monthly	(35,034)
Nordson Corp.	Merrill Lynch International	(1,265,152)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,768)
Norfolk Southern Corp.	Merrill Lynch International	(1,967,836)	02/15/28	(0.15)%	1D OBFR01	Monthly	(165,075)
Northern Star Resources Ltd.	JPMorgan Chase Bank N.A.	(1,600,983)	02/10/26	(0.25)%	1D AONIA	Monthly	(277,540)
Norwegian Cruise Line Holdings Ltd.	Citibank N.A.	(1,188,816)	02/24/28	(0.15)%	1D OBFR01	Monthly	36,132
Novonesis Novozymes B	JPMorgan Chase Bank N.A.	(1,699,773)	02/11/26	(0.26)%	DESTR	Monthly	44,238
NU Holdings Ltd., Class A	Barclays Bank PLC	(867,160)	09/14/26	(0.15)%	1D OBFR01	Monthly	15,428
Obic Co. Ltd.	Barclays Bank PLC	(994,208)	08/14/26	(0.15)%	1D P TONA	Monthly	39,224
Occidental Petroleum Corp.	Citibank N.A.	(1,157,728)	02/24/28	(0.15)%	1D OBFR01	Monthly	(37,697)
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC	(1,961,522)	08/14/26	(0.15)%	1D P TONA	Monthly	7,835
O’Reilly Automotive, Inc.	Merrill Lynch International	(1,692,428)	02/15/28	-	1D OBFR01	Monthly	(21,751)
Orlen SA	JPMorgan Chase Bank N.A.	(1,149,192)	02/11/26	(0.50)%	1D OBFR01	Monthly	(49,300)
Packaging Corp. of America	Citibank N.A.	(1,829,306)	02/24/28	(0.15)%	1D OBFR01	Monthly	(44,892)
Palo Alto Networks, Inc.	Citibank N.A.	(813,308)	02/24/28	(0.15)%	1D OBFR01	Monthly	(1,172)
Pan Pacific International Holdings Corp.	Barclays Bank PLC	(250,482)	08/14/26	(0.15)%	1D P TONA	Monthly	3,584
Pan Pacific International Holdings Corp.	Merrill Lynch International	(508,737)	03/15/28	(0.15)%	1D P TONA	Monthly	24,817
Parker-Hannifin Corp.	Barclays Bank PLC	(1,823,880)	09/14/26	(0.15)%	1D OBFR01	Monthly	4,320
Paychex, Inc.	Barclays Bank PLC	(1,222,262)	09/14/26	(0.15)%	1D OBFR01	Monthly	18,042
Pentair PLC	Citibank N.A.	(1,034,846)	02/24/28	(0.15)%	1D OBFR01	Monthly	(6,298)
Pernod Ricard SA	Citibank N.A.	(1,835,181)	02/26/26	(0.26)%	1D ESTR	Monthly	63,070
Persimmon PLC	Barclays Bank PLC	(740,024)	09/14/26	(0.25)%	1D SONIA	Monthly	(39,542)
Pool Corp.	Citibank N.A.	(1,406,753)	02/24/28	(0.15)%	1D OBFR01	Monthly	11,438
Postal Savings Bank of China Co. Ltd., Class H	Merrill Lynch International	(1,218,150)	02/15/28	(0.30)%	HONIA	Monthly	79,038
PPL Corp.	JPMorgan Chase Bank N.A.	(1,450,955)	02/09/26	(0.15)%	1D OBFR01	Monthly	(61,457)
Procter & Gamble Co. (The)	Barclays Bank PLC	(1,362,323)	09/14/26	(0.15)%	1D OBFR01	Monthly	(5,162)
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.	(510,256)	02/09/26	(0.15)%	1D OBFR01	Monthly	15,897
Quanta Services, Inc.	Barclays Bank PLC	(1,148,458)	09/14/26	(0.15)%	1D OBFR01	Monthly	(53,360)
Rengo Co. Ltd.	Barclays Bank PLC	(122,234)	08/14/26	(0.17)%	1D P TONA	Monthly	2,239
Restaurant Brands International, Inc.	Citibank N.A.	(2,547,668)	02/24/28	(0.20)%	1D CORRA	Monthly	844
Revvity, Inc.	JPMorgan Chase Bank N.A.	(1,388,098)	02/09/26	(0.15)%	1D OBFR01	Monthly	(23,067)
Rheinmetall AG	Merrill Lynch International	(695,642)	02/15/28	(0.26)%	1D ESTR	Monthly	(6,109)
ROCKWOOL A/S, B Shares	Merrill Lynch International	(1,167,150)	02/15/28	(0.26)%	1W CIBOR	Monthly	22,612
Ryohin Keikaku Co. Ltd.	Merrill Lynch International	(994,973)	03/15/28	(0.15)%	1D P TONA	Monthly	59,806
Sandoz Group AG	JPMorgan Chase Bank N.A.	(1,624,110)	02/11/26	(0.26)%	SSARON	Monthly	(10,100)
SBA Communications Corp., Class A	Merrill Lynch International	(832,219)	02/15/28	(0.15)%	1D OBFR01	Monthly	20,149
SBI Holdings, Inc.	Barclays Bank PLC	(1,270,620)	08/14/26	(0.15)%	1D P TONA	Monthly	16,741
SBI Holdings, Inc.	Merrill Lynch International	(91,690)	03/15/28	(0.15)%	1D P TONA	Monthly	261

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	75

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
SCSK Corp.	Barclays Bank PLC	USD (1,207,398)	08/14/26	(0.20)%	1D P TONA	Monthly	$34,016
SCSK Corp.	Merrill Lynch International	(475,440)	03/15/28	(0.15)%	1D P TONA	Monthly	41,409
Seagate Technology Holdings PLC	JPMorgan Chase Bank N.A.	(756,960)	02/09/26	(0.15)%	1D OBFR01	Monthly	(187,280)
Seatrium Ltd.	JPMorgan Chase Bank N.A.	(949,938)	02/10/26	(1.50)%	1D OBFR01	Monthly	(8,941)
SEB SA	Merrill Lynch International	(1,287,597)	02/15/28	(0.26)%	1D ESTR	Monthly	(56,269)
Seino Holdings Co. Ltd.	Merrill Lynch International	(1,023,265)	03/15/28	(0.15)%	1D P TONA	Monthly	45,299
Sembcorp Industries Ltd.	Merrill Lynch International	(1,957,468)	02/15/28	(0.30)%	1D OBFR01	Monthly	34,390
ServisFirst Bancshares, Inc.	JPMorgan Chase Bank N.A.	(540,351)	02/09/26	(0.15)%	1D OBFR01	Monthly	37,119
Seven Bank Ltd.	Barclays Bank PLC	(1,452,368)	08/14/26	(0.20)%	1D P TONA	Monthly	(17,568)
SG Holdings Co. Ltd.	Barclays Bank PLC	(975,767)	08/14/26	(0.20)%	1D P TONA	Monthly	39,926
SG Holdings Co. Ltd.	Merrill Lynch International	(222,994)	03/15/28	(0.15)%	1D P TONA	Monthly	10,208
SGH Ltd.	JPMorgan Chase Bank N.A.	(2,202,858)	02/10/26	(0.25)%	1D AONIA	Monthly	(15,407)
Sherwin-Williams Co. (The)	Merrill Lynch International	(1,071,240)	02/15/28	(0.15)%	1D OBFR01	Monthly	32,460
Shimadzu Corp.	Barclays Bank PLC	(782,763)	08/14/26	(0.20)%	1D P TONA	Monthly	(1,501)
Shimadzu Corp.	Merrill Lynch International	(75,322)	03/15/28	(0.15)%	1D P TONA	Monthly	(330)
Shopify, Inc., Class A	Merrill Lynch International	(687,379)	02/15/28	(0.20)%	CABROVER	Monthly	3,973
Siemens AG, Registered Shares	Barclays Bank PLC	(1,359,419)	09/14/26	0.15%	1D ESTR	Monthly	(17,469)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(929,835)	02/10/26	(0.25)%	1D AONIA	Monthly	16,077
Sino Land Co. Ltd.	Merrill Lynch International	(1,943,975)	02/15/28	-	HONIA	Monthly	39,899
SLC Agricola SA	Merrill Lynch International	(1,075,536)	02/15/28	(0.40)%	1D OBFR01	Monthly	45,674
Smiths Group PLC	Barclays Bank PLC	(766,292)	09/14/26	(0.25)%	1D SONIA	Monthly	(26,337)
Smurfit WestRock PLC	Citibank N.A.	(1,457,304)	02/24/28	(0.15)%	1D OBFR01	Monthly	18,438
Sofina SA	Merrill Lynch International	(829,067)	02/15/28	(0.26)%	1D ESTR	Monthly	1,177
Sofina SA, Rights	Merrill Lynch International	-	02/15/28	-	1D ESTR	Monthly	(6,246)
Sonova Holding AG, Registered Shares	Citibank N.A.	(1,574,818)	02/26/26	(0.26)%	SSARON	Monthly	93,564
Spirax Group PLC	Barclays Bank PLC	(1,130,531)	09/14/26	(0.25)%	1D SONIA	Monthly	25,524
Steadfast Group Ltd.	JPMorgan Chase Bank N.A.	(1,366,850)	02/10/26	(0.25)%	1D AONIA	Monthly	41,852
Sugi Holdings Co. Ltd.	Barclays Bank PLC	(896,673)	08/14/26	(0.15)%	1D P TONA	Monthly	16,537
Super Micro Computer, Inc.	Merrill Lynch International	(662,548)	02/15/28	(0.15)%	1D OBFR01	Monthly	(37,376)
Swatch Group AG (The)	Barclays Bank PLC	(744,677)	09/14/26	(0.26)%	1D OBFR01	Monthly	7,585
Swiss Re AG	JPMorgan Chase Bank N.A.	(1,811,155)	02/11/26	(0.26)%	1D OBFR01	Monthly	(83,260)
Swisscom AG, Registered Shares	Barclays Bank PLC	(1,517,824)	09/14/26	(0.26)%	SSARON	Monthly	(8,561)
Synnex Technology International Corp.	JPMorgan Chase Bank N.A.	(242,373)	02/10/26	(0.21)%	1D OBFR01	Monthly	(8,819)
Synopsys, Inc.	Barclays Bank PLC	(1,853,244)	09/14/26	(0.15)%	1D OBFR01	Monthly	77,040
Taiwan Mobile Co. Ltd.	JPMorgan Chase Bank N.A.	(1,096,359)	02/10/26	(0.15)%	1D OBFR01	Monthly	(21,585)
Target Corp.	Citibank N.A.	(1,368,430)	02/24/28	(0.15)%	1D OBFR01	Monthly	(48,830)
TechnoPro Holdings, Inc.	Citibank N.A.	(159,467)	02/26/26	(0.25)%	1D P TONA	Monthly	(715)
Telecom Italia SpA/Milano	Merrill Lynch International	(790,614)	02/15/28	(0.26)%	1D ESTR	Monthly	(31,032)
Teledyne Technologies, Inc.	Merrill Lynch International	(2,560,636)	02/15/28	(0.15)%	1D OBFR01	Monthly	(135,148)
Telstra Group Ltd.	JPMorgan Chase Bank N.A.	(1,747,113)	02/10/26	(0.25)%	1D AONIA	Monthly	11,498
TELUS Corp.	Citibank N.A.	(2,127,675)	02/24/28	(0.20)%	1D CORRA	Monthly	(6,521)
Temenos AG, Registered Shares	Barclays Bank PLC	(695,735)	09/14/26	(0.26)%	SSARON	Monthly	(2,750)
Tokyo Electron Ltd.	Barclays Bank PLC	(809,413)	08/14/26	(0.15)%	1D P TONA	Monthly	11,711
Tourmaline Oil Corp.	Citibank N.A.	(1,837,216)	02/24/28	(0.20)%	1D CORRA	Monthly	60,379
Toyota Industries Corp.	Barclays Bank PLC	(687,609)	08/14/26	(0.20)%	1D P TONA	Monthly	1,551
Truist Financial Corp.	JPMorgan Chase Bank N.A.	(2,300,500)	02/09/26	(0.15)%	1D OBFR01	Monthly	14,500
UDR, Inc.	Barclays Bank PLC	(1,083,760)	09/14/26	(0.15)%	1D OBFR01	Monthly	(11,684)
UNITE Group PLC (The)	Citibank N.A.	(1,125,934)	02/26/26	(0.25)%	1D SONIA	Monthly	(15,929)
UNITE Group PLC (The)	JPMorgan Chase Bank N.A.	(1,833,688)	02/11/26	(0.31)%	1D SONIA	Monthly	(40,363)
United Parcel Service, Inc., Class B	JPMorgan Chase Bank N.A.	(1,147,012)	02/09/26	(0.15)%	1D OBFR01	Monthly	11,004
United Rentals, Inc.	Barclays Bank PLC	(1,131,918)	09/14/26	(0.15)%	1D OBFR01	Monthly	(13,674)
Vanguard Intermediate-Term Corporate Bond ETF	JPMorgan Chase Bank N.A.	(8,631,770)	02/09/26	(1.34)%	1D OBFR01	Monthly	4,103
Volkswagen AG, Preference Shares, NVS	Barclays Bank PLC	(839,393)	09/14/26	(0.26)%	1D ESTR	Monthly	(6,047)
W R Berkley Corp.	Barclays Bank PLC	(1,725,135)	09/14/26	(0.15)%	1D OBFR01	Monthly	(75,435)
Wartsila Oyj Abp	Citibank N.A.	(1,231,346)	02/26/26	(0.26)%	1D ESTR	Monthly	(13,433)
Wesfarmers Ltd.	JPMorgan Chase Bank N.A.	(1,342,297)	02/10/26	(0.25)%	1D AONIA	Monthly	(2,119)
Wharf Holdings Ltd. (The)	Merrill Lynch International	(617,195)	02/15/28	(0.30)%	HONIA	Monthly	36,520
Wharf Real Estate Investment Co. Ltd.	Merrill Lynch International	(1,330,063)	02/15/28	(0.30)%	HONIA	Monthly	69,215
Whitbread PLC	Citibank N.A.	(1,451,362)	02/26/26	(0.25)%	1D SONIA	Monthly	(45,461)

76	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Whitecap Resources, Inc.	Merrill Lynch International	USD (814,975)	02/15/28	-	CABROVER	Monthly	$20,593
Willis Towers Watson PLC	Citibank N.A.	(1,253,745)	02/24/28	(0.15)%	1D OBFR01	Monthly	(24,420)
Wise PLC, Class A	Citibank N.A.	(938,610)	02/26/26	(0.25)%	1D SONIA	Monthly	25,520
WPP PLC	JPMorgan Chase Bank N.A.	(1,240,117)	02/11/26	(0.25)%	1D OBFR01	Monthly	89,146
Xylem, Inc.	Citibank N.A.	(1,090,904)	02/24/28	(0.15)%	1D OBFR01	Monthly	(30,096)
Yakult Honsha Co. Ltd.	Barclays Bank PLC	(1,868,972)	08/14/26	(0.20)%	1D P TONA	Monthly	44,245
Yokogawa Electric Corp.	Merrill Lynch International	(736,637)	03/15/28	(0.15)%	1D P TONA	Monthly	24,912
Zalando SE	Citibank N.A.	(680,855)	02/26/26	(0.26)%	1D ESTR	Monthly	5,714
Zensho Holdings Co. Ltd.	Barclays Bank PLC	(1,099,146)	08/14/26	(0.20)%	1D P TONA	Monthly	14,711

Total short positions of equity swaps							(867,196)

Total long and short positions of equity swaps							(150,571)
Net dividends and financing fees							(265,881)

Total equity swap contracts including dividends and financing fees							$(416,452)

(a)

The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)

The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swap/Options Premiums Paid	Swap/Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$3,285,085	$(2,541,898)	$15,328,428	$(4,291,540)	$—
OTC Swaps	1,091,610	(2,389,817)	9,991,306	(11,812,614)	—
Options Written	N/A	(5,502,301)	1,748,869	(198,533)	(3,951,965)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$8,092,947	$—	$8,092,947
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,568,629	—	—	3,568,629
Options purchased
Investments at value — unaffiliated(b)	—	—	—	1,331,158	345,422	—	1,676,580
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	8,259,037	—	—	3,705,326	3,364,065	15,328,428
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	1,836,660	9,061,855	—	184,401	—	11,082,916

	$—	$10,095,697	$9,061,855	$4,899,787	$12,328,096	$3,364,065	$39,749,500

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	77

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$471,741	$—	$3,738,481	$—	$4,210,222
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,216,225	—	—	4,216,225
Options written
Options written at value	—	—	356,727	336,296	3,258,942	—	3,951,965
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	20,083	—	—	2,364,630	1,906,827	4,291,540
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	4,724,124	9,478,307	—	—	—	14,202,431

	$—	$4,744,207	$10,306,775	$4,552,521	$9,362,053	$1,906,827	$30,872,383

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss)

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the period ended September 30, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(26,736,390)	$—	$(133,641,596)	$—	$(160,377,986)
Forward foreign currency exchange contracts	—	—	—	(8,408,463)	—	—	(8,408,463)
Options purchased(a)	—	—	1,064,718	(13,348,664)	(1,481,490)	—	(13,765,436)
Options written	—	—	419,250	12,493,445	(3,955,629)	—	8,957,066
Swaps	—	9,120,894	3,682,919	—	10,570,459	—	23,374,272

	$—	$9,120,894	$(21,569,503)	$(9,263,682)	$(128,508,256)	$—	$(150,220,547)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$89,648	$—	$31,682	$—	$6,164,278	$—	$6,285,608
Forward foreign currency exchange contracts	—	—	—	9,745,043	—	—	9,745,043
Options purchased(b)	—	—	—	(330,528)	(18,910,764)	—	(19,241,292)
Options written	—	—	140,967	993,857	13,755,619	—	14,890,443
Swaps	—	7,852,695	427,774	—	17,615,521	1,547,238	27,443,228

	$89,648	$7,852,695	$600,423	$10,408,372	$18,624,654	$1,547,238	$39,123,030

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

78	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,003,034,453
Average notional value of contracts — short	817,415,440
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	801,224,698
Average amounts sold — in USD	236,381,024
Options:
Average value of option contracts purchased	5,136,568
Average value of option contracts written	1,735,411
Average notional value of swaption contracts purchased	4,447,830,994
Average notional value of swaption contracts written	5,129,154,364
Credit default swaps:
Average notional value — buy protection	224,357,044
Average notional value — sell protection	595,423,415
Equity swaps:
Average notional value — long	295,675,812
Average notional value — short	339,660,591
Total return swaps:
Average notional value	113,715,157
Interest rate swaps:
Average notional value — pays fixed rate	9,608,949,201
Average notional value — receives fixed rate	4,095,655,320
Inflation swaps:
Average notional value — pays fixed rate	173,685,180
Average notional value — receives fixed rate	726,320,159

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$1,253,466		$2,166,649
Forward foreign currency exchange contracts	3,568,629		4,216,225
Options	1,676,580	(a)	3,951,965
Swaps — centrally cleared	—		31,710
Swaps — OTC(b)	11,082,916		14,202,431

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$17,581,591		$24,568,980

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,582,138)		(2,886,701)

Total derivative assets and liabilities subject to an MNA	$15,999,453		$21,682,279

(a)

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$73,094	$(73,094)	$—	$—	$—
Barclays Bank PLC	1,791,563	(1,791,563)	—	—	—
BNP Paribas S.A.	207,546	(207,546)	—	—	—
Citibank N.A.	2,113,669	(1,729,001)	—	—	384,668
Citigroup Global Markets, Inc.	716,397	(457,487)	—	(258,910)	—
Commonwealth Bank of Australia	28,308	—	—	—	28,308
Deutsche Bank AG	29,233	(29,233)	—	—	—
Goldman Sachs Bank USA	883,390	(883,390)	—	—	—

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	79

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
HSBC Bank PLC	$348,835	$—	$—	$—	$348,835
JPMorgan Chase Bank N.A.	3,235,370	(3,235,370)	—	—	—
Merrill Lynch International	3,251,325	(3,251,325)	—	—	—
Morgan Stanley & Co. International PLC	86,285	(86,285)	—	—	—
Royal Bank of Canada	12,394	—	—	—	12,394
Societe Generale	186,375	(5,540)	—	—	180,835
Standard Chartered Bank	1,404,085	(336,296)	—	(1,067,789)	—
Toronto-Dominion Bank	133,176	—	—	—	133,176
UBS AG	1,498,408	(1,498,408)	—	—	—

	$15,999,453	$(13,584,538)	$—	$(1,326,699)	$1,088,216

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$1,642,605	$(73,094)	$—	$(1,569,511)	$—
Barclays Bank PLC	2,176,391	(1,791,563)	(384,828)	—	—
BNP Paribas S.A.	317,982	(207,546)	—	—	110,436
Citibank N.A.	1,729,001	(1,729,001)	—	—	—
Citigroup Global Markets, Inc.	457,487	(457,487)	—	—	—
Deutsche Bank AG	911,694	(29,233)	(371,380)	—	511,081
Goldman Sachs Bank USA	1,772,163	(883,390)	—	—	888,773
Goldman Sachs International	2,444,782	—	(889,465)	—	1,555,317
JPMorgan Chase Bank N.A.	3,275,409	(3,235,370)	—	—	40,039
Merrill Lynch International	3,285,946	(3,251,325)	—	—	34,621
Morgan Stanley & Co. International PLC	626,094	(86,285)	(539,809)	—	—
Societe Generale	5,540	(5,540)	—	—	—
Standard Chartered Bank	336,296	(336,296)	—	—	—
UBS AG	2,700,889	(1,498,408)	(954,694)	—	247,787

	$21,682,279	$(13,584,538)	$(3,140,176)	$(1,569,511)	$3,388,054

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,984,137,086	$61,311,112	$2,045,448,198
Common Stocks
Aerospace & Defense	—	—	10,872,523	10,872,523
Banks	9,583,945	—	—	9,583,945
Broadline Retail	—	1,901,381	—	1,901,381
Capital Markets	—	974,094	200,818	1,174,912
Diversified Telecommunication Services	3,756,946	—	—	3,756,946

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Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$—	$—	$—	$—
Energy Equipment & Services	9,034,660	—	—	9,034,660
Entertainment	4,011,187	440,218	—	4,451,405
Financial Services	—	—	14,457,798	14,457,798
Health Care Providers & Services	2,109,794	—	—	2,109,794
Hotels, Restaurants & Leisure	10,245,507	57,740	—	10,303,247
Household Durables	6,447,956	—	—	6,447,956
Machinery	—	4,084,429	—	4,084,429
Media	8,556,971	—	—	8,556,971
Metals & Mining	1,091,847	—	—	1,091,847
Oil, Gas & Consumable Fuels	—	1,637,571	7,923,508	9,561,079
Professional Services	1,469,093	—	—	1,469,093
Real Estate Management & Development	—	—	5,975,143	5,975,143
Software	3,493,510	44,242	—	3,537,752
Corporate Bonds	—	5,299,469,031	190,634,979	5,490,104,010
Fixed Rate Loan Interests	—	—	31,588,083	31,588,083
Floating Rate Loan Interests	—	77,524,318	175,993,714	253,518,032
Foreign Agency Obligations	—	13,233,464	—	13,233,464
Foreign Government Obligations	—	548,121,111	—	548,121,111
Investment Companies	16,468,115	—	—	16,468,115
Municipal Bonds	—	109,536,301	—	109,536,301
Non-Agency Mortgage-Backed Securities	—	2,508,695,968	58,668,048	2,567,364,016
Preferred Securities
Capital Trusts	—	74,092,679	—	74,092,679
Preferred Stocks	2,681,924	—	80,704,176	83,386,100
U.S. Government Sponsored Agency Securities	—	9,901,238,464	—	9,901,238,464
U.S. Treasury Obligations	—	2,688,574,066	—	2,688,574,066
Warrants
Banks	—	—	1,976,798	1,976,798
Beverages	—	—	54,523	54,523
Capital Markets	—	—	56,751	56,751
Hotels, Restaurants & Leisure	—	—	178,085	178,085
Machinery	53,629	14,636	—	68,265
Oil, Gas & Consumable Fuels	—	—	238,329	238,329
Passenger Airlines	—	736	—	736
Real Estate Management & Development	5,581	—	—	5,581
Software	9,311	—	2,426,266	2,435,577
Specialty Retail	14,408	—	792,503	806,911
Trading Companies & Distributors	3,182	—	—	3,182
Short-Term Securities
Money Market Funds	184,232,289	—	—	184,232,289
Options Purchased
Foreign Currency Exchange Contracts	—	1,331,158	—	1,331,158
Interest Rate Contracts	328,672	16,750	—	345,422
Unfunded Floating Rate Loan Interests (a)	—	—	218,894	218,894
Liabilities
TBA Sale Commitments	—	(3,489,450,382)	—	(3,489,450,382)
Unfunded Floating Rate Loan Interests (a)	—	(14)	(79,168)	(79,182)

	$263,598,527	$19,725,675,047	$644,192,883	$20,633,466,457

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$9,004,087	$—	$9,004,087
Equity Contracts	—	9,061,855	—	9,061,855
Foreign Currency Exchange Contracts	—	3,568,629	—	3,568,629
Interest Rate Contracts	8,092,947	3,889,727	—	11,982,674
Other Contracts	—	3,364,065	—	3,364,065
Liabilities
Credit Contracts	—	(2,354,390)	—	(2,354,390)
Equity Contracts	(828,468)	(9,478,307)	—	(10,306,775)
Foreign Currency Exchange Contracts	—	(4,552,521)	—	(4,552,521)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	81

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(3,804,215)	$(5,557,838)	$—	$(9,362,053)
Other Contracts	—	(1,906,827)	—	(1,906,827)

	$3,460,264	$5,038,480	$—	$8,498,744

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests
Assets
Opening Balance, as of September 30, 2024	$21,539,348	$25,467,216	$157,472,285	$37,276,835	$143,248,120
Transfers into Level 3	—	—	9,876,130	—	12,819,727
Transfers out of Level 3	(1,500,000)	—	—	—	—
Accrued discounts/premiums	(20,617)	—	4,508,766	13,403	(6,244,391)
Net realized gain (loss)	(71,323)	(29)	909,481	74,197	(5,620,584)
Net change in unrealized appreciation (depreciation)(a)(b)	699,312	972,830	778,040	(350,972)	13,363,902
Purchases	43,092,169	12,989,773	63,359,470	—	64,861,855
Sales	(2,427,777)	—	(46,269,193)	(5,425,380)	(46,434,915)

Closing Balance, as of September 30, 2025	$61,311,112	$39,429,790	$190,634,979	$31,588,083	$175,993,714

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(b)	$699,312	$972,830	$(4,144,058)	$(371,171)	$(290,028)

	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2024	$53,444,000	$56,306,650	$4,040,334	$60,330	$498,855,118
Transfers into Level 3	—	—	1,976,797	—	24,672,654
Transfers out of Level 3	(4,526)	—	(1)	—	(1,504,527)
Accrued discounts/premiums	340,535	—	—	—	(1,402,304)
Net realized gain (loss)	27,297	—	—	—	(4,680,961)
Net change in unrealized appreciation (depreciation)(a)(b)	479,670	12,584,794	(293,875)	158,564	28,392,265
Purchases	13,049,593	11,812,732	—	—	209,165,592
Sales	(8,668,521)	—	—	—	(109,225,786)

Closing Balance, as of September 30, 2025	$58,668,048	$80,704,176	$5,723,255	$218,894	$644,272,051

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(b)	$477,873	$12,584,794	$(169,834)	$158,564	$9,918,282

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2024	$(744)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	(78,424)
Purchases	—
Sales	—

Closing Balance, as of September 30, 2025	$(79,168)

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(b)	$(78,424)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

82	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) September 30, 2025	BlackRock Total Return Fund

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $70,894,688. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset Backed Securities	$49,253,512	Income	Discount Rate	7% - 10%	9%
Non-Agency Mortgage-Backed Securities	10,030,198	Income	Discount Rate	8%	—
Common Stocks	39,215,201	Market	Volatility	75%	—
			Time to Exit	5.4 years	—
			Revenue Multiple	10.00x	—
			EBITDA Multiple	9.88x - 27.54x	20.51x
			Discount for lack of marketability	9% - 10%	10%
		Income	Discount Rate	10% - 15%	13%
Corporate Bonds(b)	190,602,359	Income	Discount Rate	5% - 21%	11%
Floating Rate Loan Interests	168,919,891	Income	Discount Rate	5% - 16%	9%
		Market	EBITDA Multiple	11.00x	—
Fixed Rate Loan Interests	29,363,443	Income	Discount Rate	7%	—
Preferred Stock	80,190,341	Income	Discount Rate	10% - 15%	13%
		Market	Revenue Multiple	3.25x-30.17x	17.38x
			EBITDA Multiple	7.96x	—
			Volatility	48% -80%	51%
			Time to Exit	2.0 - 3.0 years	2.9 years
Warrants	5,723,250	Market	Revenue Multiple	1.04x-10.25x	9.63x
			Volatility	30% - 75%	43%
			Time to Exit	3.0 - 9.6 years	5.3 years
			Discount for lack of marketability	9%	—

	$573,298,195

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)

For the period end September 30, 2025, the valuation technique for investments classified as Corporate Bonds amounting to $12,685,348 changed to an income approach. The investments were previously valued utilizing a hybrid approach. The change was due to consideration of the information that was available at the time the investments were valued.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	83

Consolidated Statement of Assets and Liabilities

September 30, 2025

BlackRock Total Return Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$23,922,076,723
Investments, at value — affiliated(c)	200,700,404
Cash	1,962,244
Cash pledged:
Collateral — OTC derivatives	4,169,524
Futures contracts	48,227,010
Centrally cleared swaps	36,413,000
Foreign currency, at value(d)	50,021,067
Receivables:
Investments sold	12,196,330
Options written	3,013,279
Securities lending income — affiliated	13,027
Swaps	31,568,644
TBA sale commitments	3,490,119,048
Capital shares sold	48,358,433
Dividends — affiliated	514,453
Interest — unaffiliated	145,310,366
From the Manager	701,674
Variation margin on futures contracts	1,253,466
Swap premiums paid	1,091,610
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,568,629
OTC swaps	9,991,306
Unfunded floating rate loan interests	218,894
Prepaid expenses	195,666

Total assets	28,011,684,797

LIABILITIES
Cash received:
Collateral — OTC derivatives	1,928,427
Collateral on securities loaned	9,940,216
Options written, at value(e)	3,951,965
TBA sale commitments, at value(f)	3,489,450,382
Payables:
Investments purchased	6,480,311,118
Swaps	28,950,815
Capital shares redeemed	87,103,450
Income dividend distributions	6,975,423
Investment advisory fees	5,051,073
Directors’ and Officer’s fees	571,910
Other accrued expenses	2,851,764
Other affiliate fees	189,018
Professional fees	217,915
Service and distribution fees	311,385
Variation margin on futures contracts	2,166,649
Variation margin on centrally cleared swaps	31,710
Swap premiums received	2,389,817
Unrealized depreciation on:
Forward foreign currency exchange contracts	4,216,225
OTC swaps	11,812,614
Unfunded floating rate loan interests	79,182

Total liabilities	10,138,501,058

Commitments and contingent liabilities

NET ASSETS	$17,873,183,739

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Consolidated Statement of Assets and Liabilities (continued)

September 30, 2025

BlackRock Total Return Fund

NET ASSETS CONSIST OF:
Paid-in capital	$21,059,224,536
Accumulated loss	(3,186,040,797)

NET ASSETS	$17,873,183,739

(a) Investments, at cost — unaffiliated	$24,410,681,292
(b) Securities loaned, at value	$9,833,524
(c) Investments, at cost — affiliated	$200,637,413
(d) Foreign currency, at cost	$50,188,649
(e) Premiums received	$5,502,301
(f) Proceeds from TBA sale commitments	$3,490,119,048

C O N S O L I D A T E D S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	85

Consolidated Statement of Assets and Liabilities (continued)

September 30, 2025

BlackRock Total Return Fund
NET ASSET VALUE

Institutional

Net assets	$9,637,280,364

Shares outstanding	960,112,731

Net asset value	$10.04

Shares authorized	1.6 billion

Par value	$0.10

Service

Net assets	$33,547,181

Shares outstanding	3,341,393

Net asset value	$10.04

Shares authorized	50 million

Par value	$0.10

Investor A

Net assets	$1,227,609,297

Shares outstanding	122,248,986

Net asset value	$10.04

Shares authorized	450 million

Par value	$0.10

Investor A1

Net assets	$13,568,091

Shares outstanding	1,352,339

Net asset value	$10.03

Shares authorized	50 million

Par value	$0.10

Investor C

Net assets	$26,811,203

Shares outstanding	2,672,043

Net asset value	$10.03

Shares authorized	100 million

Par value	$0.10

Class K

Net assets	$6,866,455,645

Shares outstanding	684,127,208

Net asset value	$10.04

Shares authorized	1 billion

Par value	$0.10

Class R

Net assets	$67,911,958

Shares outstanding	6,761,953

Net asset value	$10.04

Shares authorized	250 million

Par value	$0.10

See notes to consolidated financial statements.

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Consolidated Statement of Operations

Year Ended September 30, 2025

BlackRock Total Return Fund

INVESTMENT INCOME
Dividends — unaffiliated	$4,016,138
Dividends — affiliated	23,741,603
Interest — unaffiliated	965,442,527
Securities lending income — affiliated — net	67,786
Payment-in-kind interest — unaffiliated	1,926,818
Foreign taxes withheld	(48,584)

Total investment income	995,146,288

EXPENSES
Investment advisory	65,874,294
Transfer agent — class specific	13,714,227
Service and distribution — class specific	3,920,839
Professional	1,492,284
Custodian	727,404
Accounting services	510,000
Directors and Officer	312,171
Printing and postage	92,844
Miscellaneous	425,781

Total expenses excluding interest expense	87,069,844
Interest expense	120,348

Total expenses	87,190,192

Less:
Fees waived and/or reimbursed by the Manager	(520,146)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(3,310,372)

Total expenses after fees waived and/or reimbursed	83,359,674

Net investment income	911,786,614

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(117,124,355)
Investments — affiliated	(285,147)
Capital gain distributions from investment — affiliated	3,675
Options written	8,957,066
Futures contracts	(160,377,986)
Forward foreign currency exchange contracts	(8,408,463)
Foreign currency transactions	(23,118,989)
Swaps	23,374,272

(276,979,927)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(94,331,500)
Investments — affiliated	47,269
Options written	14,890,443
Futures contracts	6,285,608
Forward foreign currency exchange contracts	9,745,043
Foreign currency translations	(1,156,462)
Swaps	27,443,228
Unfunded floating rate loan interests	80,126

(36,996,245)

Net realized and unrealized loss	(313,976,172)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$597,810,442

(a) Net of foreign capital gain tax of	$(9,787)

See notes to consolidated financial statements.

C O N S O L I D A T E D S T A T E M E N T O F O P E R A T I O N S	87

Consolidated Statements of Changes in Net Assets

Year Ended September 30, 2025

	BlackRock Total Return Fund

	Year Ended 09/30/25	Year Ended 09/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$911,786,614	$874,793,377
Net realized loss	(276,979,927)	(129,930,046)
Net change in unrealized appreciation (depreciation)	(36,996,245)	1,365,726,336

Net increase in net assets resulting from operations	597,810,442	2,110,589,667

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(519,452,601)	(482,984,458)
Service	(1,612,875)	(1,616,783)
Investor A	(57,379,965)	(54,049,354)
Investor A1	(646,399)	(709,072)
Investor C	(1,178,198)	(1,413,948)
Class K	(344,106,110)	(318,861,885)
Class R	(2,905,116)	(2,863,354)

Decrease in net assets resulting from distributions to shareholders	(927,281,264)	(862,498,854)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,924,652,928)	1,359,076,595

NET ASSETS
Total increase (decrease) in net assets	(2,254,123,750)	2,607,167,408
Beginning of year	20,127,307,489	17,520,140,081

End of year	$17,873,183,739	$20,127,307,489

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Return Fund

	Institutional
	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21

Net asset value, beginning of year	$10.18	$9.51		$9.76		$11.96		$12.53

Net investment income(b)	0.47	0.46		0.41		0.25		0.23
Net realized and unrealized gain (loss)	(0.14)	0.67		(0.26)		(2.13)		(0.07)

Net increase (decrease) from investment operations	0.33	1.13		0.15		(1.88)		0.16

Distributions(c)
From net investment income	(0.47)	(0.46)		(0.38)		(0.25)		(0.24)
From net realized gain	—	—		—		(0.07)		(0.49)
Return of capital	—	—		(0.02)		—		—

Total distributions	(0.47)	(0.46)		(0.40)		(0.32)		(0.73)

Net asset value, end of year	$10.04	$10.18		$9.51		$9.76		$11.96

Total Return(d)
Based on net asset value	3.48%	12.13	%(e)	1.41%		(15.99)%		1.25%

Ratios to Average Net Assets(f)(g)
Total expenses	0.47%	0.46	%(h)	0.45	%(i)	0.47	%(i)	0.47	%(i)

Total expenses after fees waived and/or reimbursed	0.44%	0.44	%(h)	0.44	%(i)	0.45	%(i)	0.45	%(i)

Net investment income	4.75%	4.72	%(h)	4.08	%(i)	2.30	%(i)	1.88	%(i)

Supplemental Data
Net assets, end of year (000)	$9,637,280	$11,315,504		$9,557,512		$8,809,121		$9,915,659

Portfolio turnover rate(j)(k)	595%	471%		380%		289%		459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(j)	352%	292%	171%	42%	161%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Service
	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21

Net asset value, beginning of year	$10.18	$9.51		$9.77		$11.96		$12.54

Net investment income(b)	0.44	0.43		0.37		0.22		0.19
Net realized and unrealized gain (loss)	(0.14)	0.67		(0.26)		(2.12)		(0.08)

Net increase (decrease) from investment operations	0.30	1.10		0.11		(1.90)		0.11

Distributions(c)
From net investment income	(0.44)	(0.43)		(0.35)		(0.22)		(0.20)
From net realized gain	—	—		—		(0.07)		(0.49)
Return of capital	—	—		(0.02)		—		—

Total distributions	(0.44)	(0.43)		(0.37)		(0.29)		(0.69)

Net asset value, end of year	$10.04	$10.18		$9.51		$9.77		$11.96

Total Return(d)
Based on net asset value	3.16%	11.79	%(e)	1.00%		(16.17)%		0.86%

Ratios to Average Net Assets(f)(g)
Total expenses	0.78%	0.77	%(h)	0.79	%(i)	0.80	%(i)	0.80	%(i)

Total expenses after fees waived and/or reimbursed	0.75%	0.75	%(h)	0.75	%(i)	0.76	%(i)	0.76	%(i)

Net investment income	4.44%	4.40	%(h)	3.75	%(i)	1.98	%(i)	1.57	%(i)

Supplemental Data
Net assets, end of year (000)	$33,547	$38,544		$36,341		$42,155		$55,378

Portfolio turnover rate(j)(k)	595%	471%		380%		289%		459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(j)	352%	292%	171%	42%	161%

See notes to consolidated financial statements.

90	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A
	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21

Net asset value, beginning of year	$10.19	$9.51		$9.77		$11.96		$12.54

Net investment income(b)	0.44	0.43		0.38		0.22		0.19
Net realized and unrealized gain (loss)	(0.15)	0.68		(0.27)		(2.12)		(0.08)

Net increase (decrease) from investment operations	0.29	1.11		0.11		(1.90)		0.11

Distributions(c)
From net investment income	(0.44)	(0.43)		(0.35)		(0.22)		(0.20)
From net realized gain	—	—		—		(0.07)		(0.49)
Return of capital	—	—		(0.02)		—		—

Total distributions	(0.44)	(0.43)		(0.37)		(0.29)		(0.69)

Net asset value, end of year	$10.04	$10.19		$9.51		$9.77		$11.96

Total Return(d)
Based on net asset value	3.07%	11.90	%(e)	1.01%		(16.16)%		0.87%

Ratios to Average Net Assets(f)(g)
Total expenses	0.75%	0.74	%(h)	0.74	%(i)	0.76	%(i)	0.74	%(i)

Total expenses after fees waived and/or reimbursed	0.74%	0.74	%(h)	0.74	%(i)	0.76	%(i)	0.74	%(i)

Net investment income	4.44%	4.42	%(h)	3.78	%(i)	1.98	%(i)	1.58	%(i)

Supplemental Data
Net assets, end of year (000)	$1,227,609	$1,316,590		$1,237,078		$1,330,459		$1,822,670

Portfolio turnover rate(j)(k)	595%	471%		380%		289%		459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(j)	352%	292%	171%	42%	161%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A1
	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21

Net asset value, beginning of year	$10.18	$9.50		$9.76		$11.95		$12.53

Net investment income(b)	0.45	0.45		0.39		0.24		0.21
Net realized and unrealized gain (loss)	(0.15)	0.67		(0.27)		(2.13)		(0.08)

Net increase (decrease) from investment operations	0.30	1.12		0.12		(1.89)		0.13

Distributions(c)
From net investment income	(0.45)	(0.44)		(0.36)		(0.23)		(0.22)
From net realized gain	—	—		—		(0.07)		(0.49)
Return of capital	—	—		(0.02)		—		—

Total distributions	(0.45)	(0.44)		(0.38)		(0.30)		(0.71)

Net asset value, end of year	$10.03	$10.18		$9.50		$9.76		$11.95

Total Return(d)
Based on net asset value	3.23%	12.08	%(e)	1.15%		(16.04)%		1.02%

Ratios to Average Net Assets(f)(g)
Total expenses	0.64%	0.68	%(h)	0.71	%(i)	0.70	%(i)	0.68	%(i)

Total expenses after fees waived and/or reimbursed	0.59%	0.59	%(h)	0.59	%(i)	0.60	%(i)	0.60	%(i)

Net investment income	4.60%	4.57	%(h)	3.90	%(i)	2.19	%(i)	1.73	%(i)

Supplemental Data
Net assets, end of year (000)	$13,568	$15,732		$16,619		$20,124		$21,957

Portfolio turnover rate(j)(k)	595%	471%		380%		289%		459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(j)	352%	292%	171%	42%	161%

See notes to consolidated financial statements.

92	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C
	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21

Net asset value, beginning of year	$10.18	$9.50		$9.76		$11.95		$12.53

Net investment income(b)	0.37	0.36		0.30		0.14		0.11
Net realized and unrealized gain (loss)	(0.15)	0.68		(0.26)		(2.12)		(0.08)

Net increase (decrease) from investment operations	0.22	1.04		0.04		(1.98)		0.03

Distributions(c)
From net investment income	(0.37)	(0.36)		(0.28)		(0.14)		(0.12)
From net realized gain	—	—		—		(0.07)		(0.49)
Return of capital	—	—		(0.02)		—		—

Total distributions	(0.37)	(0.36)		(0.30)		(0.21)		(0.61)

Net asset value, end of year	$10.03	$10.18		$9.50		$9.76		$11.95

Total Return(d)
Based on net asset value	2.36%	11.14	%(e)	0.30%		(16.76)%		0.16%

Ratios to Average Net Assets(f)(g)
Total expenses	1.50%	1.50	%(h)	1.49	%(i)	1.48	%(i)(j)	1.47	%(i)

Total expenses after fees waived and/or reimbursed	1.44%	1.44	%(h)	1.44	%(i)	1.46	%(i)(j)	1.45	%(i)

Net investment income	3.75%	3.71	%(h)	3.06	%(i)	1.23	%(i)	0.89	%(i)

Supplemental Data
Net assets, end of year (000)	$26,811	$36,126		$42,501		$56,468		$100,462

Portfolio turnover rate(k)(l)	595%	471%		380%		289%		459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.46% and 1.44%, respectively.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(j)	352%	292%	171%	42%	161%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class K
	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21

Net asset value, beginning of year	$10.18	$9.50		$9.76		$11.96		$12.53

Net investment income(b)	0.48	0.47		0.41		0.26		0.24
Net realized and unrealized gain (loss)	(0.14)	0.67		(0.26)		(2.13)		(0.07)

Net increase (decrease) from investment operations	0.34	1.14		0.15		(1.87)		0.17

Distributions(c)
From net investment income	(0.48)	(0.46)		(0.39)		(0.26)		(0.25)
From net realized gain	—	—		—		(0.07)		(0.49)
Return of capital	—	—		(0.02)		—		—

Total distributions	(0.48)	(0.46)		(0.41)		(0.33)		(0.74)

Net asset value, end of year	$10.04	$10.18		$9.50		$9.76		$11.96

Total Return(d)
Based on net asset value	3.57%	12.33	%(e)	1.38%		(15.93)%		1.32%

Ratios to Average Net Assets(f)(g)
Total expenses	0.36%	0.37	%(h)	0.37	%(i)	0.38	%(i)	0.38	%(i)

Total expenses after fees waived and/or reimbursed	0.36%	0.37	%(h)	0.37	%(i)	0.38	%(i)	0.38	%(i)

Net investment income	4.83%	4.79	%(h)	4.16	%(i)	2.37	%(i)	1.94	%(i)

Supplemental Data
Net assets, end of year (000)	$6,866,456	$7,332,441		$6,563,237		$6,340,122		$8,472,180

Portfolio turnover rate(j)(k)	595%	471%		380%		289%		459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(j)	352%	292%	171%	42%	161%

See notes to consolidated financial statements.

94	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class R
	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21

Net asset value, beginning of year	$10.19	$9.51		$9.77		$11.96		$12.54

Net investment income(b)	0.41	0.41		0.35		0.19		0.16
Net realized and unrealized gain (loss)	(0.15)	0.67		(0.27)		(2.13)		(0.08)

Net increase (decrease) from investment operations	0.26	1.08		0.08		(1.94)		0.08

Distributions(c)
From net investment income	(0.41)	(0.40)		(0.32)		(0.18)		(0.17)
From net realized gain	—	—		—		(0.07)		(0.49)
Return of capital	—	—		(0.02)		—		—

Total distributions	(0.41)	(0.40)		(0.34)		(0.25)		(0.66)

Net asset value, end of year	$10.04	$10.19		$9.51		$9.77		$11.96

Total Return(d)
Based on net asset value	2.78%	11.59	%(e)	0.72%		(16.40)%		0.57%

Ratios to Average Net Assets(f)(g)
Total expenses	1.05%	1.04	%(h)	1.05	%(i)	1.06	%(i)	1.05	%(i)

Total expenses after fees waived and/or reimbursed	1.03%	1.03	%(h)	1.03	%(i)	1.04	%(i)	1.04	%(i)

Net investment income	4.16%	4.13	%(h)	3.48	%(i)	1.71	%(i)	1.29	%(i)

Supplemental Data
Net assets, end of year (000)	$67,912	$72,371		$66,850		$64,860		$85,906

Portfolio turnover rate(j)(k)	595%	471%		380%		289%		459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(j)	352%	292%	171%	42%	161%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	95

Notes to Consolidated Financial Statements

1. ORGANIZATION

BlackRock Bond Fund, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Total Return Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Directors of the Corporation are referred to throughout this report as the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Master Total Return Portfolio II, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $0, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.

The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Master Total Return Portfolio Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. Taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $13,729,558, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

The Fund, together with certain other registered investment companies advised by the Manager its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2.  SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt

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Notes to Consolidated Financial Statements (continued)

securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Corporation’s Board, the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Trustee and Officer expense on the Consolidated Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.

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Notes to Consolidated Financial Statements (continued)

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from

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Notes to Consolidated Financial Statements (continued)

the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

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Notes to Consolidated Financial Statements (continued)

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

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Notes to Consolidated Financial Statements (continued)

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
CoreWeave Compute Acquisition Co. IV LLC	$4,522,803	$4,454,975	$4,454,961	$(14)
CTP-02 Propco LLC, Term Loan	4,176,053	4,144,255	4,173,824	29,569
Goodarz Holding Co. S.a.r.l, Term Loan	2,455,823	2,693,394	2,881,745	188,351
Houston Center Term Loan A	459,606	459,606	434,479	(25,127)
HP LQ Investment LP, Term Loan (First Lien)	1,551,405	1,550,431	1,551,405	974
Montage Hotels & Resorts LLC, Revolver	1,441,085	1,441,085	1,387,044	(54,041)

				$139,712

Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed

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Notes to Consolidated Financial Statements (continued)

securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of September 30, 2025, the Fund had outstanding commitments of $17,043,236. These commitments are not included in the net assets of the Fund as of September 30, 2025.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
BNP Paribas SA	$1,299,825	$(1,299,825)	$—		$—
Deutsche Bank Securities, Inc.	304,536	(304,536)	—		—
Morgan Stanley	2,124,096	(2,095,680)	—		28,416	(b)
National Financial Services LLC	5,709,828	(5,709,828)	—		—
State Street Bank & Trust Co.	395,239	(389,494)	—		5,745	(b)

	$9,833,524	$(9,799,363)	$—		$34,161

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

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Notes to Consolidated Financial Statements (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or carbon credits (commodity risk) or to the applicable commodities market (commodities price risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Fund may invest in carbon credit futures that are traded on a commodity exchanges with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option

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Notes to Consolidated Financial Statements (continued)

is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.

•

Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

•

Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will

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Notes to Consolidated Financial Statements (continued)

either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Fund enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Fund to offset a net amount payable with amounts due to the Fund upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

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Notes to Consolidated Financial Statements (continued)

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.48%
$250 million — $500 million	0.43
$500 million — $750 million	0.38
Greater than $750 million	0.34

With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor A1	0.10	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended September 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Service	Investor A	Investor A1	Investor C	Class R	Total
Service and distribution — class specific	$89,161	$3,168,018	$13,819	$307,331	$342,510	$3,920,839

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2025, the Fund paid $491,240 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statement of Operations.

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Notes to Consolidated Financial Statements (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations.

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Reimbursed amounts	$45,825	$742	$13,137	$182	$3,554	$14,839	$2,240	$80,519

For the year ended September 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Transfer agent — class specific	$11,632,693	$61,276	$1,736,492	$25,108	$42,540	$86,436	$129,682	$13,714,227

Other Fees: For the year ended September 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $11,438.

For the year ended September 30, 2025, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$ 39,212
Investor C	1,996

Expense Limitations, Waivers and Reimbursements: The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended September 30, 2025, the Manager waived $156,864 in investment advisory fees pursuant to this arrangement.

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended September 30, 2025, the amount waived was $363,282.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations

Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Class K	0.39
Class R	1.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Consolidated Statement of Operations. For the year ended September 30, 2025, class specific waivers and/or reimbursements were as follows:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Transfer agent fees waived and/or reimbursed — class specific	$3,223,045	$11,507	$38,195	$7,463	$17,260	$27	$12,875	$3,310,372

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the

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Notes to Consolidated Financial Statements (continued)

fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the year ended September 30, 2025, the Fund paid BIM $13,828 for securities lending agent services.

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Consolidated Statement of Operations.

7. PURCHASES AND SALES

For the year ended September 30, 2025, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales

U.S. Government Securities	$115,002,012,385	$114,786,766,635
Other Securities	12,377,669,709	11,863,125,319

For the year ended September 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales

Mortgage Dollar Rolls	$51,606,632,671	$51,626,888,204

8. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

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Notes to Consolidated Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net losses derived from the Fund’s wholly owned subsidiary were reclassified to the following accounts:

Fund Name	Paid-in capital	Accumulated earnings (loss)
BlackRock Total Return Fund	$1,010,225	$(1,010,225)

The tax character of distributions paid was as follows:

	Year Ended 09/30/25	Year Ended 09/30/24
Ordinary income	$927,281,264	$862,498,854

As of September 30, 2025, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
BlackRock Total Return Fund	$19,762,626	$(2,689,080,044)	$(516,723,379)	$(3,186,040,797)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, accounting for swap agreements, timing and recognition of partnership income, amortization methods for premiums on fixed income securities, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accrual of income on securities in default, classification of investments, tax deferral of losses on straddles and the realization for tax purposes of unrealized gains on constructive sales.

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Total Return Fund	$24,651,672,675	$342,275,480	$(858,804,999)	$(516,529,519)

9. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	109

Notes to Consolidated Financial Statements (continued)

investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Consolidated Financial Statements (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/25		Year Ended 09/30/24

Share Class	Shares	Amount	Shares	Amount

Institutional
Shares sold	333,920,423	$3,290,444,839	481,902,649	$4,752,842,030
Shares issued in reinvestment of distributions	48,089,702	474,567,655	46,490,349	457,662,091
Shares redeemed	(533,214,523)	(5,249,989,880)	(422,542,420)	(4,150,302,091)

	(151,204,398)	$(1,484,977,386)	105,850,578	$1,060,202,030

Service
Shares sold	796,403	$7,854,209	633,782	$6,250,232
Shares issued in reinvestment of distributions	161,378	1,592,960	164,508	1,616,783
Shares redeemed	(1,401,163)	(13,824,231)	(835,989)	(8,226,413)

	(443,382)	$(4,377,062)	(37,699)	$(359,398)

Investor A
Shares sold	43,060,141	$425,046,792	35,802,100	$353,628,091
Shares issued in reinvestment of distributions	5,531,684	54,617,364	5,182,565	51,014,846
Shares redeemed	(55,594,816)	(546,572,524)	(41,825,232)	(410,440,969)

	(7,002,991)	$(66,908,368)	(840,567)	$(5,798,032)

Investor A1
Shares sold	156,216	$1,539,158	153,547	$1,511,625
Shares issued in reinvestment of distributions	56,941	561,870	62,442	613,930
Shares redeemed	(406,541)	(4,026,580)	(419,384)	(4,097,351)

	(193,384)	$(1,925,552)	(203,395)	$(1,971,796)

Investor C
Shares sold	361,664	$3,570,311	765,030	$7,493,953
Shares issued in reinvestment of distributions	113,978	1,124,413	138,687	1,362,957
Shares redeemed	(1,352,940)	(13,326,614)	(1,827,325)	(17,860,187)

	(877,298)	$(8,631,890)	(923,608)	$(9,003,277)

Class K
Shares sold	135,054,859	$1,330,313,716	202,661,708	$2,002,649,570
Shares issued in reinvestment of distributions	32,668,811	322,404,290	30,433,597	299,455,102
Shares redeemed	(203,808,968)	(2,007,233,619)	(203,443,991)	(1,986,821,082)

	(36,085,298)	$(354,515,613)	29,651,314	$315,283,590

Class R
Shares sold	1,532,548	$15,088,994	2,016,157	$19,843,367
Shares issued in reinvestment of distributions	293,097	2,894,546	290,020	2,855,542
Shares redeemed	(2,167,513)	(21,300,597)	(2,231,236)	(21,975,431)

	(341,868)	$(3,317,057)	74,941	$723,478

	(196,148,619)	$(1,924,652,928)	133,571,564	$1,359,076,595

As of September 30, 2025, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 264,970 Class K shares of the Fund.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	111

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Total Return Fund and the Board of Directors of BlackRock Bond Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Total Return Fund and subsidiaries of BlackRock Bond Fund, Inc. (the “Fund”), including the consolidated schedule of investments, as of September 30, 2025, the related consolidated statement of operations for the year then ended, consolidated statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). Such financial highlights are consolidated for the two years in the period ended September 30, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 21, 2025

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2025:

Fund Name	Qualified Dividend Income

BlackRock Total Return Fund	$3,620,052

The following amount, or maximum amount allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended September 30, 2025:

Fund Name	Qualified Business Income

BlackRock Total Return Fund	$82,295

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended September 30, 2025:

Fund Name	Federal Obligation Interest

BlackRock Total Return Fund	$140,977,719

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2025 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

BlackRock Total Return Fund	0.28%

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2025:

Fund Name	Interest Dividends

BlackRock Total Return Fund	$889,262,863

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations, for the fiscal year ended September 30, 2025:

Fund Name	Interest-Related Dividends

BlackRock Total Return Fund	$729,767,211

I M P O R T A N T T A X I N F O R M A T I O N	113

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Advisers	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
BlackRock (Singapore) Limited	Willkie Farr & Gallagher LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Fund
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

A D D I T I O N A L I N F O R M A T I O N	115

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Bond Fund, Inc. (the “Company”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Company on behalf of BlackRock Total Return Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund, and (2) the Manager and BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S A N D S U B - A D V I S O R Y A G R E E M E N T S	117

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Company, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Glossary of Terms Used in these Financial Statements

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan Offshore

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

MXN	Mexican Peso

PEN	Peruvian Sol

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate

1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate

1D ESTR	EUR - 1D Euro Short-Term Rate

1D OBFR01	USD - 1D Overnight Bank Funding Rate

1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate

1D RAONON	ZAR - 1D Rand Overnight Interest Rate Fixing

1D SONIA	GBP - 1D Sterling Overnight Index Average

1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate

1M JIBAR	ZAR - 1M Johannesburg Interbank Agreed Rate

1W CIBOR	DKK - 1W Copenhagen Interbank Swap Rate

ABS	Asset-Backed Security

AKA	Also Known As

BBSW	Bank Bill Swap Rate

CABROVER	Bank of Canada Overnight Rate Target

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

COBRO	CAD - Overnight Interbank Rate Overnight

CORRA	Canadian OvernightRepo Rate Average

CPTFEMU	Eurozone Inflation Index

CVR	Contingent Value Rights

DAC	Designated Activity Co.

DESTR	DKK - Denmark Short-Term Rate

EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HONIA	HKD - Overnight Index Average

IO	Interest Only

JIBAR	Johannesburg Interbank Average Rate

LP	Limited Partnership

NOWA	NOK - Norwegian Overnight Weighted Average

NVS	Non-Voting Shares

OTC	Over-the-Counter

PIK	Payment-in-Kind

RB	Revenue Bonds

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

SSARON	CHF - Swiss Average Rate O/N

TBA	To-be-Announced

TIIEFONDEO	MXN - Overnight TIIE Funding Rate

TN STIBOR	SEK - TN Stockholm Interbank Offer Rate

TONA	Tokyo Overnight Average Rate

UK RPI	United Kingdom Retail Price Index

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	119

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: November 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: November 21, 2025